UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment
Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2007

Date of reporting period:	3/31/2007

Item 1 – Reports to Stockholders

Dryden Active Allocation Fund

MARCH 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Balanced/allocation

OBJECTIVE

Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

May 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the Dryden Active Allocation Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Active Allocation Fund is income and long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. As of March 31, 2007, the gross annualized operating expenses are 1.14%, 1.84%, 1.84%, 1.34%, 1.84%, 1.59%, 1.84% and 0.84% for Class A, B, C, L, M, R, X and Z shares, respectively. As of March 31, 2007, the annualized operating expenses net of a contractual reduction through January 31, 2008 are 1.09%, 1.84%, 1.84%, 1.34%, 1.84%, 1.34%, 1.84% and 0.84% for Class A, B, C, L, M, R, X and Z shares, respectively. These figures include the net operating expenses of the underlying portfolios in which the Fund invests. Such expenses were calculated using a weighted average of the net operating expenses of each underlying fund and when annualized amounted to less than 0.01% for each share class.

Cumulative Total Returns as of 3/31/07
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	6.69%	9.79%	43.48%	102.93%	—
Class B	6.33	8.96	38.33	88.50	—
Class C	6.41	9.04	38.43	88.63	—
Class L	N/A	N/A	N/A	N/A	-0.71% (3/23/07)
Class M	N/A	N/A	N/A	N/A	-0.71 (3/23/07)
Class R	6.64	9.50	N/A	N/A	18.76 (12/17/04)
Class X	N/A	N/A	N/A	N/A	-0.78 (3/23/07)
Class Z	6.86	10.02	45.17	108.53	—
S&P 500 Index[2]	7.38	11.82	35.49	119.98	**
Lehman Brothers U.S. Aggregate Bond Index[3]	2.76	6.59	29.79	86.92	***
Customized Blend Index[4]	5.42	9.58	34.11	110.40	****
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[5]	7.01	9.54	37.61	104.63	*****

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Average Annual Total Returns[6] as of 3/31/07
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	3.75%	6.28%	6.73%	—
Class B	3.96	6.55	6.54	—
Class C	8.04	6.72	6.55	—
Class L	N/A	N/A	N/A	N/A (3/23/07)
Class M	N/A	N/A	N/A	N/A (3/23/07)
Class R	9.50	N/A	N/A	7.81% (12/17/04)
Class X	N/A	N/A	N/A	N/A (3/23/07)
Class Z	10.02	7.74	7.63	—
S&P 500 Index[2]	11.82	6.26	8.20	**
Lehman Brothers U.S. Aggregate Bond Index[3]	6.59	5.35	6.46	***
Customized Blend Index[4]	9.58	6.05	7.72	****
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[5]	9.54	6.50	7.28	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchases (with the exception of exchanges from the same class of shares offered by certain other JennisonDryden and Strategic Partners Funds).

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, and Class C, 11/7/1996; Class R, 12/17/2004; Class Z, 1/4/1993; Class L, Class M, and Class X, 3/23/2007. Inception date returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the S&P 500 Index, Lehman Brothers U.S. Aggregate Bond Index, Customized Blend Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity on the securities. It gives a broad look at how short- and intermediate-term bonds have performed.

4The Customized Blend Index is made up of the S&P 500 Index (57.5%), the Lehman Brothers U.S. Aggregate Bond Index (40.0%), and the T-Bill 3-Month Blend (2.5%).

5The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	3

Your Fund’s Performance (continued)

noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index, and the Customized Blend Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

**S&P 500 Index Closest Month-End to Inception cumulative total return is 22.24% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns is 9.34% for Class R. Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

***Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return is 8.47% for Class R. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return is 3.68% for Class R. Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

****Customized Blend Index Closest Month-End to Inception cumulative total return is 16.39% for Class R. Customized Blend Index Closest Month-End to Inception average annual total return is 6.98% for Class R. Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

*****Lipper Average Closest Month-End to Inception cumulative total return is 19.51% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 8.21% for Class R. Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/07
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	1.9%
Bank of America Corp., Diversified Financial Services	1.1
General Electric Co., Industrial Conglomerates	1.1
Chevron Corp., Oil, Gas & Consumable Fuels	1.0
Microsoft Corp., Software	1.0

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/07
Oil, Gas & Consumable Fuels	4.8%
Pharmaceuticals	3.5
Diversified Financial Services	3.4
Insurance	2.8
Capital Markets	2.7

Industry weightings reflect only long-term equity investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2006, at the beginning of the period, and held through the six-month period ended March 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Active Allocation Fund		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,066.90	1.09%	$5.62
	Hypothetical	$1,000.00	$1,019.50	1.09%	$5.49

Class B	Actual	$1,000.00	$1,063.30	1.84%	$9.47
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class C	Actual	$1,000.00	$1,064.10	1.84%	$9.47
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class L	Actual**	$1,000.00	$992.90	1.34%	$0.22
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

Class M	Actual**	$1,000.00	$992.90	1.84%	$0.30
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class R	Actual	$1,000.00	$1,066.40	1.34%	$6.90
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

Class X	Actual**	$1,000.00	$992.20	1.84%	$0.30
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class Z	Actual	$1,000.00	$1,068.60	0.84%	$4.33
	Hypothetical	$1,000.00	$1,020.74	0.84%	$4.23

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied

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by the average account value over the period, multiplied by the 182 days in the six- month period ended March 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2007 (to reflect the six-month period with the exception of the Class L, Class M and Class X “Actual” information which reflects the 9 day period ended March 31, 2007 due to its inception date of March 23, 2007.

** Class L, Class M, and Class X shares commenced operations on March 23, 2007.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	7

Portfolio of Investments

as of March 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.1%
COMMON STOCKS 64.2%

Aerospace & Defense 1.9%
26,754	Boeing Co.	$2,378,698
20,400	Ceradyne, Inc.(a)(g)	1,116,696
1,748	European Aeronautic Defense and Space Co. (Netherlands)	54,220
26,000	Honeywell International, Inc.	1,197,560
13,900	L-3 Communications Holdings, Inc.	1,215,833
28,329	Lockheed Martin Corp.	2,748,480
46,000	Northrop Grumman Corp.	3,414,120
8,500	Raytheon Co.	445,910
14,600	United Technologies Corp.	949,000

		13,520,517

Air Freight & Logistics 0.2%
612	CH Robinson Worldwide, Inc.	29,223
6,144	FedEx Corp.	660,050
18,900	HUB Group, Inc.(a)(g)	547,911
462	TNT NV (Netherlands)	21,187
4,141	United Parcel Service, Inc.	290,284

		1,548,655

Airlines
3,872	Air France-KLM (France)	176,637
1,123	British Airways PLC (United Kingdom)(a)	10,740
7,299	Qantas Airways Ltd.	31,005
5,000	Singapore Airlines Ltd. (Singapore)	54,708

		273,090

Auto Components 0.2%
1,200	Aisin Seiki Co. Ltd. (Japan)	42,057
389	Compagnie Generale des Etablissements Michelin (France)	42,959
2,900	Denso Corp. (Japan)	107,790
50,000	Gentex Corp.	812,501
1,000	NGK Spark Plug Co. Ltd. (Japan)	18,712
2,600	Stanley Electric Co. Ltd. (Japan)	52,843
1,800	Tokai Rika Co. Ltd. (Japan)	42,693
200	Toyota Industries Corp. (Japan)	9,470

		1,129,025

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	9

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Automobiles 0.2%
3,802	Fiat SpA (Italy)(a)	$95,839
5,100	Harley-Davidson, Inc.	299,625
6,200	Honda Motor Co. Ltd. (Japan)	216,242
363	Renault SA (France)	42,454
800	Thor Industries, Inc.	31,512
6,500	Toyota Motor Corp. (Japan)	416,454
624	Volkswagen AG (Germany)	93,860

		1,195,986

Beverages 1.2%
91,320	Coca-Cola Co. (The)	4,383,360
1,520	Coca-Cola Hellenic Bottling Co. SA (Greece)	63,960
1,300	West Holdings Co. Ltd. (Japan)	28,187
279	InBev NV	20,144
27,500	Pepsi Bottling Group, Inc.	876,975
45,400	PepsiCo, Inc.	2,885,624
7,346	SABMiller PLC (United Kingdom)	161,182

		8,419,432

Biotechnology 0.6%
39,359	Biogen Idec, Inc.(a)(g)	1,746,752
2,568	CSL Ltd. (Australia)	171,146
41,000	United Therapeutics Corp.(a)(g)	2,204,980

		4,122,878

Building Products 0.1%
867	Cie de Saint-Gobain (France)	84,744
34	Geberit AG (Switzerland)	52,323
12,500	Goodman Global, Inc.(a)	220,250
7,000	Sanwa Shutter Corp.	43,601

		400,918

Capital Markets 2.7%
800	3i Group PLC (United Kingdom)	17,884
7,500	Bear Stearns Cos., Inc. (The)	1,127,625
3,149	Credit Suisse Group (Switzerland)	225,974
700	D Carnegie AB (Sweden)	14,561
2,244	Deutsche Bank AG (Germany)	302,042
26,815	Goldman Sachs Group, Inc.	5,540,783
16,400	Janus Capital Group, Inc.	342,924
53,711	Lehman Brothers Holdings, Inc.	3,763,530

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

388	Macquarie Bank Ltd.	$25,978
40,277	Merrill Lynch & Co., Inc.	3,289,423
55,662	Morgan Stanley	4,383,939
5,919	UBS AG (Switzerland)	351,686

		19,386,349

Chemicals 0.9%
700	Air Products and Chemicals, Inc.	51,772
5,000	Asahi Kasei Corp. (Japan)	36,405
810	BASF AG (Germany)	90,999
5,401	Celanese Corp.	166,567
2,000	Dainippon Ink & Chemicals, Inc. (Japan)	7,943
44,400	Dow Chemical Co. (The)	2,036,184
3,275	H.B. Fuller Co.	89,309
2,587	Koninklijke DSM NV (Netherlands)	115,909
37,074	Lyondell Chemical Co.	1,111,108
5,000	Mitsubishi Chemical Holdings (Japan)	42,558
5,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	47,946
11,000	Mitsui Chemicals, Inc. (Japan)	96,147
37,000	Mosaic Co. (The)(a)	986,420
3,000	Nippon Shokubai Co. Ltd. (Japan)	32,383
16,300	PolyOne Corp.(a)	99,430
24,700	Rohm and Haas Co.	1,277,484
7,000	Tosoh Corp. (Japan)	36,057
1,100	Yara International ASA (Norway)	30,358

		6,354,979

Commercial Banks 2.7%
316	Allied Irish Banks PLC (Ireland)	9,371
1,320	Alpha Credit Bank AE (Greece)	41,791
6,577	Australia And New Zealand Banking Group Ltd. (Australia)	158,047
7,236	Banco Bilbao Vizcaya Argentaria SA (Spain)	177,664
2,804	Banco BPI SA (Portugal)	24,347
10,464	Banco Comercial Portugues SA (Portugal)	37,881
1,694	Banco Espirito Santo SA (Portugal)	32,337
1,977	Banco Popolare di Verona e Nov (Italy)	61,402
19,443	Banco Santander Central Hispano SA (Spain)	346,997
16,570	Barclays PLC (United Kingdom)	235,098
32,300	BB&T Corp.(g)	1,324,946
3,032	BNP Paribas (France)	316,691
18,200	Comerica, Inc.	1,075,984
1,818	Commonwealth Bank of Australia (Australia)	73,930
3,677	Credit Agricole SA (France)	143,378

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	11

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

3,680	Danske Bank A/S (Denmark)	$171,209
3,000	DBS Group Holdings Ltd. (Singapore)	42,316
5,881	Dexia SA (Belgium)	175,505
9,300	DnB NOR ASA (Norway)	131,277
11,000	Gunma Bank Ltd. (The) (Japan)	77,945
3,616	HBOS PLC (United Kingdom)	74,502
24,323	HSBC Holdings PLC (United Kingdom)	425,749
5,700	Huntington Bancshares, Inc.(g)	124,545
63,298	KeyCorp.	2,371,776
10,467	Lloyds TSB Group PLC (United Kingdom)	115,346
7	Mitsubishi UFJ Financial Group, Inc. (Japan)	79,005
12,000	Mitsui Trust Holdings, Inc. (Japan)	118,330
1,603	National Australia Bank Ltd. (Australia)	52,398
47,748	National City Corp.(g)	1,778,613
15,600	Oriental Financial Group (Puerto Rico)	183,768
4,000	Pacific Capital Bancorp	128,480
5,633	PNC Financial Services Group, Inc.	405,407
22,700	Popular, Inc. (Puerto Rico)	375,912
8,593	Royal Bank of Scotland Group PLC (United Kingdom)	335,488
2,200	Skandinaviska Enskilda Banken, Class A (Sweden)	70,416
1,361	Societe Generale (France)	235,206
5,300	SunTrust Banks, Inc.(g)	440,112
2,900	Svenska Handelsbanken AB, Class A (Sweden)	86,176
38,408	U.S. Bancorp.	1,343,128
20,338	UniCredito Italiano SpA (Italy)	193,575
3,200	UnionBanCal Corp.	202,944
42,100	Wachovia Corp.(g)	2,317,605
105,275	Wells Fargo & Co.	3,624,619
2,291	Westpac Banking Corp. (Australia)	48,844

		19,790,060

Commercial Services & Supplies 1.0%
14,000	Avery Dennison Corp.	899,640
13,200	Corporate Executive Board Co.	1,002,672
2,800	Diamond Management & Technology consultants, Inc.	32,732
21,003	Downer EDI Ltd. (Australia)	115,896
2,014	Hays PLC (United Kingdom)	6,212
21,800	Herman Miller, Inc.	730,082
22,000	IKON Office Solutions, Inc.	316,140
16,900	John H. Harland Co.	865,787
968	Manpower, Inc.	71,409
3,116	Michael Page International PLC	32,836
2,300	R. R. Donnelley & Sons Co.	84,157

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

491	Randstad Holding NV (Netherlands)	$38,082
61,900	Robert Half International, Inc.(g)	2,290,920
19,800	Spherion Corp.(a)	174,636
15,567	Waste Management, Inc.	535,660

		7,196,861

Communications Equipment 1.1%
192,366	Cisco Systems, Inc.(a)	4,911,104
16,400	Harris Corp.	835,580
19,100	Mastec, Inc.(a)	210,291
6,600	Nokia Corp. (Finland)	151,910
39,800	QUALCOMM, Inc.	1,697,868
1,448	Telent PLC (United Kingdom)(a)	13,499
1,000	Uniden Corp. (Japan)	7,756

		7,828,008

Computers & Peripherals 2.4%
1,050	Creative Technology Ltd. (Singapore)	6,748
175,600	EMC Corp.(a)(g)	2,432,060
128,811	Hewlett-Packard Co.	5,170,474
79,241	International Business Machines Corp.	7,469,256
8,815	Lexmark International, Inc.(a)	515,325
43,600	Network Appliance, Inc.(a)	1,592,272
28,400	Western Digital Corp.(a)	477,404
528	Wincor Nixdorf AG (Germany)	49,232

		17,712,771

Construction & Engineering
278	Acciona SA (Spain)	60,217
240	ACS Actividades Cons y Serv (Spain)	14,571
5,000	COMSYS Holdings Corp. (Japan)	53,674
16,000	Obayashi Corp. (Japan)	103,191

		231,653

Construction Materials 0.6%
455	CRH PLC (Ireland)	19,450
20,900	Eagle Materials, Inc.	932,767
15,900	Headwaters, Inc.(a)	347,415
385	Holcim Ltd., Class B (Switzerland)	38,559
176	Italcementi SpA (Italy)	5,271
1,104	Lafarge SA (France)	173,566
9,000	Taiheiyo Cement Corp. (Japan)	39,791
21,800	Vulcan Materials Co.	2,539,264

		4,096,083

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	13

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Consumer Finance 0.4%
73,625	AmeriCredit Corp.(a)(g)	$1,683,067
53,900	First Cash Financial Services, Inc.(a)	1,200,892
480	ORIX Corp. (Japan)	125,051

		3,009,010

Containers & Packaging
9,000	Myers Industries, Inc.	168,120
5,679	Rock-Tenn. Co., Class A	188,543

		356,663

Distributors
10,000	Li & Fung Ltd. (Hong Kong)	31,420
59,627	Pacific Brands Ltd. (Australia)	148,110

		179,530

Diversified Consumer Services 0.2%
6,100	ITT Educational Services, Inc.(a)	497,089
12,300	Jackson Hewitt Tax Service, Inc.	395,814
28,900	Universal Technical Institute, Inc.(a)(g)	667,012

		1,559,915

Diversified Financial Services 3.4%
3,393	Babcock & Brown Ltd. (Australia)	75,413
165,403	Bank of America Corp.	8,438,862
21,686	Challenger Financial Services Group Ltd. (Australia)	83,695
26,900	CIT Group, Inc.(g)	1,423,548
135,857	Citigroup, Inc.	6,974,899
3,997	Fortis Group (Belgium)	182,553
6,290	ING Groep NV (Netherlands)	265,938
5,500	IntercontinentalExchange, Inc.(a)(g)	672,155
112,830	JPMorgan Chase & Co.	5,458,715
19,600	Moody’s Corp.(g)	1,216,376

		24,792,154

Diversified Telecommunication Services 1.5%
160,410	AT&T, Inc.	6,324,967
2,955	Belgacom SA (Belgium)	131,252
17,417	BT Group PLC (United Kingdom)	104,107
1,257	CenturyTel, Inc.	56,804
4,541	France Telecom SA (France)	119,926
16	Nippon Telegraph & Telephone Corp. (NTT) (Japan)	84,589

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

367	Swisscom AG (Switzwerland)	$132,662
52,064	Telecom Corp. of New Zealand Ltd. (New Zealand)	175,918
27,878	Telecom Italia SpA (Italy)	68,933
6,597	Telefonica SA (Spain)	145,407
4,500	TeliaSonera AB (Sweden)	38,828
99,950	Verizon Communications, Inc.	3,790,104

		11,173,497

Electric Utilities 0.8%
9,300	Allegheny Energy, Inc.(a)	457,002
5,500	Allete, Inc.	256,410
55,400	American Electric Power Co., Inc.	2,700,749
7,500	CLP Holdings Ltd. (Hong Kong)	54,761
2,515	E.On AG (Germany)	340,064
22,200	El Paso Electric Co.(a)	584,970
2,104	Endesa SA (Spain)	113,774
9,580	Enel SpA (Italy)	102,507
18,438	Energias de Portugal SA (Portugal)	99,014
3,800	Exelon Corp.	261,098
9,200	FirstEnergy Corp.(g)	609,408
2,000	Hokkaido Electric Power Co., Inc. (Japan)	53,123
1,500	Pinnacle West Capital Corp.	72,375
900	Tokyo Electric Power Co., Inc. (The) (Japan)	30,779
949	Union Fenosa SA (Spain)	51,178
4,200	Westar Energy, Inc.	115,584

		5,902,796

Electrical Equipment 0.8%
431	ABB Ltd. (Switzerland)	7,378
24,902	Acuity Brands, Inc.(g)	1,355,665
28,100	Cooper Industries Ltd., Class A	1,264,219
39,200	Emerson Electric Co.	1,689,127
4,200	Genlyte Group, Inc.(a)	296,310
2,000	Hitachi Cable Ltd. (Japan)	11,388
7,000	Mitsubishi Electric Corp. (Japan)	72,115
7,200	Regal-Beloit Corp.	333,936
11,900	Rockwell Automation, Inc.	712,453

		5,742,591

Electronic Equipment & Instruments 0.5%
72,900	Agilent Technologies, Inc.(a)	2,456,001
4,100	Itron, Inc.(a)(g)	266,664
900	Kyocera Corp. (Japan)	84,852

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	15

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

2,100	Methode Electronics, Inc., Class A	$31,017
2,076	Mettler Toledo International, Inc. (Switzerland)(a)	185,947
4,500	Nippon Electric Glass Co. Ltd. (Japan)	78,857
2,700	SYNNEX Corp.(a)	57,348
1,400	TDK Corp. (Japan)	121,419
1,000	Venture Corp. Ltd. (Singapore)	9,623
12,000	Yaskawa Electric Corp. (Japan)	141,752

		3,433,480

Energy Equipment & Services 1.1%
8,100	Baker Hughes, Inc.	535,653
17,400	BJ Services Co.	485,460
14,900	Grant Prideco, Inc.(a)	742,616
91,663	Halliburton Co.	2,909,384
56,600	Helmerich & Payne, Inc.	1,717,244
26,600	Tidewater, Inc.(g)	1,558,228
2,000	Transocean, Inc.(a)	163,400
3,915	WorleyParsons Ltd. (Australia)	88,028

		8,200,013

Food & Staples Retailing 1.1%
1,500	Axfood AB (Sweden)	59,289
489	Casino Guichard Perrachon SA (France)	49,371
64,963	CVS/Caremark Corp.	2,217,837
13,931	J Sainsbury PLC (United Kingdom)	150,640
1,803	Jeronimo Martins SGPS SA (Portugal)	46,966
69,998	Kroger Co. (The)	1,977,444
36,678	Safeway, Inc.	1,343,882
49,400	Wal-Mart Stores, Inc.	2,319,329
1,817	Woolworths Ltd. (Australia)	39,973

		8,204,731

Food Products 1.1%
41,900	Archer-Daniels-Midland Co.	1,537,730
11,856	Campbell Soup Co.	461,791
104,534	ConAgra Foods, Inc.	2,603,942
2,675	East Asiatic Co. Ltd. A/S (Denmark)	128,529
5,612	Ebro Puleva SA (Spain)	132,468
33,300	General Mills, Inc.(g)	1,938,726
1,600	H.J. Heinz Co.	75,392
4,500	Hormel Foods Corp.	167,355
12,500	Kraft Foods, Inc., Class A(g)	395,750
632	Nestle SA, Class B (Switzerland)	246,138

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

3,487	Suedzucker AG (Germany)	$66,750
5,912	Unilever NV (Netherlands)	172,166
2,790	Unilever PLC (United Kingdom)	84,056

		8,010,793

Gas Utilities 0.1%
5,200	AGL Resources, Inc.	222,144
1,300	Atmos Energy Corp.	40,664
8,700	Energen Corp.	442,743
3,253	Gaz de France SA (France)	150,963

		856,514

Health Care Equipment & Supplies 1.1%
4,285	Baxter International, Inc.	225,691
51,223	Becton, Dickinson & Co.	3,938,536
30,200	Haemonetics Corp.(a)	1,411,850
19,700	ICU Medical, Inc.(a)	772,240
811	Kinetic Concepts, Inc.(a)	41,069
24,100	Mentor Corp.	1,108,600
7,900	PolyMedica Corp.(g)	334,407
12,200	STERIS Corp.	324,032

		8,156,425

Health Care Providers & Services 1.9%
64,600	Aetna, Inc.	2,828,833
7,312	AMERIGROUP Corp.(a)	222,285
1,400	Cardinal Health, Inc.	102,130
6,200	Chemed Corp.	303,552
14,300	CIGNA Corp.	2,040,038
33,500	Express Scripts, Inc.(a)	2,704,120
1,303	Healthspring, Inc.(a)	30,686
14,142	Humana, Inc.(a)	820,519
11,300	Laboratory Corp. of America Holdings(a)(g)	820,719
3,619	McKesson Corp.	211,856
21,980	UnitedHealth Group, Inc.	1,164,281
8,819	Wellcare Health Plans, Inc.(a)	751,820
24,300	WellPoint, Inc.(a)	1,970,730

		13,971,569

Health Care Technology
4,400	Eclipsys Corp.(a)	84,788

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	17

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Hotels, Restaurants & Leisure 1.4%
78,900	Brinker International, Inc.	$2,580,030
1,884	Carnival PLC (United Kingdom)	90,795
22,800	Darden Restaurants, Inc.	939,132
3,312	Enterprise Inns PLC (United Kingdom)	43,570
50,168	McDonald’s Corp.	2,260,068
17,800	Peet’s Coffee & Tea, Inc.(a)(g)	491,636
16,900	Starbucks Corp.(a)(g)	529,984
22,200	Wendy’s International, Inc.	694,860
45,900	Yum! Brands, Inc.	2,651,184

		10,281,259

Household Durables 0.3%
5,959	Barratt Developments PLC (United Kingdom)	129,577
728	Bellway PLC (United Kingdom)	22,778
2,678	Bovis Homes Group PLC (United Kingdom)	60,709
2,600	Ethan Allen Interiors, Inc.(g)	91,884
3,331	George Wimpey PLC (United Kingdom)	41,656
1,000	Makita Corp. (Japan)	37,084
2,485	NVR, Inc.(a)	1,652,526
2,600	Sony Corp. (Japan)	132,162
5,303	Thomson (France)	102,080

		2,270,456

Household Products 0.9%
6,267	Colgate-Palmolive Co.	418,573
34,300	Kimberly-Clark Corp.	2,349,207
53,375	Procter & Gamble Co.	3,371,165
2,086	Reckitt Benckiser PLC (United Kingdom)	108,616

		6,247,561

Independent Power Producers & Energy Traders 0.8%
42,800	Mirant Corp.(a)	1,731,688
29,600	NRG Energy, Inc.(a)	2,132,384
25,606	TXU Corp.	1,641,345

		5,505,417

Industrial Conglomerates 1.3%
5,600	Carlisle & Co., Inc.	240,408
3,633	Cookson Group PLC (United Kingdom)	44,432
232,350	General Electric Co.	8,215,897
2,000	Haw Par Corp. Ltd. (Singapore)	9,491

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

9,493	McDermott International, Inc.(a)	$464,967
2,750	Orkla ASA, Class A (Norway)	193,866
325	Siemens AG (Germany)	34,736
7,700	Teleflex, Inc.	524,139

		9,727,936

Insurance 2.5%
16,100	ACE Ltd. (Bermuda)	918,666
7,773	Aegon NV (Netherlands)	154,922
1,423	Allianz SE (Germany)	292,740
45,200	Allstate Corp. (The)	2,714,712
12,329	American Financial Group, Inc.	419,679
36,959	American International Group, Inc.	2,484,384
6,893	Arch Capital Group Ltd. (Bermuda)(a)	470,172
6,720	Aspen Insurance Holdings Ltd. (Bermuda)	176,131
6,530	Aviva PLC (United Kingdom)	96,182
2,920	AXA SA (France)	123,807
15,851	Axis Capital Holdings Ltd. (Bermuda)	536,715
14,100	Chubb Corp. (The)	728,547
20,400	CNA Financial Corp.(a)	879,036
14,941	Endurance Specialty Holdings Ltd. (Bermuda)	533,991
8,200	First Mercury Financial Corp.(a)	168,510
7,000	Genworth Financial, Inc., Class A	244,580
10,400	LandAmerica Financial Group, Inc.(g)	768,664
10,806	Legal & General Group PLC (United Kingdom)	33,811
1,076	Muenchener Rueckversicherungs AG (Germany)	181,468
9,769	Old Mutual PLC (United Kingdom)	31,546
1,420	Philadelphia Consolidated Holding Co.(a)	62,466
31,878	Royal & Sun Alliance (United Kingdom)	101,624
14,500	SAFECO Corp.	963,235
400	SeaBright Insurance Holdings, Inc.(a)	7,360
2,147	Swiss Reinsurance (Switzerland)	196,121
61,000	Travelers Cos., Inc. (The)	3,157,971
250	TrygVesta AS (Denmark)	20,685
8,405	W.R. Berkley Corp.	278,374
20,100	XL Capital Ltd., Class A (Bermuda)(g)	1,406,196
722	Zurich Financial Services AG (Switzerland)	208,403

		18,360,698

Internet & Catalog Retail 0.6%
9,600	Expedia, Inc.(a)	222,528
1,066	Experian Finance PLC	12,282
4,807	Home Retail Group (United Kingdom)	42,000

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	19

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

36,100	IAC/InterActiveCorp.(a)(g)	$1,361,331
84,550	Liberty Media Corp.—Interactive A(a)	2,013,981
18,019	Priceline.com, Inc.(a)(g)	959,692

		4,611,814

Internet Software & Services 0.7%
54,400	Ariba, Inc.(a)	511,360
24,500	EarthLink, Inc.(a)	180,075
99,363	eBay, Inc.(a)	3,293,883
10,700	Interwoven, Inc.(a)	180,830
21,700	Travelzoo, Inc.(a)(g)	797,909
19,300	Websense, Inc.(a)	443,707

		5,407,764

IT Services 1.1%
22,766	Accenture Ltd., Class A (Bermuda)	877,402
11,015	Acxiom Corp.	235,611
10,600	Automatic Data Processing, Inc.	513,040
27,300	CheckFree Corp.(a)(g)	1,012,557
3,937	Computershare Ltd. (Australia)	34,562
2,000	DST Systems, Inc.(a)	150,400
23,501	Electronic Data Systems Corp.	650,508
59,000	Fiserv, Inc.(a)	3,130,539
30,200	MPS Group, Inc.(a)	427,330
30	NTT Data Corp. (Japan)	152,495
19,900	Talx Corp.	659,287

		7,843,731

Leisure Equipment & Products 0.3%
2,300	FUJIFILM Holdings Corp. (Japan)	94,077
20,012	Hasbro, Inc.	572,743
16,012	Mattel, Inc.	441,451
4,000	Nikon Corp. (Japan)	84,352
21,700	Pool Corp.(g)	776,859
3,900	Yamaha Corp. (Japan)	87,042

		2,056,524

Life Sciences Tools & Services 0.6%
15,220	Applera Corp.—Applied Biosystems Group	450,055
46,400	Charles River Laboratories International, Inc.(a)	2,146,464
1,200	Dionex Corp.(a)	81,732
37,000	Illumina, Inc.(a)	1,084,100

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

7,200	PerkinElmer, Inc.	$174,384
8,700	Waters Corp.(a)(g)	504,600

		4,441,335

Machinery 1.6%
7,000	Amada Co. Ltd. (Japan)	80,015
700	Caterpillar, Inc.	46,921
4,949	Cummins, Inc.	716,219
3,500	Daifuku Co. Ltd. (Japan)	50,730
22,400	Dover Corp.	1,093,344
15,900	Eaton Corp.	1,328,604
1,500	Freightcar America, Inc.	72,255
50,700	Gardner Denver, Inc.(a)	1,766,895
26,800	Graco, Inc.	1,049,488
700	Hitachi Construction Machinery Co. Ltd. (Japan)	18,949
44,800	Ingersoll-Rand Co., Ltd. Class A (Bermuda)	1,942,976
10,000	Komatsu Ltd. (Japan)	210,455
4,000	Komori Corp. (Japan)	93,177
1,000	Kubota Corp. (Japan)	8,766
1,167	MAN AG (Germany)	135,627
8,000	Mitsubishi Heavy Industries Ltd. (Japan)	51,731
1,200	Mueller Industries, Inc.	36,120
1,000	NSK Ltd. (Japan)	9,538
4,200	PACCAR, Inc.	308,280
27,500	Parker Hannifin Corp.	2,373,526
3,000	Sumitomo Heavy Industries Ltd. (Japan)	29,888
400	Trelleborg AB, Class B (Sweden)	10,397
700	Volvo AB, Class A (Sweden)	58,945

		11,492,846

Marine
15,000	Mitsui O.S.K. Lines Ltd. (Japan)	166,497
26,000	Neptune Orient Lines Ltd. (Singapore)	55,525
5,000	Nippon Yusen K K (Japan)	40,097

		262,119

Media 2.0%
61,950	CBS Corp., Class B	1,895,051
426	Daily Mail & General Trust (United Kingdom)	6,807
87,998	DIRECTV Group, Inc. (The)(a)	2,030,114
133,675	Disney (Walt) Co.	4,602,429
1,800	Eniro AB (Sweden)	22,749
1,300	Gannett Co., Inc.	73,177

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	21

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

7,650	Liberty Media Holding—Capital, Ser. A(a)	$846,014
11,061	McGraw-Hill Cos., Inc. (The)	695,516
614	Omnicom Group, Inc.	62,861
1,878	Reed Elsevier NV (Netherlands)	33,215
6,000	Singapore Press Holdings Ltd. (Singapore)	17,401
64,100	Time Warner, Inc.(g)	1,264,052
60,200	Viacom Inc., Class B(a)	2,474,822
5,938	Vivendi Universal SA (France)	241,299

		14,265,507

Metals & Mining 0.6%
3,000	Acerinox SA (Spain)	76,344
4,248	Anglo American PLC (United Kingdom)	223,781
762	Arcelor Mittal (Netherlands)	40,482
958	BHP Billiton Ltd. (Australia)	23,168
2,704	Billiton PLC (United Kingdom)	60,288
632	Boehler-Uddeholm AG (Austria)	60,786
15,117	Freeport-McMoRan Copper & Gold, Inc., Class B	1,000,594
54,300	Hecla Mining Co.(a)	491,958
3,100	JFE Holdings, Inc. (Japan)	183,359
10,000	Nippon Steel Corp. (Japan)	70,265
2,807	Nucor Corp.	182,820
3,600	Outokumpu Oyj, Class A (Finland)	123,737
1,800	Quanex Corp.	76,230
500	Rautaruukki Oyj (Finland)	23,304
1,880	Rio Tinto PLC (United Kingdom)	107,361
30	Salzgitter AG (Germany)	4,372
26,000	Sumitomo Metal Industries Ltd. (Japan)	134,369
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	19,306
3,133	ThyssenKrupp AG (Germany)	155,020
10,290	United States Steel Corp.	1,020,458

		4,078,002

Multiline Retail 1.0%
2,555	Dollar Tree Stores, Inc.(a)	97,703
32,600	J.C. Penney Co., Inc.	2,678,416
48,265	Kohl’s Corp.(a)	3,697,582
7,466	Marks & Spencer Group (United Kingdom)	99,391
1,100	Sears Holdings Corp.(a)	198,176
12,600	Target Corp.	746,676

		7,517,944

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Multi-Utilities 0.5%
32,200	Ameren Corp.	$1,619,660
11,200	Consolidated Edison, Inc.(g)	571,872
4,300	Energy East Corp.	104,748
14,499	National Grid PLC (United Kingdom)	227,541
7,100	PNM Resources, Inc.	229,330
11,800	Sempra Energy	719,918
2,500	Vector Ltd. (New Zealand)	5,322

		3,478,391

Office Electronics 0.3%
3,600	Canon, Inc. (Japan)	193,381
1,500	Konica Minolta Holdings, Inc. (Japan)	19,705
5,000	Ricoh Co. Ltd. (Japan)	112,653
95,100	Xerox Corp.(a)	1,606,238

		1,931,977

Oil, Gas & Consumable Fuels 4.8%
19,700	Anadarko Petroleum Corp.	846,706
1,518	BG Group PLC (United Kingdom)	21,896
38,160	BP PLC (United Kingdom)	414,513
65,900	Chesapeake Energy Corp.	2,034,992
103,192	Chevron Corp.	7,632,081
15,900	Cimarex Energy Co.	588,618
42,200	ConocoPhillips	2,884,370
11,700	Devon Energy Corp.	809,874
6,500	Encore Acquisition Co.(a)	157,235
7,762	ENI SpA (Italy)	252,585
178,854	Exxon Mobil Corp.	13,494,535
19,928	Marathon Oil Corp.	1,969,484
2,500	Neste Oil Oyj (Finland)	86,162
6,000	Nippon Oil Corp. (Japan)	48,676
6,600	Occidental Petroleum Corp.	325,446
3,700	Petroleum Development Corp.(a)	198,209
1,318	Repsol YPF SA (Spain)	44,439
8,904	Royal Dutch Shell PLC (Netherlands)	296,292
8,838	Royal Dutch Shell PLC, Class B (Netherlands)	294,096
10,100	Sunoco, Inc.(g)	711,444
2,000	Swift Energy Co.(a)	83,540
3,498	Tesoro Petroleum Corp.	351,304
2,553	Total SA (France)	178,876
17,582	Valero Energy Corp.	1,133,863

		34,859,236

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	23

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Paper & Forest Products
2,700	Svenska Cellulosa AB, Class B (Sweden)	$144,612

Personal Products
5,897	NBTY, Inc.(a)	312,777
1,000	Shiseido Co. Ltd. (Japan)	20,324

		333,101

Pharmaceuticals 3.5%
998	Altana AG (Germany)	64,859
5,590	AstraZeneca PLC (United Kingdom)	300,747
100	Eisai Co. Ltd. (Japan)	4,795
38,500	Eli Lilly & Co.	2,067,835
24,200	Forest Laboratories, Inc.(a)(g)	1,244,848
15,440	GlaxoSmithKline PLC (United Kingdom)	424,458
78,200	Johnson & Johnson	4,712,332
52,200	King Pharmaceuticals, Inc.(a)	1,026,774
90,593	Merck & Co., Inc.	4,001,493
2,312	Novartis AG (Switzerland)	132,614
100	Novo-Nordisk A/S, Class B (Denmark)	9,126
291,668	Pfizer, Inc.	7,367,533
1,435	Roche Holding AG (Switzerland)	253,899
1,704	Sanofi-Aventis (France)	148,186
23,300	Sciele Pharma, Inc.(a)	551,744
1,200	Takeda Pharmaceutical Co. Ltd. (Japan)	78,717
56,000	Wyeth	2,801,680

		25,191,640

Real Estate Investment Trusts 1.1%
2,400	Annaly Capital Management, Inc.	37,152
35,500	Anthracite Capital, Inc.	426,000
5,700	Arbor Realty Trust, Inc.	173,508
29,600	Ashford Hospitality Trust, Inc.	353,424
1,695	British Land Co. PLC (United Kingdom)	50,966
900	Capital Lease Funding, Inc.	9,639
14,200	CBRE Realty Finance, Inc.	187,866
12,600	FelCor Lodging Trust, Inc.	327,222
2,700	First Industrial Realty Trust, Inc.	122,310
27,180	General Property Trust (Australia)	108,637
333	Hammerson PLC (United Kingdom)	11,356
10,800	Hospitality Properties Trust	505,440
23,800	JER Investors Trust, Inc.	452,676
24,200	KKR Financial Corp.	663,806

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

949	Land Securities Group PLC (United Kingdom)	$39,964
30,300	Lexington Realty Trust(g)	640,239
30,800	Newcastle Investment Corp.	854,084
8,900	Ramco-Gershenson Properties	317,819
2,700	Resource Capital Corp.	43,578
40,100	Spirit Finance Corp.	597,490
77,300	Thornburg Mortgage, Inc.(g)	2,009,801

		7,932,977

Real Estate Management & Development 0.2%
50,900	Affordable Residential Communities LP(a)	617,417
2,000	City Developments Ltd.	19,247
8,400	Jones Lang LaSalle, Inc.	875,951
26	KK DaVinci Advisors (Japan)(a)	27,800
2,000	Sumitomo Realty & Development Co. Ltd. (Japan)	75,866
3,500	Swire Pacific Ltd. (Hong Kong)	39,285
17,000	Wharf Holdings Ltd. (Hong Kong)	63,096
632	Wihlborgs Fastigheter AB (Sweden)	13,576

		1,732,238

Road & Rail 0.1%
10,205	Norfolk Southern Corp.	516,373
10,200	Ryder System, Inc.	503,268
4,085	Toll Holdings, Ltd. (Australia)	67,756

		1,087,397

Semiconductors & Semiconductor Equipment 1.5%
19,552	Amkor Technology, Inc.(a)	244,009
160,186	Applied Materials, Inc.	2,934,608
2,161	ASML Holding NV (Netherlands)(a)	53,376
35,900	ATMI, Inc.(a)(g)	1,097,463
300	Elpida Memory, Inc. (Japan)(a)	11,634
47,600	Intel Corp.	910,588
2,800	International Rectifier Corp.(a)	106,988
38,800	Intevac, Inc.(a)	1,023,156
28,695	Lam Research Corp.(a)(g)	1,358,421
31,845	Novellus Systems, Inc.(a)(g)	1,019,677
9,100	RF Micro Devices, Inc.(a)	56,693
2,100	Tokyo Electron Ltd. (Japan)	146,843
24,723	Varian Semiconductor Equipment Associates, Inc.(a)	1,319,714
37,200	Xilinx, Inc.	957,156

		11,240,326

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	25

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Software 2.3%
8,100	Ansoft Corp.(a)	$256,284
15,250	BMC Software, Inc.(a)	469,548
42,900	Cadence Design System, Inc.(a)(g)	903,474
12,100	Kronos, Inc.(a)	647,350
268,213	Microsoft Corp.(g)	7,475,096
19,000	MicroStrategy, Inc., Class A(a)(g)	2,401,410
100	Nintendo Co. Ltd. (Japan)	29,065
154,900	Oracle Corp.(a)	2,808,337
2,800	Smith Micro Software, Inc.(a)	52,164
3,800	Symantec Corp.(a)	65,740
49,800	Synopsys, Inc.(a)	1,306,254

		16,414,722

Specialty Retail 1.3%
33,700	Aeropostale, Inc.(a)	1,355,750
30,295	American Eagle Outfitters, Inc.	908,547
700	Aoyama Trading Co. Ltd. (Japan)	22,217
900	Autobacs Seven Co. Ltd. (Japan)	32,230
2,917	AutoZone, Inc.(a)	373,784
4,500	DSW Inc., Class A(a)	189,945
14,189	Group 1 Automotive, Inc.	564,297
22,805	Gymboree Corp.(a)	913,796
250	Hennes & Mauritz AB (H&M), B Shares (Sweden)	14,393
17,400	Hibbett Sports, Inc.(a)	497,466
26,700	Home Depot, Inc.	980,958
4,100	J Crew Group, Inc.(a)	164,697
16,100	Midas, Inc.(a)	347,277
22,497	Office Depot, Inc.(a)	790,545
496	OfficeMax, Inc.	26,159
3,500	PetSmart, Inc.	115,360
36,000	Select Comfort Corp.(a)(g)	640,800
10,000	Sherwin-Williams Co. (The)	660,400
23,300	TJX Cos, Inc.	628,168

		9,226,789

Textiles, Apparel & Luxury Goods 0.6%
65,100	Coach, Inc.(a)	3,258,254
260	Folli—Follie SA (Greece)	9,100
2,000	Fossil, Inc.(a)(g)	52,940
17,200	Jones Apparel Group, Inc.	528,556
3,200	Kellwood Co.	93,856
362	Swatch Group AG (Switzerland)	19,349

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

200	Unifirst Corp.	$7,674
3,000	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	10,175

		3,979,904

Thrifts & Mortgage Finance 0.7%
16,000	Centerline Holding Co.	309,600
14,848	Countrywide Financial Corp.(g)	499,487
843	Downey Financial Corp.	54,407
5,173	FirstFed Financial Corp.(a)	293,982
15,800	MGIC Investment Corp.(g)	930,936
17,500	PMI Group, Inc. (The)	791,350
27,100	Radian Group, Inc.	1,487,248
1,200	Triad Guaranty, Inc.(a)(g)	49,692
7,717	Washington Mutual, Inc.	311,612

		4,728,314

Tobacco 0.8%
36,400	Altria Group, Inc.(g)	3,196,284
2,964	British American Tobacco (United Kingdom)	92,682
1,229	Imperial Tobacco Group (United Kingdom)	55,020
40,800	Reynolds American, Inc.(g)	2,546,328
7,000	Swedish Match AB (Sweden)	125,057

		6,015,371

Trading Companies & Distributors 0.4%
15,600	Applied Industrial Technologies, Inc.	382,824
9,000	Itochu Corp. (Japan)	89,206
12,000	Marubeni Corp. (Japan)	72,912
2,900	Mitsubishi Corp. (Japan)	67,307
8,000	Mitsui & Co. Ltd. (Japan)	149,355
18,800	MSC Industrial Direct Co.	877,584
5,000	Sumitomo Corp. (Japan)	89,952
12,000	W.W. Grainger, Inc.	926,881

		2,656,021

Transportation Infrastructure
22,000	Hopewell Holdings (Hong Kong)	85,595
46,403	Macquarie Infrastructure Group (Australia)	144,172

		229,767

Wireless Telecommunication Services 0.6%
23,600	Alltel Corp.	1,463,200
1,370	Cosmote Mobile Telecommunications SA (Greece)	41,031

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	27

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

117,100		Sprint Nextel Corp.	$2,220,217
1,254		Telephone & Data Systems, Inc.	74,763
112,674		Vodafone Group PLC (United Kingdom)	300,437

			4,099,648

		Total common stocks (cost $384,268,970)	466,495,078

PREFERRED STOCK

Automobiles
101		Porsche AG (Germany) (cost $122,609)	154,151

Moody’s Rating (Unaudited)	Principal Amount (000)
CORPORATE BONDS 7.6%

Aerospace/Defense 0.3%

Baa2	$370	BAE Systems Holdings, Inc., Notes, 144A, 4.75%, 8/15/10	364,700
A2	190	Boeing Capital Corp., Sr. Notes, 6.10%, 3/01/11(g)	197,198
Baa3	272	Goodrich Corp., Notes, 6.80%, 7/01/36	293,098
Baa1	86	Lockheed Martin Corp., Notes, 6.15%, 9/01/36	89,225
Baa2	500	Northrop Grumman Corp., Gtd. Notes, 7.125%, 2/15/11	534,709
Baa1	195	Raytheon Co., Debs., 6.00%, 12/15/10	201,897
Baa1	29	Raytheon Co., Notes, 4.50%, 11/15/07	28,847
		Raytheon Co., Sr. Notes,
Baa1	270	6.55%, 3/15/10	281,786
Baa1	140	5.50%, 11/15/12	142,422

			2,133,882

Airlines 0.1%
Ba1	320	American Airlines, Inc., Pass-Thru Certs., Ser. 01-1, 6.817%, 5/23/11	327,200
Baa2	45	Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1, 6.703%, 6/15/21	46,581
Baa1	200	Southwest Airlines Co., Notes, 6.50%, 3/01/12	209,013

			582,794

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Automotive 0.1%
Baa1	$105	Auburn Hills Trust, Debs., 12.375%, 5/01/20	$165,955
Baa3	60	Equus Cayman Finance Ltd. (Cayman Islands), Notes, 144A, 5.50%, 9/12/08	60,081
Baa3	90	Hyundai Motor Manufacturing LLC, Gtd. Notes, 144A, 5.30%, 12/19/08	89,894
Baa1	55	Johnson Controls, Inc., Sr. Notes, 5.50%, 1/15/16	54,467

			370,397

Banking 0.8%
A2	130	Banco Bradesco (Cayman), Notes, 8.75%, 10/24/13	149,500
Aa2	355	Bank of America Corp., Sub. Notes, 5.75%, 8/15/16(g)	361,131
Aa1	375	Bank of America NA, Sub. Notes, 5.30%, 3/15/17	368,823
Aa1	60	6.00%, 10/15/36	60,081
Aa3	400	Bank One Corp., Sub. Notes, 7.875%, 8/01/10	432,877
Aa2	400	Citigroup, Inc., Sub. Notes, 5.625%, 8/27/12	407,246
Aa2	82	5.00%, 9/15/14	80,053
Aa2	165	6.125%, 8/25/36	167,591
Aaa	290	Depfa ACS Bank (Ireland), 144A, 5.125%, 3/16/37	276,112
Baa2	220	ICICI Bank Ltd. (Singapore), Notes, 144A, 5.75%, 11/16/10	221,280
Baa2	495	ICICI Bank Ltd. (India), Bonds, 144A, 5.90%, 1/12/10(h)	495,574
Aa2	190	J.P. Morgan Chase & Co., Notes, 4.60%, 1/17/11	186,253
Aa2	270	J.P. Morgan Chase & Co., Sr. Notes, 5.25%, 5/30/07	269,911
Aa3	150	J.P. Morgan Chase Capital XVIII, Bonds, Ser. R, 6.95%, 8/17/36	156,337

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	29

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

A2	$160	Mizuho Finance Group (Cayman Islands), Bank Gtd. Notes, 144A, 5.79%, 4/15/14	$163,016
Baa2	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes, 6.346%, 7/25/49(h)	154,827
A2	200	PNC Preferred Funding Trust I, Sr. Unsec. Notes, 144A, 6.113%, 12/31/49(h)	198,683
A1	140	Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes, 7.625%, 9/14/10	151,857
Baa2	625	SMFG Preferred Capital I Ltd. (Cayman Islands), Bonds, 144A, 6.078%, 12/25/49(h)	626,212
Aa2	450	Wachovia Bank NA., Sub. Notes, 7.80%, 8/18/10	484,131
A2	60	Washington Mutual Bank, Sub. Notes, 5.65%, 8/15/14	59,678
Aa1	140	Wells Fargo & Co., Sr. Unsec. Notes, 4.625%, 8/09/10	138,437
Aa1	295	Wells Fargo Bank NA, Sub. Notes, 4.75%, 2/09/15	283,026

			5,892,636

Brokerage 0.4%
A1	100	Bear Stearns Cos., Inc. (The), Unsec. Notes, 5.30%, 10/30/15	98,475
A1	195	Bear Stearns Cos., Inc. (The), Sr. Notes, 5.35%, 2/01/12	195,382
Aa3	5	Goldman Sachs Group, Inc., Notes, 5.00%, 10/01/14	4,836
A1	170	Goldman Sachs Group, Inc., Sub. Notes, 5.625%, 1/15/17(g)	168,385
A1	385	6.45%, 5/01/36	391,082

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

A1	$345	Lehman Brothers Holdings, Inc., Sr. Notes, 5.25%, 2/06/12	$344,684
Aa3	60	Merrill Lynch & Co., Inc., Notes, 4.79%, 8/04/10	59,396
Aa3	35	5.45%, 7/15/14	35,040
Aa3	340	Merrill Lynch & Co., Inc., Notes, MTN, 4.25%, 2/08/10	331,732
Aa3	170	5.77%, 7/25/11	173,902
Aa3	90	5.00%, 1/15/15	87,232
Aa3	50	Morgan Stanley, Notes, 4.00%, 1/15/10	48,597
Aa3	150	4.25%, 5/15/10	146,540
Aa3	25	5.30%, 3/01/13	24,969
Aa3	220	5.45%, 1/09/17	216,381
Aa3	460	Morgan Stanley, Sr. Unsec. Notes, MTN, 5.75%, 10/18/16	462,671
A1	140	Morgan Stanley, Sub. Notes, 4.75%, 4/01/14	132,970

			2,922,274

Building Materials & Construction 0.3%
Baa3	160	American Standard, Inc., Gtd. Notes, 7.625%, 2/15/10	169,568
Baa1	170	CRH America Inc., Gtd. Notes, 6.00%, 9/30/16	172,329
Baa1	170	Hanson PLC (United Kingdom), Sr. Unsub. Notes, 7.875%, 9/27/10	183,863
Ba1	840	K Hovnanian Enterprises, Inc., Gtd. Notes, 10.50%, 10/01/07	852,600
Baa2	200	Lafarge SA (France), Notes, 6.15%, 7/15/11	206,268
Baa3	115	Owens Corning, Inc., Sr. Unsec. Notes, 144A, 6.50%, 12/01/16	117,461
Baa3	90	Ryland Group, Inc., (The) Sr. Notes, 5.375%, 6/01/08	89,870

			1,791,959

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	31

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Cable 0.2%
Baa2	$55	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	$71,423
Baa2	25	Comcast Corp., Bonds, 5.65%, 6/15/35	22,651
Baa2	195	Comcast Corp., Gtd. Notes, 6.45%, 3/15/37	195,222
Baa2	85	Comcast Corp., Sr. Unsec. Notes, 6.50%, 11/15/35	85,644
Baa3	270	Cox Communications, Inc., Notes, 7.875%, 8/15/09	286,032
Baa3	185	6.75%, 3/15/11	194,574
B2	385	CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	389,332

			1,244,878

Capital Goods 0.3%
A2	50	Caterpillar Financial Services Corp., Notes, MTN, 5.50%, 3/15/16	50,133
A2	400	Caterpillar, Inc., Debs., 7.25%, 9/15/09	419,603
Baa1	65	Cooper Cameron Corp., Sr. Notes, 2.65%, 4/15/07	64,923
Baa1	400	Erac USA Finance Co., Gtd. Notes, 144A, 7.35%, 6/15/08	407,239
Baa2	75	FedEx Corp., Gtd. Notes, 7.25%, 2/15/11	80,076
Baa2	330	FedEx Corp., Notes, 2.65%, 4/01/07	329,975
A2	215	Honeywell International, Inc., Bonds, 6.125%, 11/01/11	224,148
A2	35	Honeywell International, Inc., Sr. Notes, 5.70%, 3/15/37	33,877
A2	140	John Deere Capital Corp., Sr. Notes, 4.50%, 8/25/08	138,627

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa3	$250	Tyco International Group SA (Luxembourg), Gtd. Notes, 6.00%, 11/15/13	$262,798
A2	90	United Technologies Corp., Debs., 8.875%, 11/15/19	116,758
A2	165	United Technologies Corp., Notes, 6.35%, 3/01/11	172,629
A2	90	United Technologies Corp., Sr. Notes, 6.05%, 6/01/36	92,218

			2,393,004

Chemicals 0.1%
B2	5	BCP Crystal U.S. Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	5,680
A3	60	Dow Chemical Co. (The), Debs., 5.97%, 1/15/09	60,603
A3	135	Dow Chemical Co. (The), Notes, 6.125%, 2/01/11	138,719
Baa2	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/01/13	75,301
Baa3	170	Lubrizol Corp. (The), Sr. Notes, 4.625%, 10/01/09	167,943
Ba2	100	Union Carbide Corp., Debs, 7.50%, 6/01/25	107,213

			555,459

Consumer 0.1%
Aa3	510	Procter & Gamble Co., Sr. Notes, 5.55%, 3/05/37	496,196
Ba3	25	Realogy Corp., Notes, 144A, 6.15%, 10/15/11	25,563
A3	115	Western Union Co. (The), Gtd. Notes, 5.93%, 10/01/16	115,247
Baa2	195	Whirlpool Corp., Notes, 6.125%, 6/15/11	199,494

			836,500

Containers & Packaging 0.1%
Ba1	400	Ball Corp., Gtd. Notes, 6.625%, 3/15/18	397,500

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	33

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Electric 0.6%
Baa2	$125	Appalachian Power Co., Sr. Notes, 4.40%, 6/01/10	$122,064
Baa2	35	Arizona Public Services Co., Unsec. Notes, 6.25%, 8/01/16	36,119
Baa2	115	Baltimore Gas & Electric Co., Sr. Unsec. Notes, 144A, 6.35%, 10/01/36	116,992
A3	105	Carolina Power & Light Co., First Mtge. Bonds, 5.25%, 12/15/15	103,552
Baa2	160	CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge., 5.70%, 3/15/13	161,276
Baa2	120	6.95%, 3/15/33	131,187
A1	145	Consolidated Edison Co. of New York, Sr. Unsec. Notes, 5.375%, 12/15/15	145,237
Baa2	65	Consumers Energy Co., First Mtge. Bonds, Ser. B, 5.375%, 4/15/13	64,916
Baa2	250	Dominion Resources, Inc., Notes, 4.125%, 2/15/08	247,397
Baa2	70	Dominion Resources, Inc., Sr. Notes, 4.75%, 12/15/10	69,008
Baa2	190	Dominion Resources, Inc., Sr. Notes, Ser. D, 5.125%, 12/15/09	190,066
Baa2	135	El Paso Electric Co., Sr. Unsec. Notes, 6.00%, 5/15/35	130,183
Baa3	220	Empresa Nacional de Electricidad SA (Chile), Bonds, Ser. B, 8.50%, 4/01/09	232,936
Baa3	65	Empresa Nacional de Electricidad SA (Chile), Notes, 8.625%, 8/01/15	76,698
Baa2	30	Energy East Corp., Notes, 6.75%, 9/15/33	31,483
Baa2	30	Exelon Corp., Notes, 4.90%, 6/15/15	28,033

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa3	$196	FirstEnergy Corp., Notes, Ser. C, 7.375%, 11/15/31	$222,669
Aa3	60	Florida Power & Light Co., First Mtge. Bonds, 5.95%, 10/01/33	61,448
Baa2	90	Indiana Michigan Power Co., Sr. Notes, Ser. INDF, 5.05%, 11/15/14	87,177
A2	35	National Rural Utilities Cooperative Finance Corp., Notes, 7.25%, 3/01/12	38,136
Ba1	250	Nevada Power Co., Mortgage Backed Notes, 6.50%, 5/15/18	261,043
Baa3	55	NiSource Finance Corp., Gtd. Notes, 5.25%, 9/15/17	51,945
Baa3	70	5.45%, 9/15/20	65,802
A1	110	NSTAR Electric Co., Debs., 4.875%, 4/15/14	106,970
Baa2	165	Ohio Edison Co., Sr. Unsec. Notes, 6.40%, 7/15/16	173,825
Baa2	25	6.875%, 7/15/36	27,116
Baa2	120	Oncor Electric Delivery, Debs., 7.00%, 9/01/22	128,553
Baa1	395	Pacific Gas & Electric Co., First Mtge. Bonds, 6.05%, 3/01/34	395,966
Baa3	110	Pepco Holdings, Inc., Notes, 5.50%, 8/15/07	109,957
A3	400	PPL Electric Utilities Corp., Sec’d. Notes, 6.25%, 8/15/09	409,037
A2	100	Southern California Edison Co., First Mtge. Bonds, 4.65%, 4/01/15	95,371
A2	150	5.625%, 2/01/36	145,291
Baa1	120	Xcel Energy, Inc., Sr. Notes, 3.40%, 7/01/08	117,403
Baa1	35	7.00%, 12/01/10	37,144
Baa1	95	6.50%, 7/01/36	99,862

			4,521,862

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	35

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Energy—Integrated 0.2%
		ConocoPhillips Candada Funding Co. (Canada), Gtd. Notes,
A1	$290	5.625%, 10/15/16	$294,805
A1	40	5.95%, 10/15/36	40,445
A1	36	ConocoPhillips Holding Co., Sr. Notes, 6.95%, 4/15/29	40,819
Baa1	60	Marathon Oil Corp., Notes, 6.125%, 3/15/12	62,154
A1	500	Phillips Petroleum Co., Notes, 8.75%, 5/25/10	554,983
Baa2	295	TNK-BP Finance SA (Luxembourg), Gtd. Private Placement, Notes, 144A, 7.50%, 7/18/16	311,225

			1,304,431

Energy—Other 0.1%
Baa2	111	Devon Financing Corp., ULC, Gtd. Notes, 7.875%, 9/30/31	131,577
Baa2	55	Encana Corp., (Canada), Bonds, 6.50%, 8/15/34	57,074
Baa1	30	Halliburton Co., Notes, 5.50%, 10/15/10	30,324
		Talisman Energy, Inc., (Canada), Notes,
Baa2	45	5.125%, 5/15/15	42,997
Baa2	110	6.25%, 2/01/38	104,375
Baa3	30	Valero Energy Corp., Sr. Unsec. Notes, 7.50%, 4/15/32	34,090
Baa1	125	Weatherford International, Inc., Gtd. Notes, 6.50%, 8/01/36	124,985
Baa1	265	Woodside Petroleum Ltd. (Australia), Gtd. Notes, 144A, 5.00%, 11/15/13	258,294
Baa2	75	XTO Energy, Inc., Sr. Unsec. Notes, 5.65%, 4/01/16	74,739

			858,455

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Foods 0.4%
A2	$160	Anheuser-Busch Cos., Inc., Sr. Notes, 6.00%, 4/15/11	$164,832
A2	60	Archer-Daniels-Midland Co., Debs., 8.125%, 6/01/12	67,729
A3	90	Bottling Group LLC, Notes, 5.50%, 4/01/16	90,507
Baa2	215	Bunge Ltd., Notes, 5.35%, 4/15/14	207,281
Baa2	250	Cadbury Schweppes US Finance LLC, Notes, 144A, 3.875%, 10/01/08	244,754
A2	375	Cargill, Inc., Notes, 144A, 3.625%, 3/04/09	365,125
Baa2	81	ConAgra Foods, Inc., Notes, 7.875%, 9/15/10	87,685
Baa2	80	ConAgra Foods, Inc., Sr. Notes, 7.125%, 10/01/26	87,254
Baa2	260	HJ Heinz Co., Notes, 144A, 6.428%, 12/01/08	264,492
A3	375	Kellogg Co., Notes, Ser. B, 6.60%, 4/01/11	394,116
A3	50	Kraft Foods, Inc., Notes, 5.25%, 6/01/07	49,971
A3	185	Kraft Foods, Inc., Sr. Unsec. Notes, 5.625%, 11/01/11	187,256
Baa2	35	Kroger Co. (The), Gtd. Notes, 6.80%, 4/01/11	36,713
Baa2	250	Kroger Co. (The), Notes, 7.80%, 8/15/07	252,127
		Kroger Co. (The), Sr. Notes,
Baa2	55	7.00%, 5/01/18	58,258
Baa1	200	Miller Brewing Co., Notes, 144A, 4.25%, 8/15/08	196,963
Baa1	295	PepsiAmericas, Inc., Notes, 6.375%, 5/01/09	301,684
Baa2	35	Tricon Global Restaurants, Inc., Sr. Notes, 8.875%, 4/15/11	39,298
Ba1	150	Tyson Foods, Inc., Sr. Unsec. Notes, 6.85%, 4/01/16	155,597

			3,251,642

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	37

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Gaming
		Harrah’s Operating Co., Inc., Gtd. Notes,
Baa3	$55	7.125%, 6/01/07	$55,206
Baa3	150	5.50%, 7/01/10	147,675
B1	1	Mandalay Resort Group, Sr. Sub. Notes, 9.375%, 2/15/10	1,078

			203,959

Health Care & Pharmaceutical 0.4%
A1	385	Abbott Laboratories, Notes, 5.875%, 5/15/16	398,281
Ba1	200	AmerisourceBergen Corp., Gtd. Notes, 5.625%, 9/15/12	200,420
		Baxter International, Inc., Sr. Unsec. Notes,
Baa1	170	5.196%, 2/16/08	169,865
Baa1	60	5.90%, 9/01/16	61,919
Baa3	210	Boston Scientific Corp., Sr. Notes, 6.40%, 6/15/16	210,553
A2	55	Bristol-Myers Squibb Co., Unsub. Notes, 5.875%, 11/15/36	53,900
Baa2	30	Cardinal Health Inc., Notes, 144A, 5.80%, 10/15/16	29,891
Baa2	110	Cardinal Health, Inc., Sr. Unsub. Notes, 5.85%, 12/15/17	109,816
A1	60	Genentech, Inc., Sr. Notes, 4.75%, 7/15/15	57,690
B2	400	HCA, Inc., Sec. Notes, 144A, 9.625%, 11/15/16	432,000
Caa1	6	HCA, Inc., Sr. Unsec. Notes, 6.25%, 2/15/13	5,453
Baa3	250	Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 5.625%, 12/15/15	247,188
Aa3	30	Merck & Co., Inc., Bonds, 5.75%, 11/15/36	29,103

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aa3	$30	Merck & Co., Inc., Debs., 5.95%, 12/01/28	$30,511
Aa1	40	Pharmacia Corp., Debs., 6.60%, 12/01/28	44,336
Baa1	155	Schering-Plough Corp., Sr. Notes, 5.55%, 12/01/13	157,921
Baa2	255	Teva Pharmaceutical Finance LLC, Bonds, 6.15%, 2/01/36	245,950
A3	340	Wyeth, Notes, 5.95%, 4/01/37	334,849
		Wyeth, Unsub. Notes,
A3	260	5.50%, 3/15/13 - 2/01/14	262,133
A3	10	6.45%, 2/01/24	10,493

			3,092,272

Health Care Insurance 0.2%
		Aetna, Inc., Sr. Unsub. Notes,
A3	80	5.75%, 6/15/11	81,671
A3	130	6.625%, 6/15/36	139,119
Baa1	310	Anthem, Inc., Notes, 3.50%, 9/01/07	307,428
Baa2	140	Cigna Corp., Sr. Unsec. Notes, 6.15%, 11/15/36	138,738
Ba1	190	Coventry Health Care, Inc., Sr. Notes, 6.125%, 1/15/15	192,356
A3	290	United Health Group, Inc., Sr. Unsec. Notes, 5.25%, 3/15/11	291,126
		WellPoint, Inc., Notes,
Baa1	170	5.00%, 12/15/14	164,963
Baa1	105	5.95%, 12/15/34	103,033

			1,418,434

Insurance 0.3%
A1	200	Allstate Corp. (The), Sr. Notes, 7.20%, 12/01/09	210,264
Aa3	110	American International Group, Inc., Jr. Sub. Notes, 6.25%, 3/15/37(g)	107,065

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	39

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

		American International Group, Inc., Notes,
Aa2	$260	4.25%, 5/15/13	$247,253
Aa2	240	5.60%, 10/18/16	244,074
A3	35	AXA SA (France), Sub. Notes, 8.60%, 12/15/30	44,623
Aaa	95	Berkshire Hathaway Finance Corp., Gtd. Notes, 4.75%, 5/15/12	93,562
Baa3	180	Liberty Mutual Group, Inc., Bonds, 144A, 7.00%, 3/15/34	185,543
		Marsh & McLennan Cos., Inc., Sr. Unsec. Notes,
Baa2	50	5.15%, 9/15/10	49,564
Baa2	40	5.75%, 9/15/15	39,735
		MetLife, Inc., Sr. Notes,
A2	70	6.125%, 12/01/11	73,030
A2	15	6.375%, 6/15/34	15,776
A2	205	5.70%, 6/15/35	197,060
A3	140	St. Paul Travelers Cos., Inc., (The), Sr. Unsec. Notes, 6.75%, 6/20/36	154,117
		W.R. Berkley Corp., Sr. Notes,
Baa2	110	5.60%, 5/15/15	108,584
Baa2	90	6.15%, 8/15/19	90,971
		XL Capital Ltd. (Cayman Islands), Sr. Notes,
A3	15	5.25%, 9/15/14	14,699

			1,875,920

Lodging 0.1%
A3	440	Carnival Corp. (Panama), Gtd. Notes, 3.75%, 11/15/07	435,840
A3	50	Carnival PLC (United Kingdom), Notes, 7.30%, 6/01/07	50,133

			485,973

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Media & Entertainment 0.2%
Baa3	$115	AMFM, Inc., Gtd. Notes, 8.00%, 11/01/08	$119,154
Baa3	75	CBS Corp., Gtd. Notes, 7.875%, 7/30/30	80,847
A3	50	Disney (Walt) Co., Notes, 5.375%, 6/01/07	50,014
Ba1	15	McClatchy Co., Debs., 6.875%, 3/15/29	13,937
Baa2	125	News America, Inc., Gtd. Notes, 7.625%, 11/30/28	140,083
Baa2	100	Time Warner, Inc., Debs., 9.15%, 2/01/23	124,554
Baa2	225	Time Warner, Inc., Gtd. Notes, 6.75%, 4/15/11	237,120
Baa2	160	7.25%, 10/15/17	176,626
Baa2	36	7.625%, 4/15/31	40,458
Baa2	50	7.70%, 5/01/32	56,687
Baa3	150	Viacom, Inc., Sr. Notes, 6.25%, 4/30/16	152,063
Baa3	160	6.875%, 4/30/36	161,277

			1,352,820

Metals 0.1%
Baa1	70	Alcan, Inc. (Canada), Notes, 4.50%, 5/15/13	66,307
Baa1	115	5.00%, 6/01/15	110,304
Ba1	250	Peabody Energy Corp., Notes, 7.375%, 11/01/16	263,126
Baa2	195	Southern Copper Corp., Sr. Notes, 7.50%, 7/27/35	210,186
Baa3	120	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/21/36	123,922
Baa2	70	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 5.50%, 11/16/11	70,394

			844,239

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	41

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Non Captive Finance 0.3%
A3	$5	Capital One Bank, Sub. Notes, 6.50%, 6/13/13	$5,232
A3	55	Capital One Financial Corp., Notes, 5.50%, 6/01/15	54,243
A3	125	Capital One Financial Corp., Sr. Notes, MTN, 5.70%, 9/15/11(g)	126,267
Baa1	25	Capital One Financial Corp., Sub. Notes, 6.15%, 9/01/16(g)	25,357
A2	135	CIT Group Funding Co. of Canada, (Canada), Gtd. Notes, 5.20%, 6/01/15	130,866
		CIT Group, Inc., Sr. Notes,
A2	195	5.50%, 11/30/07	195,122
A2	80	4.25%, 2/01/10	78,224
		General Electric Capital Corp., Notes,
Aaa	110	4.875%, 10/21/10	109,423
Aaa	340	5.50%, 4/28/11	345,310
Aaa	315	6.75%, 3/15/32	356,905
Aaa	90	General Electric Capital Corp., Notes, MTN, 6.125%, 2/22/11	93,272
Aa3	130	Household Finance Corp., Notes, 4.75%, 5/15/09	128,882
Aa3	100	HSBC Finance Corp., Sr. Notes, 5.70%, 6/01/11	101,525
A1	120	International Lease Finance Corp., Unsub. Notes, 3.50%, 4/01/09	116,380
		Residential Capital LLC, Gtd. Notes,
Baa3	100	6.375%, 6/30/10	99,973
Baa3	105	6.00%, 2/22/11	103,574
Baa3	420	6.50%, 4/17/13	416,013

			2,486,568

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Non-Corporate 0.1%
A3	$460	Gaz Capital for Gazprom (Luxembourg), Sr. Unsec. Notes, 144A, 6.51%, 3/07/22 (cost $460,000; purchased 3/01/07)(g)(k)	$466,900
Baa1	270	Pemex Project Funding Master Trust, Gtd. Notes, 5.75%, 12/15/15	270,540
Baa2	195	Petrobras International Finance Co. (Cayman Islands), Bonds, 8.375%, 12/10/18	234,000

			971,440

Paper
Baa3	140	Plum Creek Timberlands LP, Gtd. Notes, 5.875%, 11/15/15	139,104

Pipelines & Other 0.3%
Baa3	330	Atmos Energy Corp., Notes, 4.00%, 10/15/09	320,202
Baa3	90	CenterPoint Energy Resources Corp., Sr. Unsec. Notes, 6.25%, 2/01/37	89,376
Baa3	275	CenterPoint Energy Resources Corp., Unsec. Notes, 6.50%, 2/01/08	277,232
Baa2	365	Duke Energy Field Services LLC, Notes, 7.875%, 8/16/10	394,309
Baa3	35	Enterprise Products Operating LP, Gtd. Notes, Ser. B, 6.875%, 3/01/33	36,858
		Enterprise Products Operating LP, Gtd. Notes,
Baa3	145	4.625%, 10/15/09	143,109
Baa3	150	4.00%, 10/15/07	148,907
Baa3	190	Enterprise Products Operating LP, Sr. Notes, 4.95%, 6/01/10	188,362

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	43

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa2	$125	ONEOK Partners, L.P., Notes, 6.65%, 10/01/36	$128,430
Baa2	250	ONEOK, Inc., Sr. Unsec. Notes, 5.51%, 2/16/08	250,398
Baa1	120	Sempra Energy, Sr. Notes, 4.621%, 5/17/07	119,872
Baa1	15	Sr. Unsec. Notes, 6.00%, 2/01/13	15,443
Baa1	22	Spectra Energy Capital LLC, Sr. Notes, 8.00%, 10/01/19	25,138
Baa1	45	Sr. Unsub. Notes, 6.25%, 2/15/13	46,070

			2,183,706

Railroads 0.1%
Baa1	135	Burlington Northern Santa Fe Corp., Debs., 6.70%, 8/01/28	140,141
Baa1	4	Norfolk Southern Corp., Sr. Notes, 7.80%, 5/15/27	4,673
Baa1	96	Sr. Unsec. Notes, 5.64%, 5/17/29	88,150
		Union Pacific Corp., Notes,
Baa2	275	6.625%, 2/01/08	277,816
Baa2	275	3.625%, 6/01/10	262,035
Baa2	152	6.65%, 1/15/11	158,909

			931,724

Real Estate Investment Trusts 0.2%
Baa3	265	Brandywine Operating Partnership, Notes, 5.75%, 4/01/12	268,894
Baa1	70	ERP Operating LP, Notes, 5.125%, 3/15/16	68,268
Baa2	250	Mack-Cali Realty LP, Notes, 7.25%, 3/15/09	258,895
Baa3	135	Post Apartment Homes LP, Notes, 6.30%, 6/01/13	139,695

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa3	$90	Post Apartment Homes LP, Sr. Notes, 5.45%, 6/01/12	$88,949
A3	280	Simon Property Group LP, Unsec. Notes, 5.75%, 5/01/12	286,279

			1,110,980

Retail 0.1%
		Federated Retail Holdings, Inc., Gtd. Notes,
Baa2	175	5.35%, 3/15/12	174,541
Baa2	60	5.90%, 12/01/16	59,776
Ba1	250	Gap, Inc. (The), Notes, 6.90%, 9/15/07	251,437
Aa3	135	Home Depot, Inc., Sr. Unsec. Notes, 5.875%, 12/16/36	128,713
Baa2	35	May Department Stores Co. (The), Notes, 6.65%, 7/15/24	34,397
A1	140	Target Corp., Sr. Unsec. Notes, 7.50%, 8/15/10	150,442
Aa2	60	Wal-Mart Stores, Inc., Bonds, 5.25%, 9/01/35	54,501

			853,807

Structured Notes
B1	186	TRAINS HY-1 2006, 144A, 7.548%, 5/01/16	189,129

Technology 0.3%
Ba1	25	Electronic Data System Corp., Notes, 7.45%, 10/15/29	27,256
Baa1	165	Equifax, Inc., Notes, 4.95%, 11/01/07	164,346
B1	300	Freescale Semiconductor, Inc., Sr. Notes, 144A, 8.875%, 12/15/14	300,375
A2	130	Hewlett-Packard Co., Sr. Unsec. Notes, 5.25%, 3/01/12	130,829
A1	115	International Business Machines Corp., Debs., 5.875%, 11/29/32	117,529

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	45

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)		Description	Value (Note 1)

Baa2	$125		Intuit, Inc., Sr. Unsec. Notes, 5.40%, 3/15/12	$124,620
Ba2	390		Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	387,963
			Motorola, Inc., Notes,
Baa1	190		4.608%, 11/16/07	188,966
Baa1	20		8.00%, 11/01/11	22,057
Ba2	400		NXP BV (Netherlands), Sec. Notes, 144A, 7.875%, 10/15/14	413,001
A2	200		Oracle Corp. and Ozark Holding, Inc., Notes, 5.00%, 1/15/11	199,264
Baa3	256		Xerox Corp., Sr. Unsec. Notes, 6.40%, 3/15/16	263,302

				2,339,508

Telecommunications 0.8%
A2	64		ALLTEL Ohio LP, Gtd. Notes, 144A, 8.00%, 8/15/10	68,666
A2	33		Alltell Corp., Sr. Notes, 7.00%, 7/01/12	34,705
A3	115		America Movil SA de CV (Mexico), Unsec. Notes, 6.375%, 3/01/35	113,282
A(d)	200	(i)	AT&T Corp., Notes, 6.00%, 3/15/09	203
A2	120		Sr. Notes, 8.00%, 11/15/31	148,294
A2	115		Sr. Unsec. Notes, 7.30%, 11/15/11	124,839
			AT&T, Inc., Notes,
A2	220		4.125%, 9/15/09	215,049
A2	240		5.30%, 11/15/10	241,089
A2	245		BellSouth Corp., Notes, 4.20%, 9/15/09	239,904
Baa1	45		British Telecommunications PLC (United Kingdom), Bonds, 9.125%, 12/15/30	61,786
Baa1	220		Unsub. Notes, 7.00%, 5/23/07	220,318

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa1	$100	Cingular Wireless LLC, Sr. Notes, 7.125%, 12/15/31	$110,105
A2	120	Cingular Wireless Services, Inc., Notes, 8.125%, 5/01/12	135,081
A3	60	Deutsche Telekom International Finance BV(Netherlands), Gtd. Notes, 8.25%, 6/15/30	74,319
		Embarq Corp., Notes,
Baa3	80	7.082%, 6/01/16	81,564
Baa3	200	7.995%, 6/01/36	206,522
A3	75	France Telecom SA (France), Notes, 8.50%, 3/01/31	97,475
Baa2	105	Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes, 8.00%, 10/01/10	113,897
Baa1	110	New Cingular Wireless Services, Inc., Sr. Notes, 8.75%, 3/01/31	141,894
Baa3	500	Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	491,904
Baa3	185	Sprint Capital Corp., Gtd. Notes, 6.90%, 5/01/19	191,583
Baa3	315	Sprint Nextel Corp., Unsec. Notes, 6.00%, 12/01/16	309,992
		Telecom Italia Capiltal SA (Luxembourg), Gtd. Notes,
Baa2	45	4.00%, 1/15/10	43,476
Baa2	90	5.25%, 11/15/13	87,259
Baa2	80	6.375%, 11/15/33	75,453
Baa2	160	7.20%, 7/18/36	166,578
Baa1	420	Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes, 6.80%, 5/15/09	430,150
		Telefonica Emisiones Sau (Spain), Gtd. Notes,
Baa1	150	6.421%, 6/20/16	156,559
Baa1	265	7.045%, 6/20/36	282,989

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	47

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa1	$250	TELUS Corp. (Canada), Notes, 8.00%, 6/01/11	$273,806
Baa3	95	U.S. Cellular Corp., Sr. Notes, 6.70%, 12/15/33	89,164
A3	55	Verizon Communications, Inc., Sr. Unsec. Notes, 6.25%, 4/01/37	54,478
A3	165	Verizon Global Funding Corp., Bonds, 5.85%, 9/15/35(g)	156,037
A3	200	Vodafone Group PLC (United Kingdom), Sr. Notes, 7.75%, 2/15/10	213,477
A3	100	Unsec. Notes, 6.15%, 2/27/37	96,538

			5,548,435

Tobacco
Baa1	20	Altria Group, Inc., Debs., 7.75%, 1/15/27	23,904
Baa1	120	Notes, 7.65%, 7/01/08	123,340

			147,244

		Total corporate bonds (cost $55,060,123)	55,232,935

ASSET BACKED SECURITIES 1.3%
Aaa	57	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A1, 5.38%, 4/25/36(h)	56,582
Aaa	105	Ser. 2006-2, Class A1, 5.36%, 9/25/36(h)	104,926
Baa1	230	American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A, 5.79%, 3/15/12(h)	231,366
Baa1	129	Master Trust, Ser. 2004-C, Class C, 144A, 5.82%, 2/15/12(h)	129,745

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aaa	$6	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class A2A, 5.40%, 3/25/36(h)	$6,332
AA+(d)	28	Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2, 6.67%, 10/25/32(h)	27,835
Aa2	500	Trust, Series 2002-BC9, Class M1, 6.97%, 12/25/32(h)	499,976
Baa2	397	Bank One Issuance Trust, Ser. 2003-C1, Class C1, 4.54%, 9/15/10	394,192
Aaa	413	Capital One Prime Auto Receivables Trust, Ser. 2004-2, Class A4, 5.38%, 4/15/10(h)	413,261
Aa2	202	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 6.97%, 3/25/33(h)	202,215
Aa2	360	Centex Home Equity, Ser. 2005-A, Class M2, 5.82%, 1/25/35(h)	360,333
Baa2	300	Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1, 5.72%, 2/20/15(h)	301,364
Aaa	26	CNH Equipment Trust, Ser. 2004-A, Class A3A, 5.39%, 10/15/08(h)	26,257
Aaa	58	Countrywide Asset-Backed Certificates, Ser. 2006-6, Class 2A1, 5.39%, 9/25/36(h)	58,497
Aaa	174	Certificates, Ser. 2006-BC2, Class 2A1, 5.36%, 1/25/45(h)	173,735
Aaa	270	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class AF3, 5.12%, 7/25/35	268,473
Aaa	41	Ser. 2006-CB3, Class AV1, 5.38%, 3/25/36(h)	41,229

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	49

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aa2	$260	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	$258,822
Aa2	300	First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2, 5.84%, 6/25/36(h)	300,689
Aa1	135	HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2, 5.81%, 1/20/35(h)	135,156
Aaa	43	Indymac Residential Asset Backed Trust, Ser. 2006-B, Class 2A1, 5.38%, 6/25/36(h)	42,899
Aaa	40	Long Beach Mortgage Loan Trust, Ser. 2006-2, Class 2A1, 5.39%, 3/25/36(h)	39,933
Aaa	308	Ser. 2006-6, Class 2A1, 5.36%, 7/25/36(h)	308,099
Aaa	2,400	MBNA Master Credit Card Trust, Ser. 1999-J, Class A, 7.00%, 2/15/12	2,514,939
A2	290	Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2, 6.42%, 3/25/34(h)	291,136
Aaa	268	Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1, 6.595%, 9/25/32(h)	268,557
Aa2	341	Series 2002-HE1, Class M1, 6.22%, 7/25/32(h)	343,816
Aaa	42	Nomura Home Equity Loan, Inc., Ser. 2006-HE1, Class A1, 5.40%, 2/25/36(h)	42,493
Aaa	86	Ser. 2006-HE2, Class A1, 5.38%, 3/25/36(h)	85,654
Aaa	10	Novastar Home Equity Loan, Ser. 2005-4, Class A2A, 5.41%, 1/25/36(h)	10,260

See Notes to Financial Statements.

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Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aaa	$83	Prestige Auto Receivables Trust, Ser. 2004-1, Class A2, 144A, 3.69%, 6/15/11	$82,573
Aa2	75	Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1 4.71%, 3/25/34(h)	73,025
Aa2	240	Saxon Asset Securities Trust, Ser. 2005-2, Class M2, 5.76%, 10/25/35(h)	240,460
Aaa	300	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3, 5.57%, 5/25/36(h)	301,561
Aa2	265	LLC Trust, Ser. 2004-OP1, Class M1, 5.83%, 2/25/34(h)	265,371
Aaa	218	SLM Student Loan Trust, Ser. 2006-7, Class A1, 5.32%, 4/25/12(h)	218,101
A2	100	WFS Financial Owner Trust, Ser. 2004-4, Class D, 3.58%, 5/17/12	98,984

		Total asset backed securities (cost $9,320,921)	9,218,846

COMMERCIAL MORTGAGE BACKED SECURITIES 3.7%
AAA(d)	400	Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3, 4.873%, 3/11/41	395,264
AAA(d)	2,180	Ser. 2004-1, Class XP, 0.801%, 11/10/39(h)	43,672
Aaa	200	Ser. 2004-2, Class A3, 4.05%, 11/10/38	193,891
Aaa	560	Ser. 2004-2, Class A4, 4.153%, 11/10/38	540,658

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	51

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aaa	$1,400	Ser. 2005-6, Class A4, 5.354%, 9/10/47	$1,393,682
AAA(d)	1,000	Ser. 2006-2, Class A4, 5.7405%, 5/10/45(h)	1,031,946
Aaa	750	Ser. 2007-1, Class A4, 5.451%, 1/15/49	752,383
Baa2	430	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A, 6.47%, 11/15/33	447,635
AAA(d)	4,189	Ser. 2004-T16, Class X2, 0.93%, 2/13/46(h)	122,920
Aaa	350	Ser. 2005-T18, Class AAB, 4.823%, 2/13/42(h)	342,832
Aaa	500	Ser. 2005-T20, Class AAB, 5.1394%, 10/12/42(h)	499,999
Aaa	190	Ser. 2006-BBA7, Class A1, 144A, 5.43%, 3/15/19(h)	189,999
AAA(d)	4,815	Commercial Mortgage Acceptance Corporation, Ser. 1998-C2, Class X, 0.739%, 9/15/30(h)	112,850
Aaa	22	Commercial Mortgage Asset Trust, Ser. 1999-C2, Class A1, 7.285%, 11/17/32	22,350

See Notes to Financial Statements.

52	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

AAA(d)	$2,434	Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2,144A, 1.112%, 3/10/39	$63,604
Aaa	300	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, 4.283%, 10/15/39	290,075
AAA(d)	800	Credit Suisse Mtge. Capital Certs., Series 2006-C1, Class A4, 5.609%, 2/15/39(h)	811,478
Aaa	1,000	Series 2006-C4, Class A3, 5.467%, 9/15/39	1,005,622
Aaa	435	Ser. 2006-C5, Class A3 5.311%, 12/15/39	432,192
AAA(d)	597	DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B, 7.62%, 6/10/33	633,657
Aaa	4,583	GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A, 0.76%, 3/10/40(h)	83,611
AAA(d)	500	GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A2, 4.471%, 5/10/43	491,600
Aaa	1,300	Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4, 4.111%, 7/05/35	1,228,115
AAA(d)	1,300	GS Mortgage Securities Corp. II, Series 2006-GG6, Class AAB, 5.587%, 4/10/38(h)	1,319,648
Aaa	455	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-CB13, Class A4, 5.294%, 1/12/43(h)	455,224
Aaa	1,000	Ser. 2005-LDP2, Class ASB, 4.659%, 7/15/42	974,850

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	53

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aaa	$520	Ser. 2005-LDP4, Class A4, 4.918%, 10/15/42(h)	$505,109
Aaa	29,393	Series 2006-LDP6, Class X2, 0.088%, 4/15/43(h)	165,218
Aaa	700	J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4, 5.1793%, 12/15/44(h)	697,900
Aaa	700	Ser. 2006-CB16. Class ASB, 5.523%, 5/12/45	708,845
Aaa	900	Ser. 2006-CB17. Class A4, 5.429%, 12/12/43	902,286
Aaa	500	Ser. 2006-LDP8, Class ASB, 5.37%, 5/15/45	501,494
Aaa	510	Ser. 2006-LDP9. Class A3, 5.336%, 5/15/47	506,811
Aaa	1,580	KeyCorp, Ser. 2000-C1, Class A2, 7.727%, 5/17/32	1,669,072
AAA(d)	700	LB-UBS Commercial Mortgage Trust, Ser. 2003-C5, Class A2, 3.478%, 7/15/27	685,181
AAA(d)	800	Ser. 2004-C6, Class A5, 4.826%, 8/15/29(h)	787,256
Aaa	500	Ser. 2005-C3, Class A3, 4.647%, 7/15/30	490,494

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aaa	$430	Ser. 2005-C3, Class A5, 4.739%, 7/15/30	$413,841
Aaa	1,000	Ser. 2006-C3, Class A4, 5.661%, 3/15/39	1,021,353
Aaa	29	Lehman Brothers Floating Rate Commercial Mortgage Trust, Ser. 2005-LLFA, Class A1, 144A 5.42%, 7/15/18(h)	29,231
Aaa	83	Ser. 2006-LLFA, Class A1, 144A 5.40%, 9/15/21(h)	82,830
Aaa	400	Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3, 4.615%, 8/12/39	389,559
Aaa	430	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.9098%, 6/12/46(h)	448,234
Aaa	750	Ser. 2007-5, Class A4, 5.378%, 8/12/48	748,053
Aaa	250	Morgan Stanley Capital I, Ser. 2004-HQ3, Class A2, 4.05%, 1/13/41	243,710
Aaa	16	Ser. 2006-XLF, Class A1, 144A, 5.41%, 7/15/19(h)	16,023
Aaa	1,000	Ser. 2007-HQ11, Class AAB, 5.444%, 2/12/44(h)	1,005,661
AAA(d)	1,100	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2, 4.867%, 2/15/35	1,081,672

		Total commercial mortgage backed securities (cost $28,074,486)	26,979,590

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	55

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS 0.8%
Aaa	$225	Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1, 4.461%, 2/25/35(h)	$221,155
Aaa	216	Ser. 2005-B, Class 2A1, 4.388%, 3/25/35(h)	212,060
Aaa	348	Bank of America Alternative Loan Trust, Ser. 2006-5, Class 3A1, 6.00%, 6/25/46	353,416
Aaa	869	Series 2005-12, Class 3CB1, 6.00%, 1/25/36	873,231
Aaa	350	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.25%, 9/25/19	342,545
Aaa	612	Federal Home Loan Mortgage Corp., Ser. 2527, Class BN, 5.00%, 2/15/16	607,534
Aaa	254	Ser. 2567, Class OD, 5.00%, 8/15/15	252,997
Aaa	344	Ser. 2937, Class KA, 4.50%, 12/15/14	341,041
AAA(d)	99	Federal National Mortgage Association, Ser. 1993-55, Class K, 6.50%, 5/25/08	99,191
Aaa	688	Ser. 2003-92, Class PD, 4.50%, 3/25/17	674,283
Aaa	412	Ser. 2005-63, Class HA, 5.00%, 4/25/23	408,799
Aaa	636	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 4.071%, 7/25/35(h)	624,482
AAA(d)	34	Master Alternative Loans Trust, Ser. 2003-8, Class 4A1, 7.00%, 12/25/33	35,170

See Notes to Financial Statements.

56	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Aaa	$423	Master Alternative Loan Trust, Ser. 2004-4, Class 4A1, 5.00%, 4/25/19	$413,859
Aaa	278	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3, 4.17%, 2/25/34(h)	276,842
AAA(d)	157	Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A5, 5.00%, 3/25/20	155,719

		Total collateralized mortgage obligations (cost $5,918,571)	5,892,324

MORTGAGE BACKED SECURITIES 11.5%
		Federal Home Loan Mortgage Corp.,
	704	5.241%, 12/01/35(h)	702,466
	2,958	4.50%, 1/01/19 - 7/01/20	2,867,495
	3,080	5.00%, 7/01/18 - 5/01/34	3,029,624
	1,000	5.00%, TBA(c) 30 YR	966,250
	2,110	5.50%, 12/01/33 - 7/01/34	2,091,250
	5,500	5.50%, TBA(c) 30 YR	5,441,563
	3,500	6.00%, TBA(c) 30 YR	3,526,250
	687	6.00%, 1/01/34	694,032
	229	6.50%, 6/01/16 - 6/01/31	235,252
	742	7.00%, 6/01/14 - 11/01/33	769,887
		Federal National Mortgage Association,
	369	4.00%, 5/01/19	348,615
	680	4.375%, 11/01/35(h)	674,050
	4,713	4.50%, 11/01/18 - 3/01/34	4,543,892
	9,725	5.00%, 10/01/18 - 2/01/36	9,430,409
	8,500	5.00%, TBA(c) 30 YR	8,210,473
	8,421	5.50%, 12/01/16 - 2/01/34	8,357,532
	3,000	5.50%, TBA(c) 15 YR	3,006,564
	5,750	5.50%, TBA(c) 30 YR	5,688,906
	4,614	6.00%, 12/01/13 - 2/01/35	4,668,084
	1,000	6.00%, TBA 15 YR	1,016,250
	7,500	6.00%, TBA(c) 30 YR	7,555,002
	2,433	6.50%, 5/01/13 - 10/01/36	2,491,212
	1,000	6.50%, TBA(c) 30 YR	1,019,688

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	57

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

	$261	7.00%, 5/01/11 - 6/01/32	$271,207
	77	7.50%, 12/01/07 - 9/01/30	79,047
	26	8.00%, 12/01/23	27,910
	18	8.50%, 2/01/28	19,749
		Government National Mortgage Association,
	1,728	5.50%, 7/15/33 - 9/15/34	1,720,309
	2,750	5.50%, TBA(c) 30 YR	2,734,531
	30	6.00%, 8/15/28	30,400
	930	6.50%, 9/15/23 - 8/15/32	955,972
	226	7.00%, 6/15/24 - 5/15/31	236,267
	43	7.50%, 4/15/29 - 5/15/31	44,460
	178	8.00%, 8/15/22 - 6/15/25	188,449

		Total mortgage backed securities (cost $84,163,912)	83,643,047

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.2%
		Federal Home Loan Bank,
	400	4.625%, 2/01/08	398,363
	1,215	4.375%, 10/03/08	1,205,251
	460	5.125%, 9/29/10	464,015
	775	4.50%, 5/13/11	764,639
		Federal Home Loan Mortgage Corp.,
	5,850	4.75%, 3/05/12 - 1/19/16, MTN	5,818,530
	1,879	5.00%, 9/16/08 - 12/14/18, MTN	1,858,810
	500	5.30%, 5/12/20, M.T.N.	486,423
	320	5.75%, 1/15/12	332,172
		Federal National Mortgage Association,
	108	4.25%, 7/27/07	107,650
	2,555	5.00%, 2/16/12 - 2/13/17	2,569,650
	265	6.125%, 3/15/12	279,601
	400	4.375%, 7/17/13	387,417
	1,100	5.80%, 2/09/26	1,097,955

		Total U.S. Government agency (cost $15,751,070)	15,770,476

U.S. GOVERNMENT TREASURY SECURITIES 2.5%
		United States Treasury Bonds,
	39	9.00%, 11/15/18	53,588
	2,530	8.125%, 8/15/19 - 8/15/21(b)	3,332,223
	1,080	8.75%, 8/15/20	1,489,472

See Notes to Financial Statements.

58	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

	$295	7.875%, 2/15/21	$383,223
	550	7.125%, 2/15/23	682,816
	1,398	6.00%, 2/15/26	1,580,067
	1,025	6.125%, 11/15/27	1,183,394
	150	6.25%, 5/15/30	177,715
	1,174	4.50%, 2/15/36(g)	1,106,861
	160	4.75%, 2/15/37	157,500
		United States Treasury Notes,
	443	4.875%, 4/30/08 - 8/15/16	446,607
	135	4.00%, 6/15/09	133,355
	5,673	4.625%, 11/15/09 - 2/15/17(g)	5,672,567
	26	4.125%, 8/15/10	25,673
	1,100	2.375%, 1/15/17	1,116,286
	1,740	United States Treasury Strips, Zero Coupon, 2/15/19 - 5/15/20	934,266

		Total U.S. Government treasury securities (cost $18,311,868)	18,475,613

MUNICIPAL BOND
		Illinois State Taxable Pension, GO, 5.10%, 6/01/33
Aa3	195	(cost $167,660)	186,225

FOREIGN GOVERNMENT OBLIGATIONS 0.3%
A+(d)	160	Italy Government International Bond (Italy), Notes, 5.375%, 6/15/33	156,554
Baa1	265	Mexico Government International Bond (Mexico), Notes, 7.50%, 1/14/12	290,175
Baa1	434	5.625%, 1/15/17	437,471
Baa1	161	8.125%, 12/30/19	197,628
Aa2	115	Province of Quebec (Canada), Notes, 4.60%, 5/26/15(g)	111,125
Aa2	390	Sr. Unsub. Notes, 5.75%, 2/15/09	396,373
Baa2	160	Russian Federation (Russia), Unsub. Notes, 144A, Private Placement, 11.00%, 7/24/18	231,000

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	59

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value (Note 1)

Baa1	$ 220	United Mexican States (Mexico), Notes, 6.75%, 9/27/34(g)	$239,910

		Total foreign government obligations (cost $1,999,488)	2,060,236

		Total long-term investments (cost $603,159,678)	684,108,521

SHORT-TERM INVESTMENTS 19.8%

U.S. GOVERNMENT SECURITY 0.1%
		United States Treasury Bill Discount,(b)(j) 4.95%, 6/14/07
	700	(cost $692,928)	693,059

	Shares

AFFILATED MUTUAL FUNDS 19.7%
	3,566,132	Dryden Core Investment Fund—Short Term Bond Series (Note 3)(f)	35,661,316
	107,393,094	Dryden Core Investment Fund—Taxable Money Market Series (includes $66,164,448 of cash collateral for securities on loan) (Note3)(e)(f)	107,393,094

		Total affiliated mutual funds (cost $143,063,996)	143,054,410

		Total short-term investments (cost $143,756,924)	143,747,469

		Total Investments(l) 113.9% (cost $746,916,602; Note 5)	827,855,990
		Liabilities in excess of other assets(m) (13.9%)	(100,860,109)

		Net Assets 100.0%	$726,995,881

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

GO—General Obligation

LLC—Limited Liability Company

MTN— Medium Term Notes

See Notes to Financial Statements.

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NA—National Association

TRAINS—Targeted Return Index Securities

ULC—Unlimited Liability Corporation

(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Principal amount of $38,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Standard and Poor’s Rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund— Taxable Money Market Series and the Dryden Core Investment Fund— Dryden Short-Term Bond Series.
(g)	Portion of securities on loan with an aggregate market value of $63,544,042; cash collateral of $66,164,448 was received with which the Portfolio purchased highly liquid short-term investments.
(h)	Variable rate instrument.
(i)	Amount is actual; not rounded to thousands.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	Indicates a restricted security; the aggregate cost of such security is $460,000. The aggregate value of $466,900 is approximately 0.1% of net assets.
(l)	As of March 31, 2007, 99 securities representing $6,762,975 and 0.9% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate swap and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at March 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
12	2-Yr. U.S. T-Notes	Jun. 07	$2,458,688	$2,452,898	$5,790
25	5-Yr. U.S. T-Notes	Jun. 07	2,644,922	2,639,866	5,056
35	U.S. Long Bond	Jun. 07	3,893,750	3,898,280	(4,530)
19	S&P 500 Index	Jun. 07	6,798,200	6,756,700	41,500

					47,816

	Short Position:
19	10-Yr. U.S. T-Notes	Jun. 07	2,054,375	2,059,898	5,523

					$53,339

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	61

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized (Depreciation)
Merrill Lynch Capital Services, Inc.*	3/30/2009	$1,725	4.95%	3 month LIBOR	$(1,388)
Merrill Lynch Capital Services, Inc.*	2/28/2017	750	5.17%	3 month LIBOR	(334)
Merrill Lynch Capital Services, Inc.*	3/02/2037	290	5.25%	3 month LIBOR	(5,967)

					$(7,689)

*	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreement outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized (Depreciation)
Citibank, NA**	6/20/2017	$400	0.44%	CVS Corp.,
				4.875%, due 9/15/14	$(1,382)

**	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Affiliated Mutual Funds (including 9.1% of collateral received for securities on loan)	19.7%
Mortgage Backed Securities	11.5
Oil, Gas & Consumable Fuels	4.8
Commercial Mortgage Backed Securities	3.7
Pharmaceuticals	3.5
Diversified Financial Services	3.4
Insurance	2.8
Capital Markets	2.7
Commercial Banks	2.7
U.S. Government Treasury Securities	2.6
Computers & Peripherals	2.4
Software	2.3
U.S. Government Agency Obligations	2.2
Aerospace & Defense	2.2
Media	2.0
Health Care Providers & Services	1.9
Machinery	1.6
Diversified Telecommunication Services	1.5
Semiconductors & Semiconductor Equipment	1.5
Hotels, Restaurants & Leisure	1.4
Asset Backed Securities	1.3
Industrial Conglomerates	1.3
Real Estate Investment Trusts	1.3
Specialty Retail	1.3
Beverages	1.2
Communications Equipment	1.1
Energy Equipment & Services	1.1
Food & Staples Retailing	1.1
Food Products	1.1
Health Care Equipment & Supplies	1.1
IT Services	1.1
Chemicals	1.0
Commercial Services & Supplies	1.0
Multiline Retail	1.0
Household Products	0.9
Banking	0.8
Collateralized Mortgage Obligations	0.8
Electric Utilities	0.8
Electrical Equipment	0.8
Independent Power Producers & Energy Traders	0.8
Telecommunications	0.8
Tobacco	0.8
Internet Software & Services	0.7
Thrifts & Mortgage Finance	0.7
Biotechnology	0.6
Construction Materials	0.6

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	63

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Electric	0.6%
Internet & Catalog Retail	0.6
Life Sciences, Tools & Services	0.6
Metals & Mining	0.6
Textiles, Apparel & Luxury Goods	0.6
Wireless Telecommunication Services	0.6
Electronic Equipment & Instruments	0.5
Multi-Utilities	0.5
Brokerage	0.4
Consumer Finance	0.4
Foods	0.4
Health Care & Pharmaceutical	0.4
Trading Companies & Distributors	0.4
Building Materials & Construction	0.3
Capital Goods	0.3
Foreign Government Obligations	0.3
Household Durables	0.3
Leisure Equipment & Products	0.3
Non Captive Finance	0.3
Office Electronics	0.3
Pipelines & Other	0.3
Technology	0.3
Air Freight & Logistics	0.2
Auto Components	0.2
Automobiles	0.2
Cable	0.2
Diversified Consumer Services	0.2
Energy—Integrated	0.2
Health Care Insurance	0.2
Media & Entertainment	0.2
Real Estate Management & Development	0.2
Airlines	0.1
Automotive	0.1
Building Products	0.1
Consumer	0.1
Containers & Packaging	0.1
Energy—Other	0.1
Gas Utilities	0.1
Lodging	0.1
Metals	0.1
Non-Corporate	0.1
Railroads	0.1
Retail	0.1
Road & Rail	0.1

113.9
Liabilities in excess of other assets	(13.9)

100.0%

See Notes to Financial Statements.

64	Visit our website at www.jennisondryden.com

Financial Statements

(Unaudited)

MARCH 31, 2007	SEMIANNUAL REPORT

Dryden Active Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $63,544,042
Unaffiliated Investments (cost $603,852,606)	$684,801,580
Affiliated Investments (cost $143,063,996)	143,054,410
Cash	4,094,655
Foreign currency, at value (cost $17,302)	17,500
Receivable for investments sold	44,084,273
Dividends and interest receivable	2,337,507
Receivable for Series shares sold	730,274
Foreign tax reclaim receivable	21,583
Prepaid expenses	6,845

Total assets	879,148,627

Liabilities
Payable for investments purchased	83,263,510
Payable to broker for collateral for securities on loan	66,164,448
Payable for Series shares reacquired	1,591,787
Accrued expenses and other liabilities	475,093
Management fee payable	366,078
Distribution fee payable	154,436
Transfer agent fee payable	109,000
Due to broker—variation margin	15,741
Unrealized depreciation on swaps	9,071
Deferred directors’ fees	3,582

Total liabilities	152,152,746

Net Assets	$726,995,881

Net assets were comprised of:
Common stock, at par	$51,821
Paid-in capital in excess of par	635,721,620

635,773,441
Undistributed net investment income	4,135,306
Accumulated net realized gain on investments and foreign currency transactions	16,396,237
Net unrealized appreciation on investments and foreign currencies	70,690,897

Net assets, March 31, 2007	$726,995,881

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($434,195,283 ÷ 30,984,172 shares of common stock issued and outstanding)	$14.01
Maximum sales charge (5.50% of offering price)	.82

Maximum offering price to public	$14.83

Class B
Net asset value, offering price and redemption price per share ($49,446,960 ÷ 3,528,286 shares of common stock issued and outstanding)	$14.01

Class C
Net asset value, offering price and redemption price per share ($25,344,357 ÷ 1,808,254 shares of common stock issued and outstanding)	$14.02

Class L
Net asset value, offering price and redemption price per share ($11,448,936 ÷ 815,979 shares of common stock issued and outstanding)	$14.03

Class M
Net asset value, offering price and redemption price per share ($34,521,196 ÷ 2,463,160 shares of common stock issued and outstanding)	$14.02

Class R
Net asset value, offering price and redemption price per share ($1,119,309 ÷ 79,775 shares of common stock issued and outstanding)	$14.03

Class X
Net asset value, offering price and redemption price per share ($8,410,598 ÷ 600,134 shares of common stock issued and outstanding)	$14.01

Class Z
Net asset value, offering price and redemption price per share ($162,509,242 ÷ 11,541,327 shares of common stock issued and outstanding)	$14.08

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	67

Statement of Operations

Six Months Ended March 31, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$4,627,444
Unaffiliated dividend income (net of foreign withholding taxes of $11,588)	3,985,134
Affiliated dividend income	1,949,314
Affiliated income from securities loaned, net	53,519

Total income	10,615,411

Expenses
Management fee	2,117,356
Distribution fee—Class A	525,032
Distribution fee—Class B	255,637
Distribution fee—Class C	71,086
Distribution fee—Class L	1,267
Distribution fee—Class M	7,629
Distribution fee—Class R	2,678
Distribution fee—Class X	1,843
Transfer agent’s fees and expenses (including affiliated expense of $332,000)	384,000
Custodian’s fees and expenses	100,000
Reports to shareholders	50,000
Registration fees	35,000
Legal fees and expenses	15,000
Audit fee	11,000
Directors’ fees	11,000
Insurance	10,000
Miscellaneous	10,391

Total expenses	3,608,919

Net investment income	7,006,492

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	21,451,698
Foreign currency transactions	9,960
Financial futures transactions	(67,071)
Options written transactions	9,228
Swap transactions	58,605

21,462,420

Net change in unrealized appreciation (depreciation) on:
Investments	13,533,653
Foreign currencies	2,636
Financial futures contracts	(89,173)
Swaps	(9,629)

13,437,487

Net gain on investments and foreign currencies	34,899,907

Net Increase In Net Assets Resulting From Operations	$41,906,399

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$7,006,492	$13,368,666
Net realized gain on investments and foreign currency transactions	21,462,420	34,507,999
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,437,487	2,336,351

Net increase in net assets resulting from operations	41,906,399	50,213,016

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(8,672,700)	(6,532,470)
Class B	(714,612)	(570,979)
Class C	(185,286)	(108,450)
Class R	(19,394)	(34)
Class Z	(3,750,124)	(3,092,429)

	(13,342,116)	(10,304,362)

Distributions from net realized gains
Class A	(22,380,205)	(20,133,621)
Class B	(2,894,977)	(3,512,317)
Class C	(750,616)	(651,364)
Class R	(56,985)	(125)
Class Z	(8,627,020)	(8,207,672)

	(34,709,803)	(32,505,099)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	27,743,956	42,587,895
Net asset value of shares issued in connection with merger (Note 8)	84,406,026	—
Net asset value of shares issued in reinvestment of dividends	45,972,275	40,940,668
Cost of shares reacquired	(72,019,229)	(128,908,871)

Net increase (decrease) in net assets from Series share transactions	86,103,028	(45,380,308)

Total increase (decrease)	79,957,508	(37,976,753)

Net Assets
Beginning of period	647,038,373	685,015,126

End of period(a)	$726,995,881	$647,038,373

(a) Includes undistributed net investment income of:	$4,135,306	$10,470,930

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	69

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Dryden Active Allocation Fund (the “Series”), Jennison Growth Fund, and Jennison Equity Opportunity Fund which are diversified funds and JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Dryden Active Allocation Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to seek income and long-term growth of capital by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of

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trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market-value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	71

Notes to Financial Statements

(Unaudited) Cont’d

from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal year end. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the

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financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase.

The Series’ principal reason for writing options is to realize, through receipt of premiums, greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the options.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Series, as a writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	73

Notes to Financial Statements

(Unaudited) Cont’d

included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Swaps: The Series may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Series enters into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Series with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. The Series’ swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Series will receive a payment from or make a payment to the counterparty. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Series’ cost basis in the swap and the proceeds of the closing transaction, including any fees.

During the period that the swap agreement is open, the Series may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Risk: Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities. Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously

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contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2007, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	75

Notes to Financial Statements

(Unaudited) Cont’d

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

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The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the Series’ daily average net assets up to $1 billion and .60 of 1% of the average net assets of the Series in excess of $1 billion. The effective management fee rate was .65 of 1% for the six months ended March 31, 2007.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to ..30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended March 31, 2007, PIMS contractually agreed to limit such fees to .25 of 1% and .50% of 1% of the average daily net assets of the Class A shares and Class R shares, respectively.

PIMS has advised the Series that it received approximately $104,800 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2007. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2007, it received approximately $28,100 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	77

Notes to Financial Statements

(Unaudited) Cont’d

the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2007.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2007, the Series incurred approximately $47,700 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Series. For the six months ended March 31, 2007, PIM has been compensated by the Series approximately $22,900 for these services.

The Series invests in the Taxable Money Market Series and Short-Term Bond Series (the “Portfolios”), portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolios are a money market mutual fund and short term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2007 were $177,897,658 and $230,441,086 respectively.

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Transactions in options written during the six months ended March 31, 2007 were as follows:

	Number of Contracts	Premiums
Balance as of September 30, 2006	—	$—
Options written	12	10,379
Options closed	(12)	(10,379)

Balance as of March 31, 2007	—	$—

The amount of dollar rolls outstanding at March 31, 2007 was $38,149,227 (principal $38,500,000), which was 5.2% of total net assets.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross (Depreciation)	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$748,990,702	$86,332,525	$(7,467,237)	$78,865,288	$1,893	$78,867,181

The difference between book basis and tax basis was attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency and mark to market of receivables and payables.

The Fund has elected to treat net currency losses of approximately $9,100 incurred between November 1, 2005 and September 30, 2006 as being incurred during the fiscal year ending September 30, 2007.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1% if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	79

Notes to Financial Statements

(Unaudited) Cont’d

which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares have a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z, each of which consists of 200 million, 125 million, 125 million, 125 million, 125 million, 75 million, 150 million, and 75 million authorized shares, respectively. As of March 31, 2007, Prudential owned 197 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2007:
Shares sold	628,288	$8,881,449
Shares issued in connection with the merger	1,063,641	15,019,303
Shares issued in reinvestment of dividends	2,129,541	29,366,366
Shares reacquired	(2,701,730)	(38,248,148)

Net increase (decrease) in shares outstanding before conversion	1,119,740	15,018,970
Shares issued upon conversion from Class B	533,053	7,355,205

Net increase (decrease) in shares outstanding	1,652,793	$22,374,175

Year ended September 30, 2006:
Shares sold	1,207,306	$16,530,272
Shares issued in reinvestment of dividends	1,871,525	25,115,868
Shares reacquired	(5,317,814)	(72,756,694)

Net increase (decrease) in shares outstanding before conversion	(2,238,983)	(31,110,554)
Shares issued upon conversion from Class B	1,262,933	17,123,600

Net increase (decrease) in shares outstanding	(976,050)	$(13,986,954)

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Class B	Shares	Amount
Six months ended March 31, 2007:
Shares sold	166,856	$2,348,221
Shares issued in connection with the merger	218,100	3,080,504
Shares issued in reinvestment of dividends	251,856	3,480,652
Shares reacquired	(303,605)	(4,283,139)

Net increase (decrease) in shares outstanding before conversion	333,207	4,626,238
Shares reacquired upon conversion into Class A	(532,412)	(7,355,205)

Net increase (decrease) in shares outstanding	(199,205)	$(2,728,967)

Year ended September 30, 2006:
Shares sold	298,838	$4,089,717
Shares issued in reinvestment of dividends	292,092	3,931,553
Shares reacquired	(906,248)	(12,384,879)

Net increase (decrease) in shares outstanding before conversion	(315,318)	(4,363,609)
Shares reacquired upon conversion into Class A	(1,262,994)	(17,123,600)

Net increase (decrease) in shares outstanding	(1,578,312)	$(21,487,209)

Class C
Six months ended March 31, 2007:
Shares sold	144,916	$2,052,420
Shares issued in connection with the merger	806,919	11,388,083
Shares issued in reinvestment of dividends	50,106	692,464
Shares reacquired	(135,194)	(1,894,704)

Net increase (decrease) in shares outstanding	866,747	$12,238,263

Year ended September 30, 2006:
Shares sold	179,302	$2,445,244
Shares issued in reinvestment of dividends	44,408	597,728
Shares reacquired	(250,211)	(3,435,760)

Net increase (decrease) in shares outstanding	(26,501)	$(392,788)

Class L
Period ended March 31, 2007*:
Shares sold	—	$—
Shares issued in connection with the merger	819,224	11,575,641
Shares reacquired	(3,245)	(45,552)

Net increase (decrease) in shares outstanding	815,979	$11,530,089

Class M
Period ended March 31, 2007*:
Shares sold	696	$6,701
Shares issued in connection with the merger	2,471,235	34,896,956
Shares reacquired	(8,771)	(121,888)

Net increase (decrease) in shares outstanding	2,463,160	$34,781,769

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	81

Notes to Financial Statements

(Unaudited) Cont’d

Class R	Shares	Amount
Six months ended March 31, 2007:
Shares sold	4,515	$63,257
Shares issued in reinvestment of dividends	4,142	57,200
Shares reacquired	(579)	(8,249)

Net increase (decrease) in shares outstanding	8,078	$112,208

Year ended September 30, 2006:
Shares sold	71,505	$975,738
Shares issued in reinvestment of dividends	12	159
Shares reacquired	(5)	(75)

Net increase (decrease) in shares outstanding	71,512	$975,822

Class X
Period ended March 31, 2007*:
Shares sold	3,649	$41,204
Shares issued in connection with the merger	597,423	8,445,539
Shares reacquired	(938)	(13,254)

Net increase (decrease) in shares outstanding	600,134	$8,473,489

Class Z
Six months ended March 31, 2007:
Shares sold	1,007,597	$14,350,704
Shares issued in reinvestment of dividends	894,190	12,375,593
Shares reacquired	(1,917,346)	(27,404,295)

Net increase (decrease) in shares outstanding	(15,559)	$(677,998)

Year ended September 30, 2006:
Shares sold	1,347,983	$18,546,924
Shares issued in reinvestment of dividends	838,557	11,295,360
Shares reacquired	(2,931,906)	(40,331,463)

Net increase (decrease) in shares outstanding	(745,366)	$(10,489,179)

*	Commenced operations on March 23, 2007.

Note 7. Reorganization

On March 23, 2007, Dryden Active Allocation Fund acquired all of the net assets of Strategic Partners Balanced Fund pursuant to a plan of reorganization approved by the Strategic Partners Balanced Fund shareholders on November 16, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M and Class X shares for corresponding classes of Strategic Partners Balanced Fund.

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Merged Fund		Acquiring Fund
Strategic Partners Balanced Fund		Dryden Active Allocation
Class	Shares	Class	Shares	Value
A	1,049,504	A	1,063,641	$15,019,303
B	215,205	B	218,100	3,080,504
C	796,206	C	806,919	11,388,083
L	808,920	L	819,224	11,575,641
M	2,440,128	M	2,471,235	34,896,956
X	590,316	X	597,423	8,445,539

The aggregate net assets and unrealized appreciation of Strategic Partners Balanced Fund immediately before the acquisition was $84,406,026 and $10,294,652, respectively. The aggregate net assets of Dryden Active Allocation Fund immediately before the acquisition were $649,344,791.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first requested financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	83

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.17

Income (loss) from investment operations
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	.78

Total from investment operations	.93

Less Distributions
Dividends from net investment income	(.30)
Distributions from net realized gains	(.79)

Total distributions	(1.09)

Net asset value, end of period	$14.01

Total Return(b):	6.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$434,195
Average net assets (000)	$421,180
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.09	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	2.17	%(d)
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	84	%(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

84	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$14.00	$12.83	$11.47	$9.60	$11.08

.28	.21	.14	.12	.18
.79	1.12	1.31	1.96	(1.37)

1.07	1.33	1.45	2.08	(1.19)

(.22)	(.16)	(.09)	(.21)	(.29)
(.68)	—	—	—	—

(.90)	(.16)	(.09)	(.21)	(.29)

$14.17	$14.00	$12.83	$11.47	$9.60

7.98%	10.41%	12.68%	21.91%	(11.18)%

$415,486	$424,341	$425,614	$410,597	$369,410
$415,508	$428,897	$429,046	$385,242	$461,051

1.08%	1.09%	1.07%	1.11%	1.11%
.83%	.84%	.82%	.86%	.86%
2.05%	1.52%	1.13%	1.12%	1.51%

152%	119%	170%	212%	215%

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	85

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.11

Income (loss) from investment operations
Net investment income	.10
Net realized and unrealized gain (loss) on investment transactions	.78

Total from investment operations	.88

Less Distributions
Dividends from net investment income	(.19)
Distributions from net realized gains	(.79)

Total distributions	(.98)

Net asset value, end of period	$14.01

Total Return(b):	6.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$49,447
Average net assets (000)	$51,268
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84	%(c)
Net investment income	1.41	%(c)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

86	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$13.94	$12.78	$11.42	$9.56	$11.00

.18	.11	.05	.04	.10
.78	1.10	1.31	1.95	(1.36)

.96	1.21	1.36	1.99	(1.26)

(.11)	(.05)	—	(.13)	(.18)
(.68)	—	—	—	—

(.79)	(.05)	—	(.13)	(.18)

$14.11	$13.94	$12.78	$11.42	$9.56

7.14%	9.50%	11.91%	20.96%	(11.73)%

$52,601	$73,983	$94,667	$104,308	$124,201
$64,048	$88,854	$104,847	$113,112	$169,928

1.83%	1.84%	1.82%	1.86%	1.86%
.83%	.84%	.82%	.86%	.86%
1.29%	.77%	.38%	.38%	.77%

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	87

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.11

Income (loss) from investment operations
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	.80

Total from investment operations	.89

Less Distributions
Dividends from net investment income	(.19)
Distributions from net realized gains	(.79)

Total distributions	(.98)

Net asset value, end of period	$14.02

Total Return(b):	6.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$25,344
Average net assets (000)	$14,256
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	1.43	%(d)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$13.95	$12.78	$11.42	$9.56	$11.00

.18	.11	.05	.04	.08
.77	1.11	1.31	1.95	(1.34)

.95	1.22	1.36	1.99	(1.26)

(.11)	(.05)	—	(.13)	(.18)
(.68)	—	—	—	—

(.79)	(.05)	—	(.13)	(.18)

$14.11	$13.95	$12.78	$11.42	$9.56

7.14%	9.50%	11.91%	20.96%	(11.73)%

$13,287	$13,500	$14,357	$12,655	$11,268
$13,413	$14,221	$13,380	$12,132	$15,577

1.83%	1.84%	1.82%	1.86%	1.86%
.83%	.84%	.82%	.86%	.86%
1.30%	.78%	.38%	.37%	.76%

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	89

Financial Highlights

Cont’d

	Class L
	March 23, 2007(a) Through March 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.13

Loss from investment operations
Net investment income	.01
Net realized and unrealized loss on investment transactions	(.11)

Total from investment operations	(.10)

Net asset value, end of period	$14.03

Total Return(c):	(.71)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,449
Average net assets (000)	$11,562
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	1.75	%(d)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

90	Visit our website at www.jennisondryden.com

	Class M
	March 23, 2007(a) Through March 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.12

Loss from investment operations
Net investment income	—	(c)
Net realized and unrealized loss on investment transactions	(.10)

Total from investment operations	(.10)

Net asset value, end of period	$14.02

Total Return(d):	(.71)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$34,521
Average net assets (000)	$34,808
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(e)
Expenses, excluding distribution and service (12b-1) fees	.84	%(e)
Net investment income	1.25	%(e)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	91

Financial Highlights

Cont’d

	Class R
	Six Months Ended March 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.16

Income from investment operations
Net investment income	.14
Net realized and unrealized gain on investment transactions	.79

Total from investment operations	.93

Less Distributions
Dividends from net investment income	(.27)
Distributions from net realized gains	(.79)

Total distributions	(1.06)

Net asset value, end of period	$14.03

Total Return(c):	6.64%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,119
Average net assets (000)	$1,074
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.34	%(e)
Expenses, excluding distribution and service (12b-1) fees	.84	%(e)
Net investment income	1.93	%(e)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% on the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

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Class R
Year Ended September 30, 2006(b)	December 17, 2004(a) Through September 30, 2005(b)

$14.00	$13.53

.24	.12
.78	.35

1.02	.47

(.18)	—
(.68)	—

(.86)	—

$14.16	$14.00

7.70%	3.40%

$1,015	$3
$293	$2

1.33%	1.34	%(e)
.83%	.84	%(e)
1.94%	1.48	%(e)

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	93

Financial Highlights

Cont’d

	Class X
	March 23, 2007(a) Through March 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.12

Loss from investment operations
Net investment income	—	(c)
Net realized and unrealized loss on investment transactions	(.11)

Total from investment operations	(.11)

Net asset value, end of period	$14.01

Total Return(c):	(.78)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,411
Average net assets (000)	$8,410
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	1.25	%(d)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.

94	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.25

Income (loss) from investment operations
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	.79

Total from investment operations	.96

Less Distributions
Dividends from net investment income	(.34)
Distributions from net realized gains	(.79)

Total distributions	(1.13)

Net asset value, end of period	$14.08

Total Return(b):	6.86%
Ratios/Supplemental Data:
Net assets, end of period (000)	$162,509
Average net assets (000)	$163,098
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.84	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84	%(c)
Net investment income	2.41	%(c)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

96	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2006(a)	2005(a)	2004(a)	2003(a)	2002(a)

$14.08	$12.90	$11.53	$9.66	$11.14

.32	.24	.17	.14	.21
.78	1.13	1.32	1.97	(1.37)

1.10	1.37	1.49	2.11	(1.16)

(.25)	(.19)	(.12)	(.24)	(.32)
(.68)	—	—	—	—

(.93)	(.19)	(.12)	(.24)	(.32)

$14.25	$14.08	$12.90	$11.53	$9.66

8.29%	10.63%	12.96%	22.11%	(10.86)%

$164,649	$173,188	$169,725	$167,039	$166,036
$168,165	$176,256	$171,470	$172,708	$206,376

.83%	.84%	.82%	.86%	.86%
.83%	.84%	.82%	.86%	.86%
2.30%	1.76%	1.38%	1.36%	1.76%

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	97

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance
Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Prudential Investment Management, Inc. Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102 Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Active Allocation Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Active Allocation Fund
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PIBAX	PBFBX	PABCX	DAACL	DAACM	PALRX	DAACX	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E586	74437E578	74437E636	74437E560	74437E859

MF185E2    IFS-A133520    Ed. 05/2007

Jennison Growth Fund

MARCH 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Medium- to large- capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

May 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the Jennison Growth Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Growth Fund

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Growth Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). As of March 31, 2007, the gross annualized operating expenses are 1.07%, 1.77%, 1.77%, 1.52% and 0.77% for Class A, B, C, R and Z shares, respectively. As of March 31, 2007, the annualized operating expenses net of a contractual reduction through January 31, 2008 are 1.02%, 1.77%, 1.77%, 1.27% and 0.77% for Class A, B, C, R and Z shares, respectively. These figures include the net operating expenses of the underlying portfolios in which the Fund invests. Such expenses were calculated using a weighted average of the net operating expenses of each underlying fund and when annualized amounted to less than 0.005% for each share class.

Cumulative Total Returns as of 3/31/07
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
.Class A	5.39%	1.53%	17.03%	98.83%	—
Class B	4.99	0.80	12.73	84.64	—
Class C	4.99	0.80	12.73	84.64	—
Class R	5.28	1.65	N/A	N/A	18.43% (12/17/04)
Class Z	5.54	1.84	18.60	103.96	—
S&P 500 Index[2]	7.38	11.82	35.49	119.98	**
Russell 1000® Growth Index[3]	7.19	7.06	18.63	71.01	***
Lipper Large-Cap Growth Funds Avg.[4]	6.38	3.64	15.29	80.02	****

Average Annual Total Returns[5] as of 3/31/07
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–4.06%	2.03%	6.51%	—
Class B	–4.20	2.24	6.32	—
Class C	–0.20	2.43	6.32	—
Class R	1.65	N/A	N/A	7.68% (12/17/04)
Class Z	1.84	3.47	7.39	—
S&P 500 Index[2]	11.82	6.26	8.20	**
Russell 1000® Growth Index[3]	7.06	3.48	5.51	***
Lipper Large-Cap Growth Funds Avg.[4]	3.64	2.81	5.89	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios, forecasted growth rates, and relatively low dividend yields.

4The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

**S&P 500 Index Closest Month-End to Inception cumulative total return is 22.24% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 9.34% for Class R.

***Russell 1000 Growth Index Closest Month-End to Inception cumulative total return is 16.18% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return is 6.89% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total return is 13.18% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 5.62% for Class R.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/07 (excluding short-term investments)
Google, Inc. (Class A Stock), Internet Software & Services	4.4%
Gilead Sciences, Inc., Biotechnology	3.4
Adobe Systems, Inc., Software	3.2
Disney (Walt) Co. (The), Media	3.2
QUALCOMM, Inc., Communications Equipment	3.2

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/07 (excluding short-term investments)
Pharmaceuticals	8.0%
Communications Equipment	7.5
Software	7.2
Internet Software & Services	6.4
Biotechnology	5.7

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2006, at the beginning of the period, and held through the six-month period ended March 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	5

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Growth Fund		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,053.90	1.02%	$5.22
	Hypothetical	$1,000.00	$1,023.68	1.02%	$5.14

Class B	Actual	$1,000.00	$1,049.90	1.77%	$9.05
	Hypothetical	$1,000.00	$1,019.95	1.77%	$8.90

Class C	Actual	$1,000.00	$1,049.90	1.77%	$9.05
	Hypothetical	$1,000.00	$1,019.95	1.77%	$8.90

Class R	Actual	$1,000.00	$1,052.80	1.27%	$6.50
	Hypothetical	$1,000.00	$1,022.44	1.27%	$6.39

Class Z	Actual	$1,000.00	$1,055.40	0.77%	$3.95
	Hypothetical	$1,000.00	$1,024.93	0.77%	$3.88

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2007 (to reflect the six-month period).

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Portfolio of Investments

as of March 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS

Aerospace & Defense 3.7%
670,500	Boeing Co.	$59,614,155
750,800	United Technologies Corp.	48,802,000

		108,416,155

Beverages 2.3%
1,053,100	PepsiCo, Inc.	66,935,036

Biotechnology 5.7%
835,500	Genentech, Inc.(a)	68,611,260
1,286,600	Gilead Sciences, Inc.(a)	98,424,900

		167,036,160

Capital Markets 5.1%
1,949,100	Charles Schwab Corp. (The)	35,649,039
282,000	Goldman Sachs Group, Inc.	58,269,660
910,500	UBS AG	54,111,015

		148,029,714

Chemicals 1.3%
695,900	Monsanto Co.	38,246,664

Communications Equipment 7.5%
3,377,300	Cisco Systems, Inc.(a)	86,222,469
2,176,900	QUALCOMM, Inc.(b)	92,866,554
284,500	Research In Motion Ltd.(a)(b)	38,831,405

		217,920,428

Computers & Peripherals 4.5%
818,100	Apple, Inc.(a)	76,009,671
1,389,200	Hewlett-Packard Co.	55,762,488

		131,772,159

Consumer Finance 1.4%
696,300	American Express Co.	39,271,320

Diversified Financial Services 2.6%
119,100	IntercontinentalExchange, Inc.(a)(b)	14,555,211
638,800	NYSE Group, Inc.(a)(b)	59,887,500

		74,442,711

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Electrical Equipment 0.8%
688,500	Suntech Power Holdings Co., Ltd. ADR (China)(a)(b)	$23,828,985

Electronic Equipment & Instruments 0.9%
504,500	Sony Corp. ADR (Japan)	25,472,205

Energy Equipment & Services 0.9%
394,400	Schlumberger Ltd.(b)	27,253,040

Food & Staples Retailing 0.4%
277,400	Whole Foods Market, Inc.(b)	12,441,390

Health Care Equipment & Supplies 4.2%
394,300	Alcon, Inc.	51,976,626
601,400	Baxter International, Inc.	31,675,738
1,053,700	St. Jude Medical, Inc.(a)	39,629,657

		123,282,021

Health Care Providers & Services 0.8%
293,900	WellPoint, Inc.(a)	23,835,290

Hotels, Restaurants & Leisure 4.1%
1,026,500	International Game Technology	41,450,070
898,200	Marriott International, Inc. (Class A Stock)(b)	43,975,872
1,091,300	Starbucks Corp.(a)(b)	34,223,168

		119,649,110

Household Products 3.4%
607,000	Colgate-Palmolive Co.	40,541,530
920,490	Procter & Gamble Co.	58,138,148

		98,679,678

Industrial Conglomerates 2.0%
1,644,300	General Electric Co.	58,142,448

Insurance 2.8%
1,206,500	American International Group, Inc.	81,100,930

Internet Software & Services 6.4%
881,500	eBay, Inc.(a)	29,221,725
279,000	Google, Inc. (Class A Stock)(a)	127,826,640
931,000	Yahoo!, Inc.(a)(b)	29,130,990

		186,179,355

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

IT Services 1.0%
570,700	Infosys Technologies Ltd. ADR (India)	$28,677,675

Media 5.4%
2,700,500	Disney (Walt) Co. (The)	92,978,215
2,835,500	News Corp. (Class A Stock)	65,556,760

		158,534,975

Multiline Retail 4.5%
978,800	Federated Department Stores, Inc.	44,094,940
363,400	J.C. Penny Co., Inc.	29,856,944
185,100	Kohl’s Corp.(a)	14,180,511
706,700	Target Corp.	41,879,042

		130,011,437

Oil, Gas & Consumable Fuels 1.3%
538,600	Occidental Petroleum Corp.	26,558,366
154,200	Suncor Energy, Inc.	11,773,170

		38,331,536

Pharmaceuticals 8.0%
1,091,400	Abbott Laboratories	60,900,120
880,500	Novartis AG ADR (Switzerland)	48,101,715
1,010,600	Roche Holding AG ADR (Switzerland)(b)	89,438,100
699,600	Wyeth	35,000,988

		233,440,923

Semiconductors & Semiconductor Equipment 2.8%
1,313,600	Broadcom Corp. (Class A Stock)(a)(b)	42,127,152
2,379,000	Marvell Technology Group Ltd.(a)	39,990,990

		82,118,142

Software 7.2%
2,265,900	Adobe Systems, Inc.(a)(b)	94,488,030
537,900	Electronic Arts, Inc.(a)(b)	27,088,644
2,621,600	Microsoft Corp.(b)	73,063,992
344,600	SAP AG ADR (Germany)(b)	15,386,390

		210,027,056

Specialty Retail 2.5%
595,500	Best Buy Co., Inc.	29,012,760
1,342,300	Lowe’s Cos., Inc.(b)	42,269,027

		71,281,787

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Textiles, Apparel & Luxury Goods 4.1%
1,537,200	Coach, Inc.(a)	$76,936,860
399,800	Nike, Inc. (Class B Stock)(b)	42,482,748

		119,419,608

Wireless Telecommunication Services 1.6%
626,000	NII Holdings, Inc.(a)(b)	46,436,680

	Total long-term investments (cost $2,182,138,023)	2,890,214,618

SHORT-TERM INVESTMENT 16.9%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
	(cost $492,957,751; includes $475,776,676 of cash collateral
492,957,751	received from securities on loan) (Note 3)(c)(d)	492,957,751

	Total Investments 116.1% (cost $2,675,095,774; Note 5)	3,383,172,369
	Liabilities in excess of other assets (16.1%)	(468,856,921)

	Net Assets 100.0%	$2,914,315,448

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $460,278,704; cash collateral of $475,776,676 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Affiliated Money Market Mutual Fund	16.9%
Pharmaceuticals	8.0
Communications Equipment	7.5
Software	7.2
Internet Software & Services	6.4
Biotechnology	5.7
Media	5.4
Capital Markets	5.1
Computers & Peripherals	4.5
Multiline Retail	4.5
Health Care Equipment & Supplies	4.2
Hotels, Restaurants & Leisure	4.1
Textiles, Apparel & Luxury Goods	4.1
Aerospace & Defense	3.7
Household Products	3.4
Insurance	2.8
Semiconductors & Semiconductor Equipment	2.8
Diversified Financial Services	2.6
Specialty Retail	2.5
Beverages	2.3
Industrial Conglomerates	2.0
Wireless Telecommunication Services	1.6
Consumer Finance	1.4
Chemicals	1.3
Oil, Gas & Consumable Fuels	1.3
IT Services	1.0
Electronic Equipment & Instruments	0.9
Energy Equipment & Services	0.9
Electrical Equipment	0.8
Health Care Providers & Services	0.8
Food & Staples Retailing	0.4

116.1
Liabilities in excess of other assets	(16.1)

100.0%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	11

Statement of Assets and Liabilities

as of March 31, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $460,278,704:
Unaffiliated investments (cost $2,182,138,023)	$2,890,214,618
Affiliated investments (cost $492,957,751)	492,957,751
Cash	54,627
Receivable for Series shares sold	20,982,589
Receivable for investments sold	18,574,700
Dividends receivable	3,618,459
Foreign tax reclaim receivable	631,357
Prepaid expenses	30,837

Total assets	3,427,064,938

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	475,776,676
Payable for investments purchased	27,121,346
Payable for Series shares reacquired	6,010,829
Management fee payable	1,423,567
Transfer agent fee payable	941,837
Accrued expenses	906,179
Distribution fee payable	557,438
Deferred directors’ fees	11,618

Total liabilities	512,749,490

Net Assets	$2,914,315,448

Net assets were comprised of:
Common stock, at par	$174,814
Paid-in capital in excess of par	3,681,600,927

3,681,775,741
Accumulated net investment loss	(179,306)
Accumulated net realized loss on investments and foreign currency transactions	(1,475,358,840)
Net unrealized appreciation on investments and foreign currencies	708,077,853

Net assets, March 31, 2007	$2,914,315,448

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,523,177,178 ÷ 91,575,099 shares of common stock issued and outstanding)	$16.63
Maximum sales charge (5.50% of offering price)	.97

Maximum offering price to public	$17.60

Class B
Net asset value, offering price and redemption price per share ($193,709,827 ÷ 12,792,568 shares of common stock issued and outstanding)	$15.14

Class C
Net asset value, offering price and redemption price per share ($77,136,650 ÷ 5,093,964 shares of common stock issued and outstanding)	$15.14

Class R
Net asset value, offering price and redemption price per share ($2,278,265 ÷ 148,350 shares of common stock issued and outstanding)	$15.36

Class Z
Net asset value, offering price and redemption price per share ($1,118,013,528 ÷ 65,204,377 shares of common stock issued and outstanding)	$17.15

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	13

Statement of Operations

Six Months Ended March 31, 2007 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $289,742)	$12,159,747
Affiliated income from securities loaned, net	2,084,165
Affiliated dividend income	582,063

Total income	14,825,975

Expenses
Management fee	8,628,613
Distribution fee—Class A	1,893,677
Distribution fee—Class B	1,146,567
Distribution fee—Class C	410,692
Distribution fee—Class R	2,808
Transfer agent’s fee and expenses (including affiliated expense of $1,902,000)	2,418,000
Custodian’s fees and expenses	159,000
Reports to shareholders	104,000
Registration fees	65,000
Insurance	43,000
Directors’ fees	35,000
Legal fees and expenses	16,000
Loan interest expense (Note 2)	13,555
Interest expense	11,995
Audit fee	8,000
Commitment fees	7,000
Miscellaneous	5,219

Total expenses	14,968,126

Net investment loss	(142,151)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	155,570,358
Foreign currency transactions	(58,602)

155,511,756

Net change in unrealized appreciation (depreciation) on:
Investments	3,378,814
Foreign currencies	1,258

3,380,072

Net gain on investments and foreign currencies	158,891,828

Net Increase In Net Assets Resulting From Operations	$158,749,677

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(142,151)	$(5,152,081)
Net realized gain on investments and foreign currency transactions	155,511,756	205,177,866
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,380,072	(102,718,121)

Net increase in net assets resulting from operations	158,749,677	97,307,664

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	262,844,905	815,349,963
Cost of shares reacquired	(498,485,199)	(1,120,617,856)

Net decrease in net assets from Series share transactions	(235,640,294)	(305,267,893)

Total decrease	(76,890,617)	(207,960,229)

Net Assets
Beginning of period	2,991,206,065	3,199,166,294

End of period	$2,914,315,448	$2,991,206,065

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	15

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Growth Fund (the “Series”), Jennison Equity Opportunity Fund and Dryden Active Allocation Fund which are diversified funds and JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund which are non-diversified funds. These financial statements relate to the Jennison Growth Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 2, 1995.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the

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securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2007, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), realized and unrealized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Company’s expenses are allocated to the respective Series on the basis of relative net assets except for expenses that are charged directly to the Series level.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually. Distributions of net realized capital and currency

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gains, if any, annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax-paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In the connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .600 of 1% of the Series’ average daily net assets up to $300 million, .575 of 1% of the next $2.7 billion and .550 of 1% of the Series’ average daily net assets in excess of $3 billion. The effective management fee rate was .578 of 1% of the Series’ average daily net assets for the six months ended March 31, 2007.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares and .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received approximately $209,500 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2007. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2007, it received approximately $141,400 and $3,500 in contingent deferred sales charges imposed upon redemptions by certain Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemption.

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The Series utilized the line of credit during the six months ended March 31, 2007. The average balance is for the number of days the Fund had an outstanding balance.

Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate
$3,698,600	23	5.7363%

The Series did not have any loans outstanding at March 31, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, serves as broker/dealer. For the six months ended March 31, 2007, the Series incurred approximately $477,600 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended March 31, 2007, Prudential Equity Group, LLC, an indirect, wholly-owned subsidiary of Prudential, earned approximately $3,500 in broker commissions from portfolio transactions executed on behalf of the Series.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2007, PIM has been compensated approximately $893,200 for these services.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2007 were $959,869,260 and $1,219,313,329, respectively.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and net unrealized appreciation as of March 31, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,695,767,900	$707,849,677	$(20,445,208)	$687,404,469

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2006 of approximately $1,609,198,000 of which $713,580,000 expires in 2010, $827,428,000 expires in 2011 and $68,190,000 expires in 2012. In addition, the Series utilized approximately $185,420,000 of its prior year capital loss carryforward to offset net taxable gains realized in the fiscal year ended September 30, 2006. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. The Series has elected to treat post-October currency losses of approximately $25,000 incurred in the eleven months ended September 30, 2006 as having been incurred in the next fiscal year.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There are 6.25 billion shares of $.001 par value common stock of the Company authorized which are divided into six series. There are 1.25 billion shares authorized for the Series divided into five classes, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 208,333,333 million authorized shares. The Series also may offer Class I shares, of which 208,333,333 million shares are authorized, but none are currently issued and outstanding. As of March 31, 2007, Prudential Investments Fund Management LLC owned 8 Class A shares and 193 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2007:
Shares sold	8,619,552	$141,951,579
Shares reacquired	(13,259,790)	(218,708,060)

Net increase (decrease) in shares outstanding before conversion	(4,640,238)	(76,756,481)
Shares issued upon conversion from Class B	2,330,458	38,438,336

Net increase (decrease) in shares outstanding	(2,309,780)	$(38,318,145)

Year ended September 30, 2006:
Shares sold	30,179,573	$482,718,582
Shares reacquired	(30,064,684)	(468,190,279)

Net increase (decrease) in shares outstanding before conversion	114,889	14,528,303
Shares issued upon conversion from Class B	5,706,729	88,832,209

Net increase (decrease) in shares outstanding	5,821,618	$103,360,512

Class B
Six months ended March 31, 2007:
Shares sold	397,673	$5,962,851
Shares reacquired	(1,961,905)	(29,444,811)

Net increase (decrease) in shares outstanding before conversion	(1,564,232)	(23,481,960)
Shares reacquired upon conversion into Class A	(2,557,044)	(38,438,336)

Net increase (decrease) in shares outstanding	(4,121,276)	$(61,920,296)

Year ended September 30, 2006:
Shares sold	1,246,990	$18,234,865
Shares reacquired	(4,472,560)	(64,515,718)

Net increase (decrease) in shares outstanding before conversion	(3,225,570)	(46,280,853)
Shares reacquired upon conversion into Class A	(6,226,270)	(88,832,209)

Net increase (decrease) in shares outstanding	(9,451,840)	$(135,113,062)

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended March 31, 2007:
Shares sold	359,189	$5,385,039
Shares reacquired	(1,028,158)	(15,465,671)

Net increase (decrease) in shares outstanding	(668,969)	$(10,080,632)

Year ended September 30, 2006:
Shares sold	1,274,795	$18,683,730
Shares reacquired	(1,628,475)	(23,497,600)

Net increase (decrease) in shares outstanding	(353,680)	$(4,813,870)

Class R
Six months ended March 31, 2007:
Shares sold	146,643	$2,242,616
Shares reacquired	(10,578)	(162,983)

Net increase (decrease) in shares outstanding	136,065	$2,079,633

Year ended September 30, 2006:
Shares sold	14,438	$213,159
Shares reacquired	(2,346)	(34,136)

Net increase (decrease) in shares outstanding	12,092	$179,023

Class Z
Six months ended March 31, 2007:
Shares sold	6,318,620	$107,302,820
Shares reacquired	(13,850,112)	(234,703,674)

Net increase (decrease) in shares outstanding	(7,531,492)	$(127,400,854)

Year ended September 30, 2006:
Shares sold	18,239,433	$295,499,627
Shares reacquired	(34,137,694)	(564,380,123)

Net increase (decrease) in shares outstanding	(15,898,261)	$(268,880,496)

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being

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sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.78

Income (loss) from investment operations:
Net investment income (loss)(a)	—	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.85

Total from investment operations	.85

Net asset value, end of period	$16.63

Total Return(c):	5.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,523,177
Average net assets (000)	$1,519,104
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.02	%(e)
Expenses, excluding distribution and service (12b-1) fees	.77	%(e)
Net investment income (loss)	(.03	)%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	32	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2006	2005	2004	2003	2002

$15.31	$12.84	$11.77	$9.73	$12.50

(.03)	.01	(.04)	(.02)	(.04)
.50	2.46	1.11	2.06	(2.73)

.47	2.47	1.07	2.04	(2.77)

$15.78	$15.31	$12.84	$11.77	$9.73

3.07%	19.24%	9.09%	20.97%	(22.16)%

$1,481,913	$1,348,039	$1,200,078	$1,134,839	$1,011,241
$1,393,481	$1,258,500	$1,237,249	$1,034,231	$1,358,013

1.04%	1.06%	1.05%	1.17%	1.08%
.79%	.81%	.80%	.92%	.83%
(.18)%	.04%	(.27)%	(.21)%	(.28)%

72%	57%	68%	64%	71%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.42

Income (loss) from investment operations:
Net investment loss(a)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.78

Total from investment operations	.72

Net asset value, end of period	$15.14

Total Return(b):	4.99%
Ratios/Supplemental Data:
Net assets, end of period (000)	$193,710
Average net assets (000)	$229,943
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.77	%(c)
Expenses, excluding distribution and service (12b-1) fees	.77	%(c)
Net investment loss	(.78	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2006	2005	2004	2003	2002

$14.09	$11.90	$11.00	$9.16	$11.86

(.13)	(.09)	(.12)	(.10)	(.13)
.46	2.28	1.02	1.94	(2.57)

.33	2.19	.90	1.84	(2.70)

$14.42	$14.09	$11.90	$11.00	$9.16

2.34%	18.40%	8.18%	20.09%	(22.77)%

$243,951	$371,561	$481,876	$565,727	$653,338
$322,042	$439,078	$560,217	$602,105	$1,007,499

1.79%	1.81%	1.80%	1.92%	1.83%
.79%	.81%	.80%	.92%	.83%
(.91)%	(.66)%	(1.02)%	(.95)%	(1.03)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.42

Income (loss) from investment operations:
Net investment loss(a)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.78

Total from investment operations	.72

Net asset value, end of period	$15.14

Total Return(b):	4.99%
Ratios/Supplemental Data:
Net assets, end of period (000)	$77,137
Average net assets (000)	$82,364
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.77	%(c)
Expenses, excluding distribution and service (12b-1) fees	.77	%(c)
Net investment loss	(.78	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2006	2005	2004	2003	2002

$14.09	$11.90	$11.00	$9.16	$11.86

(.14)	(.08)	(.12)	(.10)	(.13)
.47	2.27	1.02	1.94	(2.57)

.33	2.19	.90	1.84	(2.70)

$14.42	$14.09	$11.90	$11.00	$9.16

2.34%	18.40%	8.18%	20.09%	(22.77)%

$83,123	$86,198	$96,253	$106,850	$103,956
$87,385	$91,313	$107,401	$105,518	$159,096

1.79%	1.81%	1.80%	1.92%	1.83%
.79%	.81%	.80%	.92%	.83%
(.99)%	(.61)%	(1.02)%	(.96)%	(1.03)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class R

	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.59

Income (loss) from investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized gain on investment and foreign currency transactions	.78

Total from investment operations	.77

Net asset value, end of period	$15.36

Total Return(c):	5.28%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,278
Average net assets (000)	$1,126
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.27	%(f)
Expenses, excluding distribution and service (12b-1) fees	.77	%(f)
Net investment loss	(.11	)%(f)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Amount is actual and not rounded.
(e)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

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Class R
Year Ended September 30, 2006	December 17, 2004(a) Through September 30, 2005

$14.15	$12.97

(.06)	(.05)
.50	1.23

.44	1.18

$14.59	$14.15

3.11%	9.10%

$179,270 (d)	$2,727	(d)
$54,657 (d)	$2,528	(d)

1.29%	1.31	%(f)
.79%	.81	%(f)
(.47)%	(.52	)%(f)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.25

Income (loss) from investment operations:
Net investment income (loss)(a)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.88

Total from investment operations	.90

Net asset value, end of period	$17.15

Total Return(c):	5.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,118,013
Average net assets (000)	$1,163,921
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.77	%(d)
Expenses, excluding distribution and service (12b-1) fees	.77	%(d)
Net investment income (loss)	.22	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2006	2005	2004	2003	2002

$15.72	$13.15	$12.03	$9.92	$12.71

.01	.04	— (b)	— (b)	— (b)
.52	2.53	1.12	2.11	(2.79)

.53	2.57	1.12	2.11	(2.79)

$16.25	$15.72	$13.15	$12.03	$9.92

3.37%	19.54%	9.31%	21.27%	(21.95)%

$1,182,040	$1,393,365	$1,274,544	$1,360,076	$1,108,026
$1,305,889	$1,324,754	$1,441,730	$1,226,178	$1,545,628

.79%	.81%	.80%	.92%	.83%
.79%	.81%	.80%	.92%	.83%
.08%	.28%	(.02)%	.03%	(.03)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •

John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Growth Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Growth Fund
Share Class	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	JGRCR	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    IFS-A133582    Ed. 05/2007

Jennison Equity Opportunity Fund

MARCH 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Small-, mid-, and large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

May 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the Jennison Equity Opportunity Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Equity Opportunity Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

As of March 31, 2007, the gross annualized operating expenses are 1.18%, 1.88%, 1.88%, 1.88% and 0.88% for Class A, B, C, R and Z shares, respectively. As of March 31, 2007, the annualized operating expenses net of a contractual reduction through January 31, 2008 are 1.13%, 1.88%, 1.88%, 1.38% and 0.88% for Class A, B, C, R and Z shares, respectively. These figures include the net operating expenses of the underlying portfolios in which the Fund invests. Such expenses were calculated using a weighted average of the net operating expenses of each underlying fund and when annualized amounted to less than 0.005% for each share class.

Cumulative Total Returns as of 3/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	11.37%	12.65%	46.96%	—
Class B	11.01	11.84	41.67	—
Class C	11.01	11.84	41.67	—
Class R	11.18	12.34	N/A	29.53% (12/17/04)
Class Z	11.57	12.97	48.89	—
S&P 500 Index[2]	7.38	11.82	35.49	**
Lipper Multi-Cap Core Funds Avg.[3]	8.52	9.34	39.72	***

Average Annual Total Returns[4] as of 3/31/07
		One Year	Five Years	Since Inception[1]
Class A		6.45%	6.79%	—
Class B		7.01	7.06	—
Class C		10.87	7.21	—
Class R		12.34	N/A	11.98% (12/17/04)
Class Z		12.97	8.29	—
S&P 500 Index[2]		11.82	6.26	**
Lipper Multi-Cap Core Funds Avg.[3]		9.34	6.74	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent

2	Visit our website at www.jennisondryden.com

deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

**S&P 500 Index Closest Month-End to inception cumulative total returns are 138.13% for Class A, B, C, and Z, and 22.24% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 8.69% for Class A, B, C, and Z and 9.34% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total returns are 157.24% for Class A, B, C, and Z, and 22.87% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 8.93% for Class A, B, C, and Z, and 9.52% for Class R.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/07
American International Group Inc., Insurance	2.6%
Allied Waste Industries, Inc., Commercial Services & Supplies	2.1
Pearson PLC (United Kingdom), Media	2.0
Bank of New York Co., Inc. (The), Capital Markets	1.9
Royal Bank of Scotland Group PLC (United Kingdom), Commercial Banks	1.9

Holdings are subject to change.

Five Largest Long-Term Industries expressed as a percentage of net assets as of 3/31/07
Media	10.7%
Pharmaceuticals	9.2
Capital Markets	6.9
Software	5.8
Food & Staples Retailing	5.2

Industry weightings are subject to change.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2006, at the beginning of the period, and held through the six-month period ended March 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

4	Visit our website at www.jennisondryden.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,113.70	1.13%	$5.95
	Hypothetical	$1,000.00	$1,019.30	1.13%	$5.69

Class B	Actual	$1,000.00	$1,110.10	1.88%	$9.89
	Hypothetical	$1,000.00	$1,015.56	1.88%	$9.45

Class C	Actual	$1,000.00	$1,110.10	1.88%	$9.89
	Hypothetical	$1,000.00	$1,015.56	1.88%	$9.45

Class R	Actual	$1,000.00	$1,111.80	1.38%	$7.27
	Hypothetical	$1,000.00	$1,018.05	1.38%	$6.94

Class Z	Actual	$1,000.00	$1,115.70	0.88%	$4.64
	Hypothetical	$1,000.00	$1,020.54	0.88%	$4.43

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2007 (to reflect the six-month period).

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	5

Portfolio of Investments

as of March 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS

Aerospace & Defense 1.4%
182,800	Honeywell International, Inc.	$8,419,768

Biotechnology 1.4%
64,000	Amgen, Inc.(a)	3,576,320
109,400	ImClone Systems, Inc.(a)(b)	4,460,238

		8,036,558

Capital Markets 6.9%
279,900	Bank of New York Co., Inc. (The)	11,349,945
565,600	Charles Schwab Corp. (The)	10,344,824
99,400	Eaton Vance Corp.	3,542,616
89,600	Lazard Ltd., “Class A”(b)	4,496,128
100,400	Nuveen Investments, Inc. “Class A”	4,748,920
92,200	State Street Corp.	5,969,950

		40,452,383

Chemicals 3.3%
171,600	E.I. du Pont de Nemours & Co.	8,482,188
223,600	Huntsman Corp.	4,268,524
284,200	Nalco Holdings Co.	6,792,380

		19,543,092

Commercial Banks 1.9%
283,355	Royal Bank of Scotland Group PLC (United Kingdom)	11,062,761

Commercial Services & Supplies 4.7%
992,800	Allied Waste Industries, Inc.(a)	12,499,352
333,000	Navigant Consulting, Inc.(a)(b)	6,580,080
239,800	Waste Management, Inc.	8,251,518

		27,330,950

Communications Equipment 2.8%
309,900	Corning, Inc.(a)	7,047,126
218,800	QUALCOMM, Inc.	9,334,008

		16,381,134

Computers & Peripherals 1.8%
225,700	Diebold, Inc.(b)	10,768,147

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Containers & Packaging 1.0%
99,800	Temple-Inland, Inc.	$5,962,052

Diversified Consumer Services 3.4%
339,700	Career Education Corp.(a)(b)	10,360,850
460,200	H&R Block, Inc.(b)	9,682,608

		20,043,458

Diversified Financial Services 2.3%
166,500	Citigroup, Inc.	8,548,110
196,300	KKR Private Equity Investors LLP, RDU, Private Placement 144A (cost $4,892,132; purchased 5/03/06 – 05/05/06)(f)(g)	4,760,275

		13,308,385

Diversified Telecommunication Services 0.2%
90,400	IDT Corp., “Class B”(b)	1,026,040

Electronic Equipment & Instruments 0.9%
99,600	Sony Corp. ADR (Japan)	5,028,804

Energy Equipment & Services 4.5%
165,500	Baker Hughes, Inc.	10,944,515
102,000	National-Oilwell Varco, Inc.(a)	7,934,580
111,600	Schlumberger Ltd.(b)	7,711,560

		26,590,655

Food & Staples Retailing 5.2%
316,600	Kroger Co. (The)	8,943,950
357,300	Performance Food Group Co.(a)(b)	11,029,851
220,100	Wal-Mart Stores, Inc.	10,333,695

		30,307,496

Food Products 2.9%
642,100	Cadbury Schweppes PLC (United Kingdom)	8,238,369
354,300	ConAgra Foods, Inc.	8,825,613

		17,063,982

Health Care Equipment & Supplies 1.3%
199,200	St. Jude Medical, Inc.(a)	7,491,912

Health Care Providers & Services 1.1%
163,000	Omnicare, Inc.	6,482,510

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Hotels, Restaurants & Leisure 1.9%
299,700	Bally Technologies, Inc.(a)(b)	$7,066,926
88,400	Boyd Gaming Corp.	4,211,376

		11,278,302

Household Products 1.1%
97,600	Kimberly-Clark Corp.	6,684,624

Independent Power Producers & Energy Traders 0.8%
65,800	NRG Energy, Inc.(a)	4,740,232

Insurance 4.9%
224,800	American International Group, Inc.	15,111,056
135,200	Axis Capital Holdings Ltd.	4,577,872
182,500	StanCorp Financial Group, Inc.	8,973,525

		28,662,453

Internet & Catalog Retail 1.2%
182,000	IAC/InterActiveCorp.(a)(b)	6,863,220

IT Services 0.7%
85,300	CACI International, Inc. “Class A”(a)	3,997,158

Machinery 2.8%
134,500	Actuant Corp. “Class A”	6,833,945
195,400	Dover Corp.	9,537,474

		16,371,419

Media 10.7%
486,700	Discovery Holding Co., “Class A”(a)(b)	9,310,571
1,138,700	Gemstar-TV Guide International, Inc.(a)	4,771,153
306,437	Liberty Global Inc., Series C(a)	9,389,230
698,300	Pearson PLC (United Kingdom)	11,982,556
665,100	Radio One, Inc., “Class D”(a)	4,296,546
147,700	Tribune Co.(b)	4,742,647
203,543	Viacom, Inc. “Class B”(a)	8,367,653
58,300	Warner Music Group, Corp.	994,598
304,000	Xinhua Finance Media Ltd. ADR (China)(a)(b)	3,334,880
441,600	XM Satellite Radio Holdings, Inc. “Class A”(a)	5,705,472

		62,895,306

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Metals & Mining 2.8%
145,600	Alcoa, Inc.	$4,935,840
295,300	Alpha Natural Resources, Inc.(a)	4,615,539
292,600	Massey Energy, Co.	7,019,474

		16,570,853

Multi-Utilities 1.1%
109,100	Sempra Energy	6,656,191

Oil, Gas & Consumable Fuels 2.8%
191,100	Occidental Petroleum Corp.	9,423,141
200,400	Range Resources Corp.	6,693,360

		16,116,501

Pharmaceuticals 9.2%
180,200	Abbott Laboratories	10,055,160
263,400	Endo Pharmaceuticals Holdings, Inc.(a)	7,743,960
268,300	Medicis Pharmaceutical Corp. “Class A”(b)	8,269,006
97,400	Novartis AG, ADR (Switzerland)	5,320,962
290,300	Pfizer, Inc.	7,332,978
291,600	Watson Pharmaceuticals, Inc.(a)	7,706,988
156,100	Wyeth	7,809,683

		54,238,737

Road & Rail 1.1%
157,000	CSX Corp.	6,287,850

Semiconductors & Semiconductor Equipment 2.1%
469,000	Integrated Device Technology, Inc.(a)	7,231,980
304,900	Marvell Technology Group, Ltd.(a)	5,125,369

		12,357,349

Software 5.8%
412,200	BEA Systems, Inc.(a)	4,777,398
260,300	Check Point Software Technologies Ltd.(a)	5,799,484
200,200	Fair Isaac Corp.	7,743,736
186,400	Manhattan Associates, Inc.(a)	5,112,952
154,200	Microsoft Corp.(b)	4,297,554
717,400	TIBCO Software, Inc.(a)	6,112,248

		33,843,372

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
Specialty Retail 2.0%
92,400	Best Buy Co., Inc.	$4,501,728
279,400	Urban Outfitters, Inc.(a)(b)	7,406,894

		11,908,622

Wireless Telecommunication Services 1.1%
345,300	Sprint Nextel Corp.(b)	6,546,888

	Total long-term investments (cost $495,027,173)	581,319,164

SHORT-TERM INVESTMENTS 17.5%

Principal Amount (000)

U.S. Government Security
$105	United States Treasury Bill 4.87% 06/21/07(d) (cost $103,849)	103,856

Shares

Affiliated Money Market Mutual Fund 17.5%
102,625,065	Dryden Core Investment Fund - Taxable Money Market Series (Cost $102,625,065; includes $94,788,123 of cash collateral received for securities on loan)(c)(e)	102,625,065

	Total short-term investments (cost $102,728,914)	102,728,921

	Total Investments(h) 116.6% (cost $597,756,087; Note 5)	684,048,085
	Liabilities in excess of other assets (16.6%)	(97,190,366)

	Net Assets 100%	$586,857,719

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

RDU—Restricted Depository Unit

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $90,336,799; cash collateral of $94,788,123 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(f)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	11

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

(g)	Indicates a restricted security. The aggregate cost of the security is $4,892,132. The aggregate market value of $4,760,275 represents 0.8% of net assets.
(h)	As of March 31, 2007, one security representing $4,760,275 and 0.7% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Directors.

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 16.2% of collateral received for securities on loan)	17.5%
Media	10.7
Pharmaceuticals	9.2
Capital Markets	6.9
Software	5.8
Food & Staples Retailing	5.2
Insurance	4.9
Commercial Services & Supplies	4.7
Energy Equipment & Services	4.5
Diversified Consumer Services	3.4
Chemicals	3.3
Food Products	2.9
Communications Equipment	2.8
Machinery	2.8
Metals & Mining	2.8
Oil, Gas & Consumable Fuels	2.8
Diversified Financial Services	2.3
Semiconductors & Semiconductor Equipment	2.1
Specialty Retail	2.0
Commercial Banks	1.9
Hotels, Restaurants & Leisure	1.9
Computers & Peripherals	1.8
Aerospace & Defense	1.4
Biotechnology	1.4
Health Care Equipment & Supplies	1.3
Internet & Catalog Retail	1.2
Health Care Providers & Services	1.1
Household Products	1.1
Multi-Utilities	1.1
Road & Rail	1.1
Wireless Telecommunication Services	1.1
Containers & Packaging	1.0
Electronic Equipment & Instruments	0.9
Independent Power Producers & Energy Traders	0.8
IT Services	0.7
Diversified Telecommunication Services	0.2

116.6
Liabilities in excess of other assets	(16.6)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2007	SEMIANNUAL REPORT

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund

Statement of Assets and Liabilities

as of March 31, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $90,336,799:
Unaffiliated investments (cost $495,131,022)	$581,423,020
Affiliated investments (cost $102,625,065)	102,625,065
Foreign currency, at value (cost $1,863)	1,863
Receivable for investments sold	6,035,166
Dividends receivable	804,295
Receivable for Series shares sold	253,907
Foreign tax reclaim receivable	21,064
Receivable from securities lending, net	13,199
Prepaid expenses	6,953

Total assets	691,184,532

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	94,788,123
Payable for investments purchased	6,304,840
Payable for Series shares reacquired	1,557,219
Accrued expenses	743,520
Payable to custodian	293,558
Management fee payable	291,067
Distribution fee payable	226,747
Transfer agent fee payable	118,627
Deferred directors’ fees	3,112

Total liabilities	104,326,813

Net Assets	$586,857,719

Net assets were comprised of:
Common stock, at par	$35,565
Paid-in capital in excess of par	473,759,409

473,794,974
Accumulated net investment loss	(69,012)
Accumulated net realized gain on investment and foreign currency transactions	26,833,281
Net unrealized appreciation on investments and foreign currencies	86,298,476

Net assets, March 31, 2007	$586,857,719

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($325,918,946 ÷ 19,330,419 shares of common stock issued and outstanding)	$16.86
Maximum sales charge (5.50% of offering price)	0.98

Maximum offering price to public	$17.84

Class B
Net asset value, offering price and redemption price per share
($134,994,062 ÷ 8,616,458 shares of common stock issued and outstanding)	$15.67

Class C
Net asset value, offering price and redemption price per share
($50,477,012 ÷ 3,221,955 shares of common stock issued and outstanding)	$15.67

Class R
Net asset value, offering price and redemption price per share
($3,235 ÷ 204 shares of common stock issued and outstanding)	$15.85

Class Z
Net asset value, offering price and redemption price per share
($75,464,464 ÷ 4,395,817 shares of common stock issued and outstanding)	$17.17

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	15

Statement of Operations

Six Months Ended March 31, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $9,596)	$3,371,127
Affiliated dividend income	523,444
Affiliated income from securities loaned, net	69,397
Unaffiliated interest	14,122

Total income	3,978,090

Expenses
Management fee	1,741,112
Distribution fee—Class A	397,073
Distribution fee—Class B	708,524
Distribution fee—Class C	255,285
Distribution fee—Class R	8
Transfer agent’s fee and expenses (including affiliated expense of $375,800)	698,000
Custodian’s fees and expenses	47,000
Reports to shareholders	42,000
Registration fees	33,000
Legal fees and expenses	12,000
Directors’ fees	12,000
Insurance	10,000
Audit fee	8,000
Miscellaneous	8,688

Total expenses	3,972,690

Net investment income	5,400

Realized And Unrealized Gain (Loss) On Investment and Foreign Currencies
Net realized gain on:
Investment transactions	42,846,584
Foreign currency transactions	2,588

42,849,172

Net change in unrealized appreciation (depreciation) on:
Investments	20,750,144
Foreign currencies	9,037

20,759,181

Net gain on investment and foreign currencies	63,608,353

Net Increase In Net Assets Resulting From Operations	$63,613,753

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$5,400	$974,598
Net realized gain on investment and foreign currency transactions	42,849,172	75,135,378
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,759,181	(2,957,156)

Net increase in net assets resulting from operations	63,613,753	73,152,820

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(324,175)	(1,531,153)
Class B	—	—
Class C	—	—
Class R	—	(7)
Class Z	(198,423)	(1,996,423)

	(522,598)	(3,527,583)

Distributions from net realized gains
Class A	(40,656,104)	(47,030,702)
Class B	(19,865,797)	(27,242,728)
Class C	(7,016,398)	(8,923,183)
Class R	(412)	(407)
Class Z	(11,180,238)	(39,374,021)

	(78,718,949)	(122,571,041)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	34,134,540	90,684,853
Net asset value of shares issued in reinvestment of dividends and distributions	75,829,793	121,430,386
Cost of shares reacquired	(104,302,720)	(406,136,327)

Net decrease in net assets from Series share transactions	5,661,613	(194,021,088)

Total decrease	(9,966,181)	(246,966,892)

Net Assets
Beginning of period	596,823,900	843,790,792
End of period (a)	$586,857,719	$596,823,900

(a) Includes undistributed net investment income of:	$—	$448,186

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Equity Opportunity Fund (the “Series”), Jennison Growth Fund and Dryden Active Allocation Fund which are diversified funds and JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price (“NOCP”) on the day of valuation or if there was no NOCP at the last sale price. Securities that are actively traded in the over-the- counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any

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available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2007, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, unrealized and realized foreign currency gains or losses are included in the reported net unrealized and realized gains or losses on investments and investment transactions, respectively.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received for the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis. Net investment income or (loss) (other than distribution fees which are charged directly to the respective class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series up to $300 million and .575 of 1% of the average daily net assets of the Series over $300 million. The effective management fee rate was .588 of 1% of the Series average daily net assets for the six months ended March 31, 2007.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .50 of 1% of the Class A and Class R shares, respectively.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Series that it received approximately $76,300 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2007. From these fees PIMS paid such sales charges to affiliated brokers/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2007, it received approximately $83,400 and $700 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Series did not borrow any amount pursuant to the SCA during the six months ended March 31, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of- pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2007, the Series incurred approximately $147,300 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

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Prudential Investment Management, Inc., (“PIM”), an indirect wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2007, PIM has been compensated approximately $29,700 for these services.

The Series invests in the Taxable Money Market Series (the “portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2007 were $271,357,941 and $308,007,440 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$601,124,777	$90,729,776	$7,806,468	$82,923,308

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and market to market on open foreign currency, receivables and payables.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.5%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares. As of March 31, 2007 Prudential owned 177 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2007:
Shares sold	1,404,608	$23,838,790
Shares issued in reinvestment of dividends and distributions	2,457,565	39,026,136
Shares reacquired	(2,710,985)	(45,651,426)

Net increase (decrease) in shares outstanding before conversion	1,151,188	17,213,500
Shares issued upon conversion from Class B	545,970	8,924,975

Net increase (decrease) in shares outstanding	1,697,158	$26,138,475

Year ended September 30, 2006:
Shares sold	3,459,635	$58,557,989
Shares issued in reinvestment of dividends and distributions	2,881,469	46,020,666
Shares reacquired	(7,370,017)	(124,945,112)

Net increase (decrease) in shares outstanding before conversion	(1,028,913)	(20,366,457)
Shares issued upon conversion from Class B	986,512	16,309,114

Net increase (decrease) in shares outstanding	(42,401)	$(4,057,343)

Class B
Six months ended March 31, 2007:
Shares sold	148,648	$2,345,625
Shares issued in reinvestment of distributions	1,281,630	18,968,127
Shares reacquired	(979,697)	(15,390,036)

Net increase (decrease) in shares outstanding before conversion	450,581	5,923,716
Shares reacquired upon conversion into Class A	(586,784)	(8,924,975)

Net increase (decrease) in shares outstanding	(136,203)	$(3,001,259)

Year ended September 30, 2006:
Shares sold	319,502	$5,125,849
Shares issued in reinvestment of distributions	1,709,368	25,828,553
Shares reacquired	(2,507,055)	(39,982,484)

Net increase (decrease) in shares outstanding before conversion	(478,185)	(9,028,082)
Shares reacquired upon conversion into Class A	(1,045,628)	(16,309,114)

Net increase (decrease) in shares outstanding	(1,523,813)	$(25,337,196)

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Class C	Shares	Amount
Six months ended March 31, 2007:
Shares sold	95,668	$1,488,828
Shares issued in reinvestment of distributions	447,653	6,625,258
Shares reacquired	(424,622)	(6,664,140)

Net increase (decrease) in shares outstanding	118,699	$1,449,946

Year ended September 30, 2006:
Shares sold	239,767	$3,851,189
Shares issued in reinvestment of distributions	560,702	8,472,207
Shares reacquired	(1,079,738)	(17,235,091)

Net increase (decrease) in shares outstanding	(279,269)	$(4,911,695)

Class R
Six months ended March 31, 2007:
Shares sold	5	$75
Shares issued in reinvestment of dividends and distributions	27	412
Shares reacquired	(5)	(75)

Net increase (decrease) in shares outstanding	27	$412

Year ended September 30, 2006:
Shares sold	4	$75
Shares issued in reinvestment of dividends	28	414
Shares reacquired	(4)	(75)

Net increase (decrease) in shares outstanding	28	$414

Class Z
Six months ended March 31, 2007:
Shares sold	375,658	$6,461,222
Shares issued in reinvestment of dividends and distributions	693,680	11,209,860
Shares reacquired	(2,146,675)	(36,597,043)

Net increase (decrease) in shares outstanding	(1,077,337)	$(18,925,961)

Year ended September 30, 2006:
Shares sold	1,341,443	$23,149,751
Shares issued in reinvestment of dividends and distributions	2,533,841	41,108,546
Shares reacquired	(13,200,434)	(223,973,565)

Net increase (decrease) in shares outstanding	(9,325,150)	$(159,715,268)

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

MARCH 31, 2007	SEMIANNUAL REPORT

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.38

Income (loss) from investment operations
Net investment income	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.81

Total from investment operations	1.83

Less Dividends and Distributions
Dividends from net investment income	(.02)
Distributions from net realized gains	(2.33)

Total dividends and distributions	(2.35)

Net asset value, end of period	$16.86

Total Return(b):	11.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$325,919
Average net assets (000)	$318,531
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.13	%(d)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)
Net investment income	.21	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	47	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2006(a)	2005	2004	2003	2002(a)

$18.47	$16.60	$14.22	$11.48	$14.03

.02	.13	.02	.01	.02
1.70	2.14	2.36	2.73	(1.92)

1.72	2.27	2.38	2.74	(1.90)

(.09)	(.03)	—	—	—
(2.72)	(.37)	—	—	(.65)

(2.81)	(.40)	—	—	(.65)

$17.38	$18.47	$16.60	$14.22	$11.48

10.68%	13.91%	16.74%	23.87%	(14.59)%

$306,424	$326,512	$338,249	$261,252	$205,215
$314,651	$336,880	$318,726	$232,395	$227,305

1.11%	1.12%	1.07%	1.15%	1.09%
.86%	.87%	.82%	.90%	.84%
.10%	.68%	.11%	.07%	.11%

75%	93%	102%	115%	94%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.34

Income (loss) from investment operations
Net investment income (loss)	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.70

Total from investment operations	1.66

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(2.33)

Total dividends and distributions	(2.33)

Net asset value, end of period	$15.67

Total Return(b):	11.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$134,994
Average net assets (000)	$142,094
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88	%(c)
Expenses, excluding distribution and service (12b-1) fees	.88	%(c)
Net investment loss	(.53	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2006(a)	2005	2004	2003	2002(a)

$17.56	$15.88	$13.71	$11.15	$13.74

(.04)	(.01)	(.11)	(.09)	(.09)
1.54	2.06	2.28	2.65	(1.85)

1.50	2.05	2.17	2.56	(1.94)

—	—	—	—	—
(2.72)	(.37)	—	—	(.65)

(2.72)	(.37)	—	—	(.65)

$16.34	$17.56	$15.88	$13.71	$11.15

9.83%	13.12%	15.83%	22.96%	(15.21)%

$143,053	$180,496	$213,606	$234,421	$220,609
$161,565	$202,371	$235,162	$225,579	$272,070

1.86%	1.87%	1.82%	1.90%	1.84%
.86%	.87%	.82%	.90%	.84%
(.26)%	(.05)%	(.63)%	(.68)%	(.63)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.34

Income (loss) from investment operations
Net investment income (loss)	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.70

Total from investment operations	1.66

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(2.33)

Total dividends and distributions	(2.33)

Net asset value, end of period	$15.67

Total Return(b):	11.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50,477
Average net assets (000)	$51,197
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88	%(c)
Expenses, excluding distribution and service (12b-1) fees	.88	%(c)
Net investment loss	(.54	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2006(a)	2005	2004	2003	2002(a)

$17.56	$15.88	$13.71	$11.15	$13.74

(.05)	(.01)	(.11)	(.09)	(.09)
1.55	2.06	2.28	2.65	(1.85)

1.50	2.05	2.17	2.56	(1.94)

—	—	—	—	—
(2.72)	(.37)	—	—	(.65)

(2.72)	(.37)	—	—	(.65)

$16.34	$17.56	$15.88	$13.71	$11.15

9.83%	13.12%	15.83%	22.96%	(15.21)%

$50,717	$59,409	$66,322	$66,683	$65,417
$54,051	$63,559	$70,174	$65,790	$78,162

1.86%	1.87%	1.82%	1.90%	1.84%
.86%	.87%	.82%	.90%	.84%
(.35)%	(.06)%	(.64)%	(.68)%	(.63)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended March 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.48

Income (loss) from investment operations
Net investment income (loss)	—	(c)
Net realized and unrealized gain on investment and foreign currency transactions	1.70

Total from investment operations	1.70

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(2.33)

Total dividends and distributions	(2.33)

Net asset value, end of period	$15.85

Total Return(d):	11.18%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3
Average net assets (000)	$3
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.38	%(f)
Expenses, excluding distribution and service (12b-1) fees	.88	%(f)
Net investment income (loss)	(.05	)%(f)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(e)	During the period, the distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class R
Year Ended September 30, 2006(b)	December 17, 2004(a) Through September 30, 2005

$17.70	$16.73

.04	.04
1.51	.93

1.55	.97

(.05)	—
(2.72)	—

(2.77)	—

$16.48	$17.70

10.12%	5.80%

$3	$3
$3	$3

1.36%	1.37	%(f)
.86%	.87	%(f)
.23%	.27	%(f)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.65

Income (loss) from investment operations
Net investment income	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.85

Total from investment operations	1.89

Less Dividends and Distributions
Dividends from net investment income	(.04)
Distributions from net realized gains	(2.33)

Total dividends and distributions	(2.37)

Net asset value, end of period	$17.17

Total Return(b):	11.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$75,465
Average net assets (000)	$82,399
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.88	%(c)
Expenses, excluding distribution and service (12b-1) fees	.88	%(c)
Net investment income	.46	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2006(a)	2005	2004	2003	2002(a)

$18.74	$16.83	$14.38	$11.59	$14.12

.12	.18	.06	.04	.05
1.66	2.17	2.39	2.75	(1.93)

1.78	2.35	2.45	2.79	(1.88)

(.15)	(.07)	—	—	—
(2.72)	(.37)	—	—	(.65)

(2.87)	(.44)	—	—	(.65)

$17.65	$18.74	$16.83	$14.38	$11.59

10.92%	14.23%	17.04%	24.07%	(14.34)%

$96,626	$277,372	$346,241	$265,048	$208,615
$184,440	$313,971	$323,831	$232,369	$228,798

.86%	.87%	.82%	.90%	.84%
.86%	.87%	.82%	.90%	.84%
.69%	.96%	.36%	.33%	.37%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the
Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance
Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Equity Opportunity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Equity Opportunity Fund
Share Class	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	JEOPR	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

MF172E2    IFS-A133579    Ed. 05/2007

JennisonDryden Asset Allocation Funds

MARCH 31, 2007	SEMIANNUAL REPORT

JennisonDryden Conservative Allocation Fund

Objective: Current income and a reasonable level of capital appreciation

JennisonDryden Moderate Allocation Fund

Objective: Capital appreciation and a reasonable level of current income

JennisonDryden Growth Allocation Fund

Objective: Long-term capital appreciation

FUND TYPE

Balanced/allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

JENNISONDRYDEN ASSET ALLOCATION FUNDS

May 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the JennisonDryden Asset Allocation Funds informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

JennisonDryden Asset Allocation Funds

JennisonDryden Asset Allocation Funds	1

This Page Intentionally Left Blank

Your Fund’s Performance

MARCH 31, 2007	SEMIANNUAL REPORT

JennisonDryden Conservative Allocation Fund

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Conservative Allocation Fund is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). As of March 31, 2007, the gross annualized operating expenses are 2.55%, 3.25%, 3.25%, 3.00% and 2.25% for Class A, B, C, R and Z shares, respectively. As of March 31, 2007, the annualized operating expenses net of a contractual reduction through January 31, 2008 are 1.55%, 2.30%, 2.30%, 1.80% and 1.30% for Class A, B, C, R and Z shares, respectively. These figures include the net operating expenses of the underlying portfolios in which the Fund invests. Such expenses were calculated using a weighted average of the net operating expenses of each underlying fund and when annualized amounted to 0.79% for each share class.

Cumulative Total Returns as of 3/31/07
	Six Months	One Year	Since Inception[1]
Class A	5.24%	7.68%	23.57% (3/30/04)
Class B	4.85	6.97	20.80 (3/30/04)
Class C	4.85	6.88	20.80 (3/30/04)
Class R	N/A	N/A	1.50 (1/12/07)
Class Z	5.35	8.02	24.74 (3/30/04)
S&P 500 Index[2]	7.38	11.82	**
Russell 1000 Index[3]	8.25	11.84	***
JDAA Conservative Customized Blend[4]	5.68	9.08	****
Lipper Mixed-Asset Target Allocation Moderate Funds Avg.[5]	6.45	9.23	*****

Average Annual Total Returns[6] as of 3/31/07
		One Year	Since Inception[1]
Class A		1.75%	5.30% (3/30/04)
Class B		1.97	5.90 (3/30/04)
Class C		5.88	6.49 (3/30/04)
Class R		N/A	N/A (1/12/07)
Class Z		8.02	7.64 (3/30/04)
S&P 500 Index[2]		11.82	**
Russell 1000 Index[3]		11.84	***
JDAA Conservative Customized Blend[4]		9.08	****
Lipper Mixed-Asset Target Allocation Moderate Funds Avg.[5]		9.23	*****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Conservative Customized Blend, and Lipper Mixed-Asset Target Allocation Moderate Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

4The JennisonDryden Asset Allocation (JDAA) Conservative Customized Blend is a model portfolio consisting of the S&P 500 Index (5%), the S&P 500/Citigroup Growth Index (10%), the S&P 500/Citigroup Value Index (10%), the Russell 2500 Index (5%), the MSCI EAFE ND Index (10%), the Lehman Brothers U.S. Corporate High Yield Index (5%), the Lehman Brothers Intermediate Government Index (25%), the Merrill Lynch (ML) 1-3 Year Corporate Index (20%), and the Citigroup Three-Month U.S. Treasury Bill Index (10%). Each component of the JDAA Conservative Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Conservative Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The JDAA Conservative Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

5The Lipper Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category. Funds in the Lipper Average normally seek a high level of current income through investing in income-producing stocks, bonds, and money market instruments.

6 The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 33.28% for Class A, Class B, Class C and Class Z; and 0.64% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/2007 are 10.05% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

***Russell 1000 Index Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 35.76% for Class A, Class B, Class C and Class Z; and 1.21% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns as of 3/31/2007 are 10.73% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

JennisonDryden Asset Allocation Funds	5

Your Fund’s Performance (continued)

****JDAA Conservative Customized Blend Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 22.89% for Class A, Class B, Class C and Class Z; and 1.71% for Class R. JDAA Conservative Customized Blend Closest Month-End to Inception average annual total returns as of 3/31/2007 are 7.11% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

*****Lipper Mixed-Asset Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 24.58% for Class A, Class B, Class C and Class Z; and 1.62% for Class R. Lipper Mixed-Asset Closest Month-End to Inception average annual total returns as of 3/31/2007 are 7.57% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, Russell 1000 Index, and JDAA Conservative Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

6	Visit our website at www.jennisondryden.com

Performance Target—JDAA Conservative Customized Blend

The JennisonDryden Conservative Allocation Fund seeks to beat a performance target—the JDAA Conservative Customized Blend—consisting of a weighted average return of nine securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2007, and their weightings in the JennisonDryden Conservative Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The JennisonDryden Conservative Allocation Fund seeks to beat this target by holding positions in specific JennisonDryden mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

The S&P 500/Citigroup Value Index uses a multifactor methodology to calculate value style weightings for the returns of securities in the S&P 500 Index.

The S&P 500/Citigroup Growth Index uses a multifactor methodology to calculate growth style weightings for the returns of securities in the S&P 500 Index.

The Russell 2500 Index includes the smallest 2,500 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Intermediate Government Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies with between 1 and less than 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, below-investment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield (“junk”) bonds have performed.

The Merrill Lynch 1-3 Year Corporate Index consists of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Citigroup Three-Month U.S. Treasury Bill Index is an average of the last three three-month treasury bill month-end rates.

JennisonDryden Asset Allocation Funds	7

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Your Fund’s Performance

MARCH 31, 2007	SEMIANNUAL REPORT

JennisonDryden Moderate Allocation Fund

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Moderate Allocation Fund is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). As of March 31, 2007, the gross annualized operating expenses are 1.90%, 2.60%, 2.60%, 2.35% and 1.60% for Class A, B, C, R and Z shares, respectively. As of March 31, 2007, the annualized operating expenses net of a contractual reduction through January 31, 2008 are 1.59%, 2.34%, 2.34%, 1.84% and 1.34% for Class A, B, C, R and Z shares, respectively. These figures include the net operating expenses of the underlying portfolios in which the Fund invests. Such expenses were calculated using a weighted average of the net operating expenses of each underlying fund and when annualized amounted to 0.83% for each share class.

Cumulative Total Returns as of 3/31/07
	Six Months	One Year	Since Inception[1]
Class A	7.09%	9.16%	34.14% (3/30/04)
Class B	6.62	8.31	31.06 (3/30/04)
Class C	6.62	8.14	30.96 (3/30/04)
Class R	N/A	N/A	1.69 (1/12/07)
Class Z	7.26	9.32	34.98 (3/30/04)
S&P 500 Index[2]	7.38	11.82	**
Russell 1000 Index[3]	8.25	11.84	***
JDAA Moderate Customized Blend[4]	7.76	11.00	****
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[5]	7.01	9.54	*****

Average Annual Total Returns[6] as of 3/31/07
		One Year	Since Inception[1]
Class A		3.15%	8.22% (3/30/04)
Class B		3.31	8.87 (3/30/04)
Class C		7.14	9.40 (3/30/04)
Class R		N/A	N/A (1/12/07)
Class Z		9.32	10.50 (3/30/04)
S&P 500 Index[2]		11.82	**
Russell 1000 Index[3]		11.84	***
JDAA Moderate Customized Blend[4]		11.00	****
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[5]		9.54	*****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Moderate Customized Blend and Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

4The JennisonDryden Asset Allocation (JDAA) Moderate Customized Blend is a model portfolio consisting of the S&P 500 Index (8%), the S&P 500/Citigroup Growth Index (14%), the S&P 500/Citigroup Value Index (14%), the Russell 2500 Index (12%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index (17%), the Lehman Brothers U.S. Corporate High Yield Index (5%), the Lehman Brothers Intermediate Government Index (15%), the Merrill Lynch (ML) 1-3 Year Corporate Index (10%), and the Citigroup Three-Month U.S. Treasury Bill Index (5%). Each component of the JDAA Moderate Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Moderate Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The JDAA Moderate Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

5The Lipper Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Funds in the Lipper Average have a primary objective to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 33.28% for Class A, Class B, Class C and Class Z; and 0.64% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/2007 are 10.05% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

***Russell 1000 Index Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 35.76% for Class A, Class B, Class C and Class Z; and 1.21% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns as of 3/31/2007 are 10.73% for Class A, Class B, Class C and Class Z.

JennisonDryden Asset Allocation Funds	11

Your Fund’s Performance (continued)

Class R shares are a new share class and no average annual total return performance information is available for this new share class.

****JDAA Moderate Customized Blend Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 32.69% for Class A, Class B, Class C and Class Z; and 1.94% for Class R. JDAA Moderate Customized Blend Closest Month-End to Inception average annual total returns as of 3/31/2007 are 9.89% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

*****Lipper Mixed-Asset Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 27.72% for Class A, Class B, Class C and Class Z; and 1.51% for Class R. Lipper Mixed-Asset Closest Month-End to Inception average annual total returns as of 3/31/2007 are 8.44% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, Russell 1000 Index, and JDAA Moderate Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—JDAA Moderate Customized Blend

The JennisonDryden Moderate Allocation Fund seeks to beat a performance target—the JDAA Moderate Customized Blend—consisting of a weighted average return of nine securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2007, and their weightings in the JennisonDryden Moderate Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The JennisonDryden Moderate Allocation Fund seeks to beat this target by holding positions in specific JennisonDryden mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

The S&P 500/Citigroup Value Index uses a multifactor methodology to calculate value style weightings for the returns of securities in the S&P 500 Index.

The S&P 500/Citigroup Growth Index uses a multifactor methodology to calculate growth style weightings for the returns of securities in the S&P 500 Index.

The Russell 2500 Index includes the smallest 2,500 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Intermediate Government Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies with between 1 and less than 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, below-investment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield (“junk”) bonds have performed.

The Merrill Lynch 1-3 Year Corporate Index consists of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Citigroup Three-Month U.S. Treasury Bill Index is an average of the last three three-month treasury bill month-end rates.

JennisonDryden Asset Allocation Funds	13

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Your Fund’s Performance

MARCH 31, 2007	SEMIANNUAL REPORT

JennisonDryden Growth Allocation Fund

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Growth Allocation Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). As of March 31, 2007, the gross annualized operating expenses are 2.32%, 3.02%, 3.02%, 2.77% and 2.02% for Class A, B, C, R and Z shares, respectively. As of March 31, 2007, the annualized operating expenses net of a contractual reduction through January 31, 2008 are 1.64%, 2.39%, 2.39%, 1.89% and 1.39% for Class A, B, C, R and Z shares, respectively. These figures include the net operating expenses of the underlying portfolios in which the Fund invests. Such expenses were calculated using a weighted average of the net operating expenses of each underlying fund and when annualized amounted to 0.89% for each share class.

Cumulative Total Returns as of 3/31/07
	Six Months	One Year	Since Inception[1]
Class A	8.94%	10.11%	44.77% (3/30/04)
Class B	8.55	9.47	41.79 (3/30/04)
Class C	8.63	9.39	41.79 (3/30/04)
Class R	N/A	N/A	1.96 (1/12/07)
Class Z	9.08	10.42	45.91 (3/30/04)
S&P 500 Index[2]	7.38	11.82	**
Russell 1000 Index[3]	8.25	11.84	***
JDAA Growth Customized Blend[4]	9.86	12.80	****
Lipper Multi-Cap Core Funds Avg.[5]	8.52	9.34	*****

Average Annual Total Returns[6] as of 3/31/07
		One Year	Since Inception[1]
Class A		4.06%	11.00% (3/30/04)
Class B		4.47	11.80 (3/30/04)
Class C		8.39	12.33 (3/30/04)
Class R		N/A	N/A (1/12/07)
Class Z		10.42	13.41 (3/30/04)
S&P 500 Index[2]		11.82	**
Russell 1000 Index[3]		11.84	***
JDAA Growth Customized Blend[4]		12.80	****
Lipper Multi-Cap Core Funds Avg.[5]		9.34	*****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Sources: Prudential Investments LLC, Lipper Inc., and Ibbotson Associates, Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Growth Customized Blend, and Lipper Multi-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

4The JennisonDryden Asset Allocation (JDAA) Growth Customized Blend is a model portfolio consisting of the S&P 500 Index (9%), the S&P 500/Citigroup Growth Index (18%), the S&P 500/Citigroup Value Index (18%), the Russell 2500 Index (20%), the MSCI EAFE ND Index (25%), the Lehman Brothers U.S. Corporate High Yield Index (2%), and the Lehman Brothers Intermediate Government Index (8%). Each component of the JDAA Growth Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Growth Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The JDAA Growth Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

5The Lipper Average represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 33.28% for Class A, Class B, Class C and Class Z; and 0.64% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/2007 are 10.05% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

JennisonDryden Asset Allocation Funds	17

Your Fund’s Performance (continued)

***Russell 1000 Index Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 35.76% for Class A, Class B, Class C and Class Z; and 1.21% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns as of 3/31/2007 are 10.73% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

****JDAA Growth Customized Blend Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 42.82% for Class A, Class B, Class C and Class Z; and 2.21% for Class R. JDAA Growth Customized Blend Closest Month-End to Inception average annual total returns as of 3/31/2007 are 12.61% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

*****Lipper Multi-Cap Closest Month-End to Inception cumulative total returns as of 3/31/2007 are 33.30% for Class A, Class B, Class C and Class Z; and 1.57% for Class R. Lipper Multi-Cap Closest Month-End to Inception average annual total returns as of 3/31/2007 are 9.96% for Class A, Class B, Class C and Class Z. Class R shares are a new share class and no average annual total return performance information is available for this new share class.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, Russell 1000 Index, and JDAA Growth Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—JDAA Growth Customized Blend

The JennisonDryden Growth Allocation Fund seeks to exceed a performance target—the JDAA Growth Customized Blend—consisting of a weighted average return of seven securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2007, and their weightings in the JennisonDryden Growth Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The JennisonDryden Growth Allocation Fund seeks to exceed this target by holding positions in specific JennisonDryden mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

The S&P 500/Citigroup Value Index uses a multifactor methodology to calculate value style weightings for the returns of securities in the S&P 500 Index.

The S&P 500/Citigroup Growth Index uses a multifactor methodology to calculate growth style weightings for the returns of securities in the S&P 500 Index.

The Russell 2500 Index includes the smallest 2,500 securities in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Intermediate Government Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies with between 1 and less than 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, below-investment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield (“junk”) bonds have performed.

JennisonDryden Asset Allocation Funds	19

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2006, at the beginning of the period, and held through the six-month period ended March 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

JennisonDryden Conservative Allocation Fund		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,052.40	1.55%	$7.93
	Hypothetical	$1,000.00	$1,017.20	1.55%	$7.80

Class B	Actual	$1,000.00	$1,048.50	2.30%	$11.75
	Hypothetical	$1,000.00	$1,013.46	2.30%	$11.55

Class C	Actual	$1,000.00	$1,048.50	2.30%	$11.75
	Hypothetical	$1,000.00	$1,013.46	2.30%	$11.55

Class R	Actual**	$1,000.00	$1,015.00	1.80%	$3.93
	Hypothetical	$1,000.00	$1,015.96	1.80%	$9.05

Class Z	Actual	$1,000.00	$1,053.50	1.30%	$6.66
	Hypothetical	$1,000.00	$1,018.45	1.30%	$6.54

JennisonDryden Asset Allocation Funds	21

Fees and Expenses (continued)

JennisonDryden Moderate Allocation Fund		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,070.90	1.59%	$8.21
	Hypothetical	$1,000.00	$1,017.00	1.59%	$8.00

Class B	Actual	$1,000.00	$1,066.20	2.34%	$12.05
	Hypothetical	$1,000.00	$1,013.26	2.34%	$11.75

Class C	Actual	$1,000.00	$1,066.20	2.34%	$12.05
	Hypothetical	$1,000.00	$1,013.26	2.34%	$11.75

Class R	Actual**	$1,000.00	$1,016.90	1.84%	$4.02
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class Z	Actual	$1,000.00	$1,072.60	1.34%	$6.92
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

JennisonDryden Growth Allocation Fund		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,089.40	1.64%	$8.54
	Hypothetical	$1,000.00	$1,016.75	1.64%	$8.25

Class B	Actual	$1,000.00	$1,085.50	2.39%	$12.43
	Hypothetical	$1,000.00	$1,013.01	2.39%	$11.99

Class C	Actual	$1,000.00	$1,086.30	2.39%	$12.43
	Hypothetical	$1,000.00	$1,013.01	2.39%	$11.99

Class R	Actual**	$1,000.00	$1,019.60	1.89%	$4.13
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50

Class Z	Actual	$1,000.00	$1,090.80	1.39%	$7.25
	Hypothetical	$1,000.00	$1,018.00	1.39%	$6.99

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2007 (to reflect the six-month period) with the exception of the Class R ‘‘Actual’’ information which reflects the 79 day period ended March 31, 2007 due to its inception date of January 12, 2007. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class R shares commenced operations on January 12, 2007.

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JennisonDryden Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2007 (Unaudited)

Description	Shares	Value (Note 1)

LONG-TERM INVESTMENTS 98.5%

Affiliated Registered Investment Companies
Dryden Government Income Fund, Inc. (Class Z)	900,578	$7,916,085
Dryden High Yield Fund, Inc. (Class Z)	269,928	1,581,780
Dryden International Equity Fund (Class Z)	300,991	2,808,248
Dryden Large-Cap Core Equity Fund (Class Z)	118,973	1,631,113
Dryden Short-Term Corporate Bond Fund (Class Z)	573,853	6,214,824
Dryden Ultra Short Bond Fund (Class Z)	225,446	2,193,587
Jennison 20/20 Focus Fund (Class Z)	91,004	1,531,595
Jennison Equity Opportunity Fund (Class Z)	35,992	617,988
Jennison Growth Fund (Class Z)(a)	143,594	2,462,637
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	26,052	609,364
Jennison Value Fund (Class Z)	143,835	3,062,247

Total long-term investments (cost $28,368,684)		30,629,468

SHORT-TERM INVESTMENT 1.7%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $536,114; Note 3)	536,114	536,114

Total Investments(b) 100.2% (cost $28,904,798; Note 5)		31,165,582
Liabilities in excess of other assets (0.2%)		(53,876)

Net Assets 100.0%		$31,111,706

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	23

JennisonDryden Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Short-Term Debt	27.0%
U.S. Government Debt	25.5
Large-Cap Core	10.2
Large-Cap Value	9.8
International	9.0
Large-Cap Growth	7.9
High Yield	5.1
Multi-Cap Value	2.0
Small/Mid-Cap Growth	2.0

98.5
Short-Term Investments	1.7
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2007 (Unaudited)

Description	Shares	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%

Affiliated Registered Investment Companies
Dryden Government Income Fund, Inc. (Class Z)	1,359,791	$11,952,559
Dryden High Yield Fund, Inc. (Class Z)	584,044	3,422,495
Dryden International Equity Fund (Class Z)	1,441,700	13,451,061
Dryden Large-Cap Core Equity Fund (Class Z)	459,828	6,304,237
Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	959,131	10,387,391
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(b)	122,756	2,577,867
Dryden Ultra Short Bond Fund (Class Z)	176,379	1,716,171
Jennison 20/20 Focus Fund (Class Z)	409,648	6,894,378
Jennison Equity Opportunity Fund (Class Z)	151,358	2,598,819
Jennison Growth Fund (Class Z)(b)	599,174	10,275,839
Jennison Mid-Cap Growth Fund (Class Z)(b)	75,008	1,754,449
Jennison Value Fund (Class Z)	646,108	13,755,638

Total long-term investments (cost $74,066,379)		85,090,904

SHORT-TERM INVESTMENT 1.4%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $1,218,014; Note 3)	1,218,014	1,218,014

Total Investments(a) 100.1% (cost $75,284,393; Note 5)		86,308,918
Liabilities in excess of other assets (0.1%)		(121,606)

Net Assets 100.0%		$86,187,312

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	25

JennisonDryden Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Large-Cap Value	16.0%
International	15.6
Large-Cap Core	15.3
Short-Term Debt	14.0
Government Debt	13.9
Large-Cap Growth	11.9
High Yield	4.0
Multi-Cap Value	3.0
Small-Cap Core	3.0
Small/Mid-Cap Growth	2.0

98.7
Short-Term Investment	1.4
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

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JennisonDryden Growth Allocation Fund

Portfolio of Investments

as of March 31, 2007 (Unaudited)

Description	Shares	Value (Note 1)

LONG-TERM INVESTMENTS 98.1%

Affiliated Registered Investment Companies
Dryden International Equity Fund (Class Z)	1,281,436	$11,955,803
Dryden Large-Cap Core Equity Fund (Class Z)	338,137	4,635,866
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(b)	166,005	3,486,111
Dryden Total Return Bond Fund, Inc. (Class Z)	260,662	3,284,345
Jennison 20/20 Focus Fund (Class Z)	297,400	5,005,238
Jennison Equity Opportunity Fund (Class Z)	117,089	2,010,423
Jennison Growth Fund (Class Z)(b)	460,918	7,904,748
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(b)	86,375	2,020,322
Jennison Value Fund (Class Z)	420,870	8,960,325

Total long-term investments (cost $41,141,169)		49,263,181

SHORT-TERM INVESTMENT 1.9%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $935,396; Note 3)	935,396	935,396

Total Investments(a) 100% (cost $42,076,565; Note 5)		50,198,577
Liabilities in excess of other assets 0.0%		(4,112)

Net Assets 100.0%		$50,194,465

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	27

JennisonDryden Growth Allocation Fund

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

International	23.8%
Large-Cap Core	19.2
Large-Cap Value	17.9
Large-Cap Growth	15.8
Small-Cap Core	6.9
Multi-Sector Debt	6.5
Multi-Cap Value	4.0
Small/Mid-Cap Growth	4.0

98.1
Short-Term Investment	1.9
Liabilities in excess of other assets	0.0

100.0%

See Notes to Financial Statements.

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Financial Statements

MARCH 31, 2007	SEMIANNUAL REPORT

JennisonDryden Asset Allocation Funds

JennisonDryden Conservative Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2007 (Unaudited)

Assets
Affiliated investments, at value (cost $28,904,798)	$31,165,582
Receivable for Fund shares sold	55,572
Dividends receivable	18,979
Receivable due from manager	5,665
Prepaid expenses	236

Total assets	31,246,034

Liabilities
Accrued expenses	84,422
Payable for Fund shares reacquired	30,039
Distribution fee payable	15,829
Transfer agent fee payable	3,335
Deferred directors’ fees	703

Total liabilities	134,328

Net Assets	$31,111,706

Net assets were comprised of:
Common stock, at par	$2,709
Paid-in capital in excess of par	28,528,454

28,531,163
Undistributed net investment income	69,775
Accumulated net realized gain on investment transactions	249,984
Net unrealized appreciation on investments	2,260,784

Net assets, March 31, 2007	$31,111,706

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($15,870,777 ÷ 1,380,296 shares of common stock issued and outstanding)	$11.50
Maximum sales charge (5.50% of offering price)	.67

Maximum offering price to public	$12.17

Class B
Net asset value, offering price and redemption price per share
($11,383,311 ÷ 992,704 shares of common stock issued and outstanding)	$11.47

Class C
Net asset value, offering price and redemption price per share
($3,688,304 ÷ 321,613 shares of common stock issued and outstanding)	$11.47

Class R
Net asset value, offering price and redemption price per share
($2,541 ÷ 221 shares of common stock issued and outstanding)	$11.50

Class Z
Net asset value, offering price and redemption price per share
($166,773 ÷ 14,459 shares of common stock issued and outstanding)	$11.53

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	31

JennisonDryden Moderate Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2007 (Unaudited)

Assets
Affiliated investments, at value (cost $75,284,393)	$86,308,918
Cash	7,252
Receivable for Fund shares sold	286,058
Dividends receivable	33,251
Prepaid expenses	705

Total assets	86,636,184

Liabilities
Payable for Fund shares reacquired	224,686
Accrued expenses	154,157
Distribution fee payable	46,897
Management fee payable	12,115
Transfer agent fee payable	10,312
Deferred directors’ fees	705

Total liabilities	448,872

Net Assets	$86,187,312

Net assets were comprised of:
Common stock, at par	$6,811
Paid-in capital in excess of par	73,924,555

73,931,366
Accumulated net investment loss	(238,053)
Accumulated net realized gain on investment transactions	1,469,474
Net unrealized appreciation on investments	11,024,525

Net assets, March 31, 2007	$86,187,312

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($37,794,839 ÷ 2,982,825 shares of common stock issued and outstanding)	$12.67
Maximum sales charge (5.50% of offering price)	.74

Maximum offering price to public	$13.41

Class B
Net asset value, offering price and redemption price per share ($35,371,894 ÷ 2,797,597 shares of common stock issued and outstanding)	$12.64

Class C
Net asset value, offering price and redemption price per share ($11,278,610 ÷ 892,757 shares of common stock issued and outstanding)	$12.63

Class R
Net asset value, offering price and redemption price per share ($2,543 ÷ 200.8 shares of common stock issued and outstanding)	$12.66

Class Z
Net asset value, offering price and redemption price per share ($1,739,426 ÷ 137,205 shares of common stock issued and outstanding)	$12.68

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	33

JennisonDryden Growth Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2007 (Unaudited)

Assets
Affiliated investments, at value (cost $42,076,565)	$50,198,577
Receivable for Fund shares sold	139,005
Dividends receivable	5,016
Due from manager	2,051
Prepaid expenses	463

Total assets	50,345,112

Liabilities
Payable to custodian	11,182
Payable for Fund shares reacquired	55,504
Accrued expenses	45,712
Distribution fee payable	29,183
Deferred directors’ fees	703
Transfer agent fee payable	8,363

Total liabilities	150,647

Net Assets	$50,194,465

Net assets were comprised of:
Common stock, at par	$3,588
Paid-in capital in excess of par	41,324,260

41,327,848
Accumulated net investment loss	(212,140)
Accumulated net realized gain on investment transactions	956,745
Net unrealized appreciation on investments	8,122,012

Net assets, March 31, 2007	$50,194,465

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($19,286,144 ÷ 1,373,323 shares of common stock issued and outstanding)	$14.04
Maximum sales charge (5.50% of offering price)	.82

Maximum offering price to public	$14.86

Class B
Net asset value, offering price and redemption price per share ($23,270,336 ÷ 1,667,281 shares of common stock issued and outstanding)	$13.96

Class C
Net asset value, offering price and redemption price per share ($7,151,898 ÷ 512,470 shares of common stock issued and outstanding)	$13.96

Class R
Net asset value, offering price and redemption price per share ($2,549 ÷ 181.7 shares of common stock issued and outstanding)	$14.03

Class Z
Net asset value, offering price and redemption price per share ($483,538 ÷ 34,388 shares of common stock issued and outstanding)	$14.06

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	35

JennisonDryden Conservative Allocation Fund

Statement of Operations

Six Months Ended March 31, 2007 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$485,704
Unaffiliated interest	51

485,755

Expenses
Management fee	27,830
Distribution fee—Class A	17,094
Distribution fee—Class B	53,311
Distribution fee—Class C	16,771
Distribution fee—Class R	3
Registration fees	103,000
Custodian’s fees and expenses	27,000
Transfer agent’s fees and expenses (including affiliated expense of $9,600) (Note 3)	14,000
Audit fee	9,000
Reports to shareholders	6,000
Directors’ fees	5,000
Legal fees and expenses	5,000
Miscellaneous	4,408
Interest expense	1,536

Total expenses	289,953
Less: Expense subsidy (Note 2)	(131,671)

Net expenses	158,282

Net investment income	327,473

Net Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(33,060)
Net capital gain distributions received	364,240

331,180

Net change in unrealized appreciation on investments	667,260

Net gain on investments	998,440

Net Increase In Net Assets Resulting From Operations	$1,325,913

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund

Statement of Operations

Six Months Ended March 31, 2007 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$1,059,207

Expenses
Management fee	79,252
Distribution fee—Class A	42,322
Distribution fee—Class B	168,129
Distribution fee—Class C	50,013
Distribution fee—Class R	3
Registration fees	118,000
Transfer agent’s fees and expenses (including affiliated expense of $29,800)	41,000
Custodian’s fees and expenses	26,000
Reports to shareholders	14,000
Audit fee	9,000
Directors’ fees	6,000
Legal fees and expenses	5,000
Interest expense	3,227
Miscellaneous	1,687

Total expenses	563,633
Less: Expense subsidy (Note 2)	(101,813)

Net expenses	461,820

Net investment income	597,387

Net Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(110,429)
Net capital gain distributions received	1,656,306

1,545,877

Net change in unrealized appreciation on investments	3,008,807

Net gain on investments	4,554,684

Net Increase In Net Assets Resulting From Operations	$5,152,071

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	37

JennisonDryden Growth Allocation Fund

Statement of Operations

Six Months Ended March 31, 2007 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$392,467

Expenses
Management fee	44,784
Distribution fee—Class A	20,649
Distribution fee—Class B	106,871
Distribution fee—Class C	31,812
Distribution fee—Class R	3
Registration fees	109,000
Transfer agent’s fees and expenses (including affiliated expense of $28,965)	38,000
Custodian’s fees and expenses	26,000
Audit fee	9,000
Reports to shareholders	9,000
Legal fees and expenses	6,000
Directors’ fees	5,000
Interest expense	227
Miscellaneous	5,576

Total expenses	411,922
Less: Expense subsidy (Note 2)	(140,377)

Net expenses	271,545

Net investment income	120,922

Net Realized And Unrealized Gain On Investments
Net realized loss on investment transactions	(73,596)
Net capital gain distributions received	1,098,158

1,024,562

Net change in unrealized appreciation on investments	2,427,765

Net gain on investments	3,452,327

Net Increase In Net Assets Resulting From Operations	$3,573,249

See Notes to Financial Statements.

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JennisonDryden Conservative Allocation Fund

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$327,473	$364,942
Net realized gain (loss) on investment transactions	(33,060)	84,395
Net capital gain distributions received	364,240	162,542
Net change in unrealized appreciation on investments	667,260	624,474

Net increase in net assets resulting from operations	1,325,913	1,236,353

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(197,497)	(180,971)
Class B	(119,772)	(127,739)
Class C	(37,518)	(28,564)
Class Z	(2,099)	(1,052)

	(356,886)	(338,326)

Distributions from net realized gains
Class A	(139,400)	(27,631)
Class B	(109,514)	(30,267)
Class C	(35,116)	(6,401)
Class Z	(1,296)	(121)

	(285,326)	(64,420)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	8,666,902	11,515,312
Net asset value of shares issued in reinvestment of dividends and distributions	614,135	387,947
Cost of shares reacquired	(3,166,077)	(4,514,720)

Net increase in net assets from Fund share transactions	6,114,960	7,388,539

Total increase	6,798,661	8,222,146

Net Assets
Beginning of period	24,313,045	16,090,899

End of period(a)	$31,111,706	$24,313,045

(a) Includes undistributed net investment income of:	$69,775	$99,188

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	39

JennisonDryden Moderate Allocation Fund

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$597,387	$400,865
Net realized gain on investment transactions	1,545,877	1,156,784
Net change in unrealized appreciation on investments	3,008,807	3,083,882

Net increase in net assets resulting from operations	5,152,071	4,641,531

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(551,496)	(208,785)
Class B	(347,417)	(161,921)
Class C	(103,347)	(36,946)
Class Z	(31,907)	(7,211)

	(1,034,167)	(414,863)

Distributions from net realized gains:
Class A	(408,369)	(67,763)
Class B	(412,392)	(82,070)
Class C	(122,676)	(18,726)
Class Z	(21,572)	(2,101)

	(965,009)	(170,660)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	15,753,645	27,721,446
Net asset value of shares issued in reinvestment of dividends and distributions	1,906,662	569,814
Cost of shares reacquired	(6,055,167)	(10,097,650)

Net increase in net assets from Fund share transactions	11,605,140	18,193,610

Total increase	14,758,035	22,249,618

Net Assets
Beginning of period	71,429,277	49,179,659

End of period(a)	$86,187,312	$71,429,277

(a) Includes undistributed net investment income of:	$—	$198,727

See Notes to Financial Statements.

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JennisonDryden Growth Allocation Fund

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$120,922	$(169,506)
Net realized gain on investment transactions	1,024,562	589,638
Net change in unrealized appreciation on investments	2,427,765	2,322,871

Net increase in net assets resulting from operations	3,573,249	2,743,003

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(178,008)	(57,726)
Class B	(113,620)	—
Class C	(33,765)	—
Class Z	(7,002)	(4,348)

	(332,395)	(62,074)

Distributions from net realized gains
Class A	(149,715)	(7,999)
Class B	(197,667)	(13,800)
Class C	(58,742)	(2,948)
Class Z	(4,913)	(440)

	(411,037)	(25,187)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	10,695,361	16,300,522
Net asset value of shares issued in reinvestment of dividends and distributions	727,445	86,831
Cost of shares reacquired	(2,757,505)	(4,658,142)

Net increase in net assets from Fund share transactions	8,665,301	11,729,211

Total increase	11,495,118	14,384,953

Net Assets
Beginning of period	38,699,347	24,314,394

End of period	$50,194,465	$38,699,347

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	41

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Jennison Equity Opportunity Fund, Jennison Growth Fund, and Dryden Active Allocation Fund which are diversified funds and JennisonDryden Conservative Allocation Fund (“Conservative Allocation Portfolio”), JennisonDryden Moderate Allocation Fund (“Moderate Allocation Portfolio”) and JennisonDryden Growth Allocation Fund (“Growth Allocation Portfolio”) which are non-diversified. These financial statements relate to the Conservative Allocation Portfolio, Moderate Allocation Portfolio, and Growth Allocation Portfolio (collectively referred to as “Asset Allocation Portfolios”). The inception date of the Asset Allocation Portfolios was March 30, 2004.

The Conservative Allocation Portfolio’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Portfolio’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Portfolio’s investment objective is long-term capital appreciation. Each Asset Allocation Portfolio seeks to achieve its objective by investing in a combination of mutual funds in the JennisonDryden mutual fund family (each, an underlying fund). Each portfolio in the Asset Allocation Portfolios is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Asset Allocation Portfolios may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Asset Allocation Portfolios in the preparation of their financial statements.

Securities Valuation: Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. Short-term investments maturing within sixty days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market value.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis.

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Portfolio, semi-annually by the Moderate Allocation Portfolio and annually by the Growth Allocation Portfolio. Each Asset Allocation Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Asset Allocation Portfolios’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Asset Allocation Portfolios with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Asset Allocation Portfolios. In connection therewith, QMA is obligated to keep certain

JennisonDryden Asset Allocation Funds	43

Notes to Financial Statements

(Unaudited) Cont’d

books and records of the Asset Allocation Portfolios. PI pays for the services of QMA, the compensation of officers of the Asset Allocation Portfolios, occupancy and certain clerical and bookkeeping costs of the Asset Allocation Portfolios. The Asset Allocation Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .20 of 1% of each of the Asset Allocation Portfolios’ daily average net assets. The effective management fee rate was .20 of 1% of each of the Asset Allocation Portfolio’s daily average net assets.

The Asset Allocation Portfolios have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Asset Allocation Portfolios. The Asset Allocation Portfolios compensate PIMS for distributing and servicing the Asset Allocation Portfolios’ Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Asset Allocation Portfolios.

Pursuant to the Class A, B, C and R Plans, the Asset Allocation Portfolios compensate PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares and .50 of 1% of the average daily net assets of the Class R shares.

PI has contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Asset Allocation Portfolios to .50 of 1% of each Asset Allocation Portfolios’ average daily net assets.

PIMS has advised the Asset Allocation Portfolios of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2007. These amounts were approximately as follows:

Portfolio	Class A
Conservative Allocation Portfolio	$117,900
Moderate Allocation Portfolio	222,800
Growth Allocation Portfolio	159,100

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From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Asset Allocation Portfolios of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders for the six months ended March 31, 2007. These amounts were approximately as follows:

Portfolio	Class B	Class C
Conservative Allocation Portfolio	$12,300	$800
Moderate Allocation Portfolio	31,200	800
Growth Allocation Portfolio	22,100	800

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Asset Allocation Portfolios, along with other affiliated registered investment companies (the “Funds”), are parties to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Asset Allocation Portfolios did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2007.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates.

The Asset Allocation Portfolios pay networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in the transfer agent fees and expenses in the Statement of Operations.

JennisonDryden Asset Allocation Funds	45

Notes to Financial Statements

(Unaudited) Cont’d

The Asset Allocation Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments, for the six months ended March 31, 2007 were as follows:

Portfolios	Purchases	Sales
Conservative Allocation Portfolio	$6,607,237	$1,209,240
Moderate Allocation Portfolio	$13,944,440	$2,275,000
Growth Allocation Portfolio	$10,094,183	$1,225,000

Note 5. Tax Information

The United States federal income tax basis and unrealized appreciation (depreciation) of the Asset Allocation Portfolios’ investments as of March 31, 2007 were as follows:

Portfolios	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Conservative Allocation Portfolio	$29,018,170	$2,281,013	$(133,601)	$2,147,412
Moderate Allocation Portfolio	$75,477,783	$11,122,717	$(291,582)	$10,831,135
Growth Allocation Portfolio	$42,216,798	$7,981,779	$—	$7,981,779

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Company offers Class A, Class B, Class C, Class R and Class Z shares. There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series and five classes, designated Class A, Class B, Class C, Class R and Class Z. Each class of par value shares represents an interest in the same assets of the Company and is identical in all respects except that (1) each class is

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subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or services fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares have a conversion feature and (5) Class R and Class Z shares are offered exclusively for sale to a limited group of investors.

Transactions in shares of common stock were as follows:

Conservative Allocation Portfolio:

Class A	Shares	Amount
Six months ended March 31, 2007:
Shares sold	484,506	$5,514,103
Shares issued in reinvestment of dividends and distributions	28,635	322,920
Shares reacquired	(153,092)	(1,742,503)

Net increase (decrease) in shares outstanding before conversion	360,049	4,094,520
Shares issued upon conversion from Class B	14,301	163,874

Net increase (decrease) in shares outstanding	374,350	$4,258,394

Year ended September 30, 2006:
Shares sold	617,311	$6,751,175
Shares issued in reinvestment of dividends	18,449	199,385
Shares reacquired	(216,725)	(2,376,660)

Net increase (decrease) in shares outstanding before conversion	419,035	4,573,900
Shares issued upon conversion from Class B	36,813	404,048

Net increase (decrease) in shares outstanding	455,848	$4,977,948

Class B
Six months ended March 31, 2007:
Shares sold	179,805	$2,044,870
Shares issued in reinvestment of dividends and distributions	19,720	222,232
Shares reacquired	(82,303)	(934,574)

Net increase (decrease) in shares outstanding before conversion	117,222	1,332,528
Shares reacquired upon conversion into Class A	(14,339)	(163,874)

Net increase (decrease) in shares outstanding	102,883	$1,168,654

Year ended September 30, 2006:
Shares sold	274,163	$2,996,190
Shares issued in reinvestment of dividends and distributions	14,236	153,720
Shares reacquired	(128,433)	(1,398,456)

Net increase (decrease) in shares outstanding before conversion	159,966	1,751,454
Shares reacquired upon conversion into Class A	(36,901)	(404,048)

Net increase (decrease) in shares outstanding	123,065	$1,347,406

JennisonDryden Asset Allocation Funds	47

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended March 31, 2007:
Shares sold	93,153	$1,059,505
Shares issued in reinvestment of dividends and distributions	5,820	65,592
Shares reacquired	(41,633)	(473,661)

Net increase (decrease) in shares outstanding	57,340	$651,436

Year ended September 30, 2006:
Shares sold	152,820	$1,670,036
Shares issued in reinvestment of dividends and distributions	3,120	33,674
Shares reacquired	(66,503)	(725,315)

Net increase (decrease) in shares outstanding	89,437	$978,395

Class R
Period ended March 31, 2007:
Shares sold	221	$2,500
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	221	$2,500

Class Z
Six months ended March 31, 2007:
Shares sold	3,999	$45,924
Shares issued in reinvestment of dividends and distributions	300	3,391
Shares reacquired	(1,350)	(15,339)

Net increase (decrease) in shares outstanding	2,949	$33,976

Year ended September 30, 2006:
Shares sold	8,849	$97,911
Shares issued in reinvestment of dividends and distributions	108	1,168
Shares reacquired	(1,316)	(14,289)

Net increase (decrease) in shares outstanding	7,641	$84,790

*	Commenced operations on January 12, 2007.

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Moderate Allocation Portfolio:

Class A	Shares	Amount
Six months ended March 31, 2007:
Shares sold	651,800	$8,156,034
Shares issued in reinvestment of dividends and distributions	74,894	927,192
Shares reacquired	(279,247)	(3,499,816)

Net increase (decrease) in shares outstanding before conversion	447,447	5,583,410
Shares issued upon conversion from Class B	51,024	641,310

Net increase (decrease) in shares outstanding	498,471	$6,224,720

Year ended September 30, 2006:
Shares sold	1,084,434	$12,824,790
Shares issued in reinvestment of dividends and distributions	23,477	271,628
Shares reacquired	(409,965)	(4,829,548)

Net increase (decrease) in shares outstanding before conversion	697,946	8,266,870
Shares issued upon conversion from Class B	64,713	760,841

Net increase (decrease) in shares outstanding	762,659	$9,027,711

Class B
Six months ended March 31, 2007:
Shares sold	360,632	$4,502,709
Shares issued in reinvestment of dividends and distributions	59,818	740,545
Shares reacquired	(134,607)	(1,687,117)

Net increase (decrease) in shares outstanding before conversion	285,843	3,556,137
Shares reacquired upon conversion into Class A	(51,162)	(641,310)

Net increase (decrease) in shares outstanding	234,681	$2,914,827

Year ended September 30, 2006:
Shares sold	720,287	$8,498,646
Shares issued in reinvestment of dividends and distributions	20,646	239,078
Shares reacquired	(242,681)	(2,853,210)

Net increase (decrease) in shares outstanding before conversion	498,252	5,884,514
Shares reacquired upon conversion into Class A	(64,916)	(760,841)

Net increase (decrease) in shares outstanding	433,336	$5,123,673

JennisonDryden Asset Allocation Funds	49

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended March 31, 2007:
Shares sold	231,708	$2,887,668
Shares issued in reinvestment of dividends and distributions	14,992	185,451
Shares reacquired	(56,276)	(702,077)

Net increase (decrease) in shares outstanding	190,424	$2,371,042

Year ended September 30, 2006:
Shares sold	384,579	$4,504,346
Shares issued in reinvestment of dividends and distributions	4,297	49,798
Shares reacquired	(126,496)	(1,481,714)

Net increase (decrease) in shares outstanding	262,380	$3,072,430

Class R
Period ended March 31, 2007*:
Shares sold	201	$2,500
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	201	$2,500

*	Commenced operations on January 12, 2007.

Class Z
Six months ended March 31, 2007:
Shares sold	16,493	$204,734
Shares issued in reinvestment of dividends and distributions	4,319	53,474
Shares reacquired	(13,186)	(166,157)

Net increase (decrease) in shares outstanding	7,626	$92,051

Year ended September 30, 2006:
Shares sold	162,361	$1,893,664
Shares issued in reinvestment of dividends and distributions	805	9,310
Shares reacquired	(78,762)	(933,178)

Net increase (decrease) in shares outstanding	84,404	$969,796

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Growth Allocation Portfolio:

Class A	Shares	Amount
Six months ended March 31,2007:
Shares sold	372,912	$5,155,383
Shares issued in reinvestment of dividends and distributions	23,862	325,714
Shares reacquired	(82,611)	(1,141,265)

Net increase (decrease) in shares outstanding before conversion	314,163	4,339,832
Shares issued upon conversion from Class B	19,958	277,019

Net increase (decrease) in shares outstanding	334,121	$4,616,851

Year ended September 30, 2006:
Shares sold	508,758	$6,466,794
Shares issued in reinvestment of dividends and distributions	5,271	65,520
Shares reacquired	(132,522)	(1,675,946)

Net increase (decrease) in shares outstanding before conversion	381,507	4,856,368
Shares issued upon conversion from Class B	26,161	329,258

Net increase (decrease) in shares outstanding	407,668	$5,185,626

Class B
Six months ended March 31, 2007:
Shares sold	289,229	$3,961,684
Shares issued in reinvestment of dividends and distributions	22,502	305,808
Shares reacquired	(85,455)	(1,173,526)

Net increase (decrease) in shares outstanding before conversion	226,276	3,093,966
Shares reacquired upon conversion into Class A	(20,110)	(277,019)

Net increase (decrease) in shares outstanding	206,166	$2,816,947

Year ended September 30, 2006:
Shares sold	455,501	$5,757,383
Shares issued in reinvestment of dividends and distributions	1,100	13,633
Shares reacquired	(108,139)	(1,334,914)

Net increase (decrease) in shares outstanding before conversion	348,462	4,436,102
Shares reacquired upon conversion into Class A	(26,328)	(329,258)

Net increase (decrease) in shares outstanding	322,134	$4,106,844

JennisonDryden Asset Allocation Funds	51

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended March 31, 2007:
Shares sold	113,254	$1,554,626
Shares issued in reinvestment of dividends and distributions	6,183	84,020
Shares reacquired	(21,805)	(297,859)

Net increase (decrease) in shares outstanding	97,632	$1,340,787

Year ended September 30, 2006:
Shares sold	237,998	$3,001,021
Shares issued in reinvestment of dividends and distributions	233	2,891
Shares reacquired	(54,010)	(674,864)

Net increase (decrease) in shares outstanding	184,221	$2,329,048

Class R
Period ended March 31, 2007*:
Shares sold	182	$2,500
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	182	$2,500

Class Z
Six months ended March 31, 2007:
Shares sold	1,523	$21,168
Shares issued in reinvestment of dividends and distributions	871	11,903
Shares reacquired	(10,508)	(144,855)

Net increase (decrease) in shares outstanding	(8,114)	$(111,784)

Year ended September 30, 2006:
Shares sold	81,897	$1,075,324
Shares issued in reinvestment of dividends and distributions	385	4,787
Shares reacquired	(76,672)	(972,418)

Net increase (decrease) in shares outstanding	5,610	$107,693

*	Commenced operations on January 12, 2007.

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax

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returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

JennisonDryden Asset Allocation Funds	53

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.21

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	.43

Total from investment operations	.58

Less Dividends and Distributions:
Dividends from net investment income	(.17)
Distributions from net realized gains	(.12)

Total dividends and distributions	(.29)

Net asset value, end of period	$11.50

Total Return(c):	5.24%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,871
Average net assets (000)	$13,713
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.76	%(f)
Expenses, excluding distribution and service (12b-1) fees	.51	%(f)
Net investment income	2.72	%(f)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	4	%(g)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class A shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.71% 1.08%, 1.20%, and 6.16%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
The net investment income (loss) ratios would have been 1.77%, 1.95%, 1.49%, and (5.25)%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,		March 30, 2004(b) Through September 30, 2004
2006	2005(a)

$10.78	$10.01	$10.00

.25	.20	.05
.46	.78	(.04)

.71	.98	.01

(.24)	(.21)	—
(.04)	—	—

(.28)	(.21)	—

$11.21	$10.78	$10.01

6.71%	9.92%	.10%

$11,278	$5,929	$2,548
$8,611	$4,136	$1,535

.77%	.75%	.75	%(f)
.52%	.50%	.50	%(f)
2.26%	1.89%	1.69	%(f)

18%	11%	3	%(g)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	55

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.18

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	.43

Total from investment operations	.54

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	(.12)

Total dividends and distributions	(.25)

Net asset value, end of period	$11.47

Total Return(c):	4.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,383
Average net assets (000)	$10,691
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.51	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)
Net investment income	1.99	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class B shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.46%, 1.83%, 1.95% and 6.91%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
The net investment income (loss) ratios would have been 1.04%, 1.21%, .71% and (6.02)%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,		March 30, 2004(b) Through September 30, 2004
2006	2005(a)

$10.75	$9.97	$10.00

.16	.12	.03
.47	.78	(.06)

.63	.90	(.03)

(.16)	(.12)	—
(.04)	—	—

(.20)	(.12)	—

$11.18	$10.75	$9.97

5.91%	9.11%	(.30)%

$9,950	$8,241	$5,234
$9,007	$7,032	$3,253

1.52%	1.50%	1.50	%(e)
.52%	.50%	.50	%(e)
1.52%	1.18%	.93	%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	57

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.18

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	.43

Total from investment operations	.54

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	(.12)

Total dividends and distributions	(.25)

Net asset value, end of period	$11.47

Total Return(c):	4.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,688
Average net assets (000)	$3,363
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.51	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)
Net investment income	1.99	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class C shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.46%, 1.83%, 1.95% and 6.91%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
The net investment income (loss) ratios would have been 1.04%, 1.21%, .69% and (6.02)% for six months ended March 31, 2007, year ended September 30, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,		March 30, 2004(b) Through September 30, 2004
2006	2005(a)

$10.75	$9.97	$10.00

.16	.12	.03
.47	.78	(.06)

.63	.90	(.03)

(.16)	(.12)	—
(.04)	—	—

(.20)	(.12)	—

$11.18	$10.75	$9.97

5.91%	9.11%	(.30)%

$2,955	$1,879	$1,281
$2,093	$1,737	$983

1.52%	1.50%	1.50	%(e)
.52%	.50%	.50	%(e)
1.53%	1.17%	.91	%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	59

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class R
	January 12, 2007(b) Through March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.33

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain on investment transactions	.12

Total from investment operations	.17

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$11.50

Total Return(c):	1.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3
Average net assets (000)	$1
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.01	%(f)
Expenses, excluding distribution and service (12b-1) fees	.51	%(f)
Net investment income	1.94	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class R shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.96%, for the period ended March 31, 2007. The net investment income ratio would have been 0.99%, for the period ended March 31, 2007. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

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JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.25

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	.42

Total from investment operations	.59

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized gains	(.12)

Total dividends and distributions	(.31)

Net asset value, end of period	$11.53

Total Return(c):	5.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$167
Average net assets (000)	$138
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.51	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)
Net investment income	2.94	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class Z shares.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.46%, .83%, .95% and 5.91%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
The net investment income (loss) ratios would have been 1.99%, 2.29%, 1.63% and (5.00)% for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and period ended September 30, 2004, respectively.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended September 30,		March 30, 2004(b) Through September 30, 2004
2006	2005(a)

$10.80	$10.03	$10.00

.27	.24	.09
.49	.77	(.06)

.76	1.01	.03

(.27)	(.24)	—
(.04)	—	—

(.31)	(.24)	—

$11.25	$10.80	$10.03

7.05%	10.18%	.30%

$129	$42	$342
$50	$311	$312

.52%	.50%	.50	%(e)
.52%	.50%	.50	%(e)
2.60%	2.27%	1.90	%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	63

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.18

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	.74

Total from investment operations	.86

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.37)

Net asset value, end of period	$12.67

Total Return(c):	7.09%
Ratios/Supplemental Data:
Net assets, end of period (000)	$37,795
Average net assets (000)	$33,951
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.76	%(f)
Expenses, excluding distribution and service (12b-1) fees	.51	%(f)
Net investment income	1.91	%(f)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	3	%(g)

(a)	Inception date of Class A shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.02%, .79%, .88% and 2.61%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 1.65%, 1.06%, .95% and (1.07)%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,		March 30, 2004(a)(b) Through September 30, 2004
2006	2005

$11.34	$10.03	$10.00

.14	.13	.04
.85	1.34	(.01)

.99	1.47	.03

(.11)	(.16)	—
(.04)	—	—

(.15)	(.16)	—

$12.18	$11.34	$10.03

8.91%	14.77%	.30%

$30,263	$19,532	$9,863
$24,284	$14,172	$5,632

.76%	.75%	.75	%(f)
.51%	.50%	.50	%(f)
1.09%	1.08%	.74	%(f)

10%	5%	6	%(g)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	65

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.13

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	.72

Total from investment operations	.80

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.29)

Net asset value, end of period	$12.64

Total Return(d):	6.62%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35,372
Average net assets (000)	$33,718
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.51	%(f)
Expenses, excluding distribution and service (12b-1) fees	.51	%(f)
Net investment income	1.17	%(f)

(a)	Inception date of Class B shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.77%, 1.54%, 1.63% and 3.36%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been ..91%, .32%, .20% and (1.84)%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	Less than .005%.

See Notes to Financial Statements.

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Class B
Year Ended September 30,		March 30, 2004(a)(b) Through September 30, 2004
2006	2005

$11.34	$9.99	$10.00

.05	.04	—	(c)
.85	1.35	(.01)

.90	1.39	(.01)

(.07)	(.04)	—
(.04)	—	—

(.11)	(.04)	—

$12.13	$11.34	$9.99

8.17%	13.95%	(.10)%

$31,077	$24,146	$13,124
$27,760	$19,913	$7,614

1.51%	1.50%	1.50	%(f)
.51%	.50%	.50	%(f)
.35%	.33%	—	(f)(g)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	67

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.12

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	.72

Total from investment operations	.80

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.29)

Net asset value, end of period	$12.63

Total Return(d):	6.62%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,279
Average net assets (000)	$10,030
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.51	%(f)
Expenses, excluding distribution and service (12b-1) fees	.51	%(f)
Net investment income (loss)	1.16	%(f)

(a)	Inception date of Class C shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.77%, 1.54%, 1.63% and 3.36%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been ..90%, .30%, .21% and (2.02)%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,		March 30, 2004(a)(b) Through September 30, 2004
2006	2005

$11.34	$9.99	$10.00

.05	.04	—	(c)
.84	1.35	(.01)

.89	1.39	(.01)

(.07)	(.04)	—
(.04)	—	—

(.11)	(.04)	—

$12.12	$11.34	$9.99

7.80%	14.05%	(.10)%

$8,509	$4,989	$3,250
$6,768	$4,321	$2,407

1.51%	1.50%	1.50	%(f)
.51%	.50%	.50	%(f)
.33%	.35%	(.02	)%(f)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	69

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class R
	January 12, 2007(a) Through March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.45

Income (loss) from investment operations:
Net investment income	.02
Net realized and unrealized gain on investment transactions	.19

Total from investment operations	.21

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$12.66

Total Return(b):	1.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3
Average net assets (000)	$3
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.01	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)
Net investment income	.73	%(e)

(a)	Inception date of Class R shares.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 1.27% for the period ended March 31, 2007 and the net investment income ratio would have been .47% for the period ended March 31, 2007. Does not include expenses of the investment companies in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.19

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment transactions	.75

Total from investment operations	.88

Less Dividends and Distributions:
Dividends from net investment income	(.23)
Distributions from net realized gains	(.16)

Total dividends and distributions	(.39)

Net asset value, end of period	$12.68

Total Return(c):	7.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,739
Average net assets (000)	$1,769
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.51	%(e)
Expenses, excluding distribution and service (12b-1) fees	.51	%(e)
Net investment income	2.19	%(e)

(a)	Inception date of Class Z shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .77%, .54%, .63% and 2.36%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 1.93%, 1.23%, 1.28% and (1.17)%, for the six months ended March 31, 2007, the year ended September 30, 2006, the year ended September 30, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended September 30,		March 30, 2004(a)(b) Through September 30, 2004
2006	2005

$11.36	$10.04	$10.00

.17	.18	.05
.82	1.33	(.01)

.99	1.51	.04

(.12)	(.19)	—
(.04)	—	—

(.16)	(.19)	—

$12.19	$11.36	$10.04

8.83%	15.18%	.40%

$1,580	$513	$580
$1,268	$600	$497

.51%	.50%	.50	%(e)
.51%	.50%	.50	%(e)
1.26%	1.43%	.97	%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	73

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.15

Income (loss) from investment operations
Net investment income (loss)	.07
Net realized and unrealized gain on investment transactions	1.10

Total from investment operations	1.17

Less Dividends and Distributions
Dividends from net investment income	(.15)
Distributions from net realized gains	(.13)

Total dividends and distributions	(.28)

Net asset value, end of period	$14.04

Total Return(c):	8.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,286
Average net assets (000)	$16,564
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.75	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)
Net investment income (loss)	.98	%(f)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	3	%(g)

(a)	Inception date of Class A shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.38%, .96%, 1.20% and 4.82% for the six months ended March 31, 2007, the years ended September 30, 2006 and September 30, 2005 and for the period ended September 30, 2004, respectively.
The net investment income/(loss) ratios would have been .35%, (.27)%, (.47)% and (4.51)% for the six months ended March 31, 2007, the years ended September 30, 2006 and September 30, 2005 and for the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,		March 30, 2004(a)(b) Through September 30, 2004
2006	2005

$11.99	$10.01	$10.00

.01	.01	(.02)
1.24	2.00	.03

1.25	2.01	.01

(.08)	(.03)	—
(.01)	—	—

(.09)	(.03)	—

$13.15	$11.99	$10.01

10.61%	20.02%	.10%

$13,666	$7,573	$3,421
$10,479	$5,125	$2,226

.77%	.75%	.75	%(f)
.52%	.50%	.50	%(f)
(.08)%	(.02)%	(.40	)%(f)

8%	6%	6	%(g)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	75

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.05

Income (loss) from investment operations
Net investment income (loss)	.03
Net realized and unrealized gain on investment transactions	1.08

Total from investment operations	1.11

Less Dividends and Distributions
Dividends from net investment income	(.07)
Distributions from net realized gains	(.13)

Total dividends and distributions	(.20)

Net asset value, end of period	$13.96

Total Return(c):	8.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,270
Average net assets (000)	$21,433
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income (loss)	.27	%(e)

(a)	Inception date of Class B shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.13%, 1.71%, 1.95% and 5.57% for the six months ended March 31, 2007, the years ended September 30, 2006 and September 30, 2005 and for the period ended September 30, 2004, respectively. The net investment loss ratios would have been (.36)%, (.99)%, (1.25)% and (5.09)% for the six months ended March 31, 2007, the years ended September 30, 2006 and September 30, 2005 and for the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,		March 30, 2004(a)(b) Through September 30, 2004
2006	2005

$11.90	$9.98	$10.00

(.08)	(.07)	(.06)
1.24	1.99	.04

1.16	1.92	(.02)

—	—	—
(.01)	—	—

(.01)	—	—

$13.05	$11.90	$9.98

9.95%	19.04%	(.20)%

$19,062	$13,552	$6,585
$16,203	$10,343	$3,987

1.52%	1.50%	1.50	%(e)
.52%	.50%	.50	%(e)
(.80)%	(.80)%	(1.15	)%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	77

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.04

Income (loss) from investment operations
Net investment loss	.03
Net realized and unrealized gain on investment transactions	1.09

Total from investment operations	1.12

Less Dividends and Distributions
Dividends from net investment income	(.07)
Distributions from net realized gains	(.13)

Total dividends and distributions	(.20)

Net asset value, end of period	$13.96

Total Return(c):	8.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,152
Average net assets (000)	$6,380
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income (loss)	.26	%(e)

(a)	Inception date of Class C shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.13% 1.71%, 1.95% and 5.57% for the six months ended March 31, 2007, the years ended September 30, 2006 and September 30, 2005 and for the period ended September 30, 2004, respectively. The net investment loss ratios would have been (.37)%, (1.02)%, (1.22)% and (5.46)% for the six months ended March 31, 2007 and the years ended September 30, 2006 and September 30, 2005 and for the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,		March 30, 2004(a)(b) Through September 30, 2004
2006	2005

$11.91	$9.98	$10.00

(.07)	(.07)	(.06)
1.21	2.00	.04

1.14	1.93	(.02)

—	—	—
(.01)	—	—

(.01)	—	—

$13.04	$11.91	$9.98

9.68%	19.24%	(.20)%

$5,411	$2,746	$1,711
$3,860	$2,268	$1,282

1.52%	1.50%	1.50	%(e)
.52%	.50%	.50	%(e)
(.83)%	(.74)%	(1.14	)%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	79

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class R
	January 12, 2007(a) Through March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.76

Income (loss) from investment operations
Net investment loss	(.02)
Net realized and unrealized gain on investment transactions	.29

Total from investment operations	.27

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$14.03

Total Return(b):	1.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3
Average net assets (000)	$3
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.00	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment loss	(.55	)%(e)

(a)	Inception date of Class R shares.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.63% for the period ended March 31, 2007 and the net investment loss ratios would have been (1.18)% for the period ended March 31, 2007. Does not include expenses of the investment companies in which the Fund invests.
(d)	The distributor of the fund has contractually agreed to limit its distribution and service (12b-1) fee to .50% of 1% of the average net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

80	Visit our website at www.jennisondryden.com

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JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.18

Income (loss) from investment operations
Net investment income (loss)	.08
Net realized and unrealized gain on investment transactions	1.11

Total from investment operations	1.19

Less Dividends and Distributions
Dividends from net investment income	(.18)
Distributions from net realized gains	(.13)

Total dividends and distributions	(.31)

Net asset value, end of period	$14.06

Total Return(c):	9.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$484
Average net assets (000)	$528
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income (loss)	1.33	%(e)

(a)	Inception date of Class Z shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.03%, .71%, .95% and 4.57% for the six months ended March 31, 2007, the years ended September 30, 2006 and September 30, 2005 and for the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been .70%, (.12)%, (.19)% and (4.67)% for the six months ended March 31, 2007, the years ended September 30, 2006 and September 30, 2005 and for the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

82	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,		March 30, 2004(a)(b) Through September 30, 2004
2006	2005

$12.02	$10.03	$10.00

.02	.04	(.01)
1.27	2.00	.04

1.29	2.04	.03

(.12)	(.05)	—
(.01)	—	—

(.13)	(.05)	—

$13.18	$12.02	$10.03

10.77%	20.40%	.30%

$560	$443	$279
$662	$392	$237

.52%	.50%	.50	%(e)
.52%	.50%	.50	%(e)
.07%	.28%	(.14	)%(e)

See Notes to Financial Statements.

JennisonDryden Asset Allocation Funds	83

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Funds has delegated to each Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of each of the JennisonDryden Asset Allocation Funds carefully before investing. The prospectus for the JennisonDryden Asset Allocation Funds contains this and other information about the JennisonDryden Asset Allocation Funds. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, JennisonDryden Asset Allocation Funds, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

JennisonDryden Asset Allocation Funds
	Class A		Class B		Class C		Class R		Class Z
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Conservative Allocation	JDUAX	74437E750	JDABX	74437E743	JDACX	74437E735	JDCAR	74437E628	JDAZX	74437E784
Moderate Allocation	JDTAX	74437E727	JDMBX	74437E719	JDMCX	74437E693	JDMAR	74437E610	JDMZX	74437E776
Growth Allocation	JDAAX	74437E685	JDGBX	74437E677	JDGCX	74437E669	JDGAR	74437E594	JDGZX	74437E768

MF194E2    IFS-A133598    Ed. 05/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date May 23, 2007

* Print the name and title of each signing officer under his or her signature.